UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-227780
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-23386
Amendment No. 26	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
614-249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Advisory Retirement Income Annuity® New York
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-15
The date of this prospectus is May 1, 2022.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annual Adviser Fee Allowance – An amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee. Information on how to calculate the Annual Adviser Fee Allowance is in the Withdrawals to Pay Investment Advisory Fees provision.
Annual Adviser Fee Allowance Percentage – A specified percentage used to determine the Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance Percentage is identified in the Withdrawals to Pay Investment Advisory Fees provision.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for Retirement Income Developer option), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Early Withdrawal – For purposes of the Retirement Income Developer option, any withdrawal taken before the Withdrawal Start Date, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Excess Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year.
Excess Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.

Lifetime Withdrawal Amount – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code.
Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Advisory option, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Advisory option, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Standard Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Sub-Account Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of the Contract Owners’ interests in a specific Sub-Account after the deduction of underlying mutual fund expenses.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-15, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Retirement Income Developer option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.

Table of Contents (continued)

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.20% [1]	0.20% [1]
	Investment options (underlying mutual fund fees and expenses)	0.49% [2]	4.31% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15% [3]	1.50% [3]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets.
[3] As a percentage of Variable Account value or Current Income Benefit Base, depending on the optional benefit(s) elected.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $668.96	Highest Annual Cost Estimate: $5,412.43
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
• If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
See Benefits Under the Contract and Appendix B: Contract Types and Tax Information.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Deductions, Surrender/Withdrawal Prior to Annuitization, and Appendix B: Contract Types and Tax Information).
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. After Annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefit. A death benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit. The optional death benefit is:
•	Return of Premium Death Benefit Option
Spousal Protection Feature. The death benefit option contains the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Terminal Illness Surrender Benefit. The death benefit option contains the Enhanced Surrender Value for Terminal Illness feature. Under this feature, if after the first Contract Anniversary, the Contract Owner/ Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, subject to certain conditions.

Living Benefit Options. Several living benefit options are available for an additional charge, which provide a guaranteed lifetime income stream for the Contract Owner and, if elected, the Contract Owner's spouse. Those options are:
•	Retirement Income Developer Option
•	Joint Option for the Retirement Income Developer Option
•	Nationwide Lifetime Income Rider Advisory Option
•	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing Program
•	Dollar Cost Averaging
•	Systematic Withdrawals
•	Custom Choice Asset Rebalancing Service

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The state or other governmental entities may charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which is currently 0% of purchase payments.
The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value))	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4)	1.25% [5]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Retirement Income Developer option)	0.15%
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base6)	1.50% [7]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base6) (this is in addition to the charge for the Nationwide Lifetime Income Rider Advisory Option)
0.40% [8]

[1]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
[2]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[3]	Only one living benefit option (and its corresponding joint option) may be elected.
[4]	For information about how the Current Income Benefit Base is calculated, see Retirement Income Developer Option.
[5]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
6
For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Advisory Option.
[7]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
8
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. These amounts also include the maximum applicable Low Cost Fund Fee if you choose to invest in certain Sub-Accounts (see Low Cost Fund Fee). A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	4.31%

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (2.25%).[1] Specifically:
•	Return of Premium Death Benefit Option,
•	Nationwide Lifetime Income Rider Advisory Option, and
•	Joint Option for Nationwide Lifetime Income Rider Advisory Option.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.31%)	$6,888	$20,276	$33,164	$63,313	*	$20,276	$33,164	$63,313	$6,888	$20,276	$33,164	$63,313
Minimum Annual Underlying Mutual Fund Expenses (0.49%)	$2,877	$ 8,816	$15,009	$31,680	*	$ 8,816	$15,009	$31,680	$2,877	$ 8,816	$15,009	$31,680
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the benefit base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the benefit base is equal to the Daily Net Assets.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•	Living benefit options are designed to offer greater payouts the longer that the contract is in force.

•	Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.

In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-15 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Appendix A: Underlying Mutual Funds Available Under the Contract).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by logging on to the Contract Owner’s online account at www.nationwideadvisory.com (see Electronic Administration and Delivery)
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36750, Louisville, KY 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, KY 40223
•	by fax at 1-866-667-0563
Nationwide reserves the right to restrict or remove the ability to submit service requests via online accounts, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Electronic Administration and Delivery
Electronic Administration
The contract is designed to be administered electronically ("Electronic Administration") through a secure online account that feeds into the Service Center. The Contract Owner creates the online account by visiting Nationwide’s website after purchasing the contract. In order to elect Electronic Administration, the Contract Owner must have Internet access so the Contract Owner can access the Nationwide website that hosts the online account. Contract Owners who do not have access to the Internet should NOT elect Electronic Administration.
Through the online account, Contract Owners can access personal documents relating to the contract (such as transaction confirmations, account statements, and other personal correspondence) as well as general regulatory and disclosure documents (such as current contract prospectuses and supplements, current underlying mutual fund prospectuses and supplements, and current underlying mutual fund annual and semi-annual reports). Additionally, through the online account, Contract Owners can set certain preferences, update their personal information, communicate with the Service Center, and submit certain transactions (as described in this prospectus) to the Service Center. All documents posted to an online account will be printable and downloadable. Contract Owners should regularly check their online account to ensure that they are fully aware of all activity relating to their account and should verify and update their personal contact information on a regular basis. Contract Owners will continue to have access to their online account after the contract is surrendered.
Contract Owners can request Nationwide delete their online access at any time by contacting the Service Center. Additionally, Nationwide reserves the right to delete any online access upon 30 days' notice, which will be communicated via notification to the online account. In the event of such a notice, Contract Owners should consider printing the information contained in the online account for their records. Upon request, Nationwide will provide paper copies of any deleted document. Nationwide has no present intention of deleting any online access.
Electronic Delivery
If the Contract Owner consents to Electronic Administration, the Contract Owner is also consenting to electronic delivery of all documents associated with the contract. This means that all documents associated with the contract will only be delivered electronically to the Contract Owner’s online account, unless the Contract Owner requests to receive documents by paper via U.S. mail (at no extra charge). A request to receive contract documents via paper can be made at the time of application or at any time after the contract is issued. Nationwide will continue to post documents to the Contract Owner’s online account. Contract Owners may revoke or reinstate consent to electronic delivery at any time either by updating the preferences in the online account or by contacting the Service Center.
Under the electronic delivery program, Nationwide will send an email to the Contract Owner each time a transaction relating to the contract has occurred or a document impacting the contract is posted. If Nationwide’s email notifications fail after three attempts, Nationwide will automatically revoke the electronic delivery consent and will change delivery preferences going forward so that the Contract Owner will receive all future documents by paper via U.S. mail (at no extra charge). If this occurs, Nationwide will continue to post documents to the Contract Owner’s online account.
Note: All proxy statements for the underlying mutual funds will be sent via U.S. mail, regardless of whether electronic delivery is elected.

Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee that will not exceed an annualized rate of 0.70% of Sub-Account Daily Net Assets. Currently, Nationwide assesses a Low Cost Fund Fee at three distinct rates: 0.35%, 0.25%, and 0.10% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
The Sub-Accounts that are subject to a Low Cost Fund Fee are indicated below. The fee will be calculated as part of the unit value calculation on each Valuation Date that Contract Value is allocated to the specified Sub-Accounts.
The determination of which Sub-Accounts impose a Low Cost Fund Fee is made by Nationwide at its sole discretion. Nationwide may add, change, or remove a Low Cost Fund Fee from any Sub-Account at its sole discretion upon written or online notice to Contract Owners. In the event Nationwide determines to add a Low Cost Fund Fee to an existing Sub-Account, Nationwide will not impose the Low Cost Fund Fee on existing allocations to that Sub-Account.
Some of the indicated Sub-Accounts may not be available due to the date your contract was issued. Refer to Appendix A: Underlying Mutual Funds Available Under the Contract for more information regarding Sub-Account availability.
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.35%:
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y

•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Premium Taxes
The state or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. The premium tax rate is currently 0%. This rate is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. The Return of Premium Death Benefit Option is generally described as the greater of Contract Value or net purchase payments. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Retirement Income Developer Option
The charge for the Retirement Income Developer Option will not exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer Option is 0.80% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulations will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The Retirement Income Developer Option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.

Joint Option for the Retirement Income Developer Option
The charge for the Joint Option for the Retirement Income Developer Option ("Joint Option") is equal to 0.15% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be lower than if the Joint Option was not elected. The charge is deducted at the same time and in the same manner as the Retirement Income Developer Option charge.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Retirement Income Developer Option, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Nationwide Lifetime Income Rider Advisory Option
The charge for the Nationwide Lifetime Income Rider Advisory Option will not exceed 1.50% of the Current Income Benefit Base. The current charge for the Nationwide Lifetime Income Rider Advisory Option is 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulations will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The Nationwide Lifetime Income Rider Advisory Option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
The maximum charge for the Joint Option for the Nationwide Lifetime Income Rider Advisory Option ("Joint Option") is equal to 0.40% of the Current Income Benefit Base. The current charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be lower than if the Joint Option was not elected. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Advisory Option charge.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Advisory Option, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")

•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments (see Dollar Limit Restrictions).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. Certain features under this contract provide guarantees. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.

Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are paid by Nationwide to firms that sell the contracts. Investment advisers receive compensation in connection with the contract in the form of investment advisory fees paid by Contract Owners. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations, and marketing expenses, and/or other events or activities sponsored by the firms. Certain employees of Nationwide may receive incentive compensation for their efforts in assisting Nationwide in the sale of the contracts.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations, and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, some of the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the investment advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Some of the underlying mutual funds do not pay mutual fund service fee payments to Nationwide or pay lower mutual fund service fee payments than necessary to support the contract’s pricing model. In an effort to offset expenses that would otherwise be offset by mutual fund service fee payments, Nationwide assesses a Low Cost Fund Fee on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not make such payments. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.57% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or through other variable contracts Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadvisor’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadvisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None	• Benefit is available after the first Contract Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the contract
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None	• Only available for contracts that elect the Retirement Income Developer Option or the Nationwide Lifetime Income Rider Advisory Option
• During the program, cannot participate in other asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Limited availability
• Annuitant must be 85 or younger at application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Spousal Protection Feature:

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• Benefit is forfeited if certain changes to the parties are made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Retirement Income Developer Option	Guaranteed lifetime income stream	1.25% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)	• May not be elected if another living benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent purchase payments
• Certain ownership changes and assignments could terminate the benefit
• Determining life must be 85 or younger at application
• Determining life cannot be changed
• Restrictions exist on the parties named to the contract
Joint Option for the Retirement Income Developer Option	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)	• Only available if the Retirement Income Developer Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be 85 or younger at application
• Restrictions exist on the parties named to the contract
Nationwide Lifetime Income Rider Advisory Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)	• May not be elected if another living benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are not available
• Nationwide may limit subsequent purchase payments
• Certain ownership changes and assignments could terminate the benefit
• Determining life must be between 50 and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Joint Option for the Nationwide Lifetime Income Rider Advisory Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)	• Only available if the Nationwide Lifetime Income Rider Advisory Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be between 50 and 85 at application
• Restrictions exist on the parties named to the contract
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
Enhanced Surrender Value for Terminal Illness
Subject to state approval, if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for Terminal Illness, assuming all conditions were met, upon surrender of the contract, Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. The determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of

Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value. This negative adjustment could reduce the death benefit value significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The amount of that negative adjustment will be the greater of (a) or (b), where:
(a)	=	The gross dollar amount of the Excess Adviser Fees; and
(b)	=	a figure representing the proportional amount of the Excess Adviser Fees. This amount is determined by the following formula:

Gross dollar amount of the Excess Adviser Fees	X	Purchase payments, adjusted for amounts previously withdrawn (excluding Standard Adviser Fees)
Contract Value (reduced by the Standard Adviser Fees withdrawn)

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (not adjusted for amounts withdrawn) = $26,000. Ms. P only took withdrawals to pay investment advisory fees, and took a gross dollar amount of Standard Adviser Fees = $1,500 and Excess Adviser Fees = $500. At the time the advisory fees were taken, Ms. P’s Contract Value = $25,000. Therefore, the negative adjustment to her death benefit value is $553.19, which is the greater of (a) $500, and (b) [500 / (25,000 – 1,500)] x 26,000 or $553.19. As a result, the death benefit for Ms. P’s contract will be $25,446.81 (26,000 – 553.19), which is greater than the Contract Value at the time of her death.
The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
The Return of Premium Death Benefit Option includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the Spousal Protection Feature.
Retirement Income Developer Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Retirement Income Developer option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide Life Income Rider Advisory option is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option is elected.
Retirement Income Developer Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. The current charge associated with the Retirement Income Developer option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.25% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Retirement Income Developer option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Restrictions
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of investment options available, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Retirement Income Developer option are not available (see Dollar Cost Averaging).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Retirement Income Developer option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Retirement Income Developer option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and

(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
Mr. J purchased a contract with the Retirement Income Developer option at the age of 55. He decides to start taking income at the age of 65. The Retirement Income Developer option will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the annual step up amount, which is the highest Contract Value on any Contract Anniversary. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his highest anniversary Contract Value was $300,000, then his lifetime income would be $15,000 ($300,000 x 5%) annually.

Impact of Excess Adviser Fees: Now assume Mr. J, immediately before starting income, took a Standard Adviser Fee = $4,500 and an Excess Adviser Fee = $1,500. At the time the advisory fees were taken, his Contract Value = $290,000 and Income Benefit Base = $300,000. Therefore, the decrease to his Current Income Benefit Base is $1,576, which is the greater of (a) $1,500, and (b) [1,500 / (290,000 - 4,500)] x 300,000 or $1,576. As a result, his lifetime income would instead be $14,921 [($300,000 - 1,576) x 5%] annually.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Retirement Income Developer option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix B: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Retirement Income Developer option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Retirement Income Developer are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780).
For contracts with applications signed prior to the date of this prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
For contracts that elect the Joint Option for the Retirement Income Developer option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Retirement Income Developer option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Retirement Income Developer option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.

Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:
(1)	the gross dollar amount of the Excess Adviser Fees; or
(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Retirement Income Developer option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge or the list of permitted investment options of the Retirement Income Developer option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Retirement Income Developer option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Retirement Income Developer option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Retirement Income Developer option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Retirement Income Developer option will terminate.
Death of Determining Life
For contracts with no Joint Option for the Retirement Income Developer option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix B: Contract Types and Tax Information.

For contracts with the Joint Option for the Retirement Income Developer option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Retirement Income Developer option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Retirement Income Developer option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Retirement Income Developer
Upon termination of the Retirement Income Developer option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Retirement Income Developer option will terminate. In the following instances, the Retirement Income Developer option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Retirement Income Developer option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Retirement Income Developer option.
Other Important Considerations
The Retirement Income Developer option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Retirement Income Developer option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value.

•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Retirement Income Developer Option
At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Retirement Income Developer Option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Retirement Income Developer option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Retirement Income Developer option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Retirement Income Developer option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Lifetime Income Rider Advisory Option
The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal, and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.

The Nationwide Lifetime Income Rider Advisory Option Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Rider Advisory option rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract.
Investment Restrictions
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored. They will be treated as though no allocation request was submitted.
Dollar Cost Average programs for the Nationwide L.inc Rider Advisory option are not available (see Dollar Cost Averaging provision).
Transfers Amount Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Rider Advisory option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery.
Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780). For contracts with applications signed prior to the date of this prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Rider Advisory provision, and provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Rider Advisory option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments accepted after that Contract Anniversary, as adjusted for certain withdrawal transactions described below; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum for the following calculations, as adjusted for certain withdrawal transactions described below:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary, up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and applied after the contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-Up: any purchase payments submitted and applied after the Contract Anniversary after the Roll-Up Crediting Period.
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows:
(1)	Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and

(b) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
or
(b)	Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)	Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
or
(b)	Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
For an example of how the Income Benefit Base, Excess Adviser Fees, and the Non-Lifetime Withdrawal features of the Nationwide Lifetime Income Advisory Option are calculated, see Appendix D: Nationwide Lifetime Income Rider Advisory Option’s Non-Lifetime Withdrawal and Excess Adviser Fee Examples.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix B: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Rider Advisory option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc Rider Advisory option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the age of the younger of the determining life or spouse of the determining life) at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For Contracts that elect the Joint Option for the Nationwide L.inc Rider Advisory option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Rider Advisory option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
(1)	Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Adviser Fee; and
(b)	= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Base in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)	Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Withdrawal; and
(b)	= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Surrender	X	Current Income Benefit Base in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Rider Advisory option changes. Changes associate with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Rider Advisory option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Rider Advisory option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Rider Advisory option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Rider Advisory option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate.

Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Rider Advisory option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Rider Advisory option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option
Upon termination of the Nationwide L.inc Rider Advisory option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. In the following instances, the Nationwide L.inc Rider Advisory option will automatically terminate:
(1)	A full surrender of the contract
(2)	When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;
(3)	On the Annuitization Date;
(4)	Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or
(5)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Rider Advisory option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Rider Advisory option.

Other Important Considerations
The Nationwide L.inc Rider Advisory option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Rider Advisory option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime Income Rider Advisory Option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227780). For contracts with applications signed prior to the date of this prospectus, see Appendix C: Historical Rates, Periods, and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;

(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.

Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their investment adviser or financial professional to determine how the changes impact the options and features under the contract.

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the death benefit.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named, except that a purchased beneficially owned contract may name a Co-Annuitant if an optional death benefit is elected.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).

•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Initial purchase payments are allocated according to Contract Owner instructions on the application unless otherwise required by state law.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application through their online account or by submitting a written request to the Service Center. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate of either 0.20% or 0.55% (includes Low Cost Fund Fee) of the Daily Net Assets, depending on which Sub-Accounts the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests through their online account or to the Service Center in writing or over the telephone. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or online account transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the following Valuation Period. The following is an exception:

One-Day Delay Program. If a contract is subject to restrictions due to transfer frequency, transfer requests submitted through an online account or by telephone will be processed pursuant to Nationwide's one-day delay program. Specifically, the transfer will be executed on the next Valuation Date after the transfer request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
Only fixed annuitization options are available under this contract. Therefore, after annuitization, there are no transfer rights. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her investment adviser or financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Restrictions due to Transfer Frequency
Nationwide monitors transfer activity to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may impose transfer restrictions whereby it restricts the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner and the Contract Owner’s chosen adviser or post a letter to the Contract Owner’s online account notifying him/her that:
(1) he/she has been identified as engaging in harmful trading practices; and
(2) if his/her transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be subject to transfer restrictions. Specifically, the Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically impose transfer restrictions. The Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide’s One-Day Delay Program
Some investment advisers or financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisers, as well as Contract Owners subject to transfer restrictions, will generally be required by Nationwide to submit all transfer requests via U.S. mail.
As an alternative to submitting transfer requests via U.S. mail, Nationwide may permit these advisers and Contract Owners to submit transfer requests via Nationwide’s "one-day delay" program, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits advisers and Contract Owners to continue to submit transfer requests via the online account or telephone. However, transfer requests submitted under the one-day delay program via the online account or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Contract Owners and advisers will receive advance notice of being subject to the one-day delay program. Contract Owners should consult their adviser to determine if he/she is a multi-contract adviser and subject to transfer restrictions. Nationwide reserves the right to discontinue the availability of the one-day delay program at any time upon advance notice.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Unless otherwise required by state law, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written or electronic notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Withdrawals
If a Contract Owner requests a withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Termination for Low Contract Value
Nationwide reserves the right to treat a request for a partial withdrawal as a request for a full surrender of the contract if:
(a)	the partial withdrawal would reduce the Contract Value to an amount less than $2,000;
(b)	cumulative purchase payments, less any partial withdrawals, is less than $2,000; and
(c)	no subsequent purchase payments have been submitted for the preceding two consecutive Contract Years.
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, or the Return of Premium Death Benefit Option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment adviser to take a withdrawal(s) from the contract to collect investment advisory fees. In order to take withdrawals from the contract to pay investment advisory fees, the investment adviser and Contract Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a withdrawal(s) via the Service Center without further approval, counter-signature, or co-signature from the Contract Owner. Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their investment adviser prior to making any election as the consequences could be significant. The Contract Owner can terminate the authorization by contacting the Service Center. Nationwide may require that the Contract Owner submit a revocation form specified by Nationwide.
Withdrawals to pay investment advisory fees reduce the Contract Value by the gross dollar amount withdrawn. Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance is an amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee, the latter of which will have a negative impact on certain features of the contract as discussed further below. The Annual Adviser Fee Allowance is determined on the Valuation Date of the applicable withdrawal.

The Annual Adviser Fee Allowance is determined by the following formula:
Annual Adviser Fee Allowance Percentage (currently, 1.5%)	X	the average daily Contract Value for the current Contract Year (up to and including purchase payments on the Valuation Date that the withdrawal to pay investment advisory fees is taken)	–	withdrawals to pay investment advisory fees during the current Contract Year
Standard Adviser Fees. A Standard Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Although withdrawals to pay Standard Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, Standard Adviser Fees will not have a negative impact on certain features of the contract as follows:
•	Nationwide L.inc Rider Advisory Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Retirement Income Developer Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Standard Adviser Fees will not reduce the death benefit value under this option as described in the Return of Premium Death Benefit Option provision.
Excess Adviser Fees. An Excess Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year, as evaluated on the day the Excess Adviser Fee is taken.
Withdrawals to pay Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, and Excess Adviser Fees will have a negative impact on certain features of the contract as follows:
•	Retirement Income Developer Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Excess Adviser Fees will reduce the amount of the death benefit under this option as described in the Return of Premium Death Benefit Option provision.
•	Nationwide L.inc Rider Advisory Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
Withdrawals taken from this contract to pay investment advisory fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	Withdrawals
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Contract Owner Services
Asset Rebalancing Program
The Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Requests to participate in and/or modify an Asset Rebalancing Program can be submitted through the Contract Owner’s online account or to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program.
The Contract Owner may elect to have periodic automatic reallocations occur on a monthly, quarterly, semi-annual, or annual basis. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. Periodic automatic reallocations are not considered transfer events (see Transfer Restrictions).
While the Asset Rebalancing Program is in effect, Contract Owners can request a manual reallocation at any time to make the Contract Values in each Sub-Account match the existing portfolio percentages. A manual reallocation to the existing Sub-accounts and/or portfolio percentages is not considered a transfer event.
Contract Owners may change the specified Sub-Accounts and/or the portfolio percentages at any time while the Asset Rebalancing Program is in effect. Reallocation of Contract Values to reflect any such changes will occur at the next periodic automatic reallocation. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or portfolio percentages. A manual reallocation to new Sub-Accounts and/or portfolio percentages is considered a transfer event.
Contract Owners should consult a qualified investment adviser to discuss the use of the Asset Rebalancing Program.
Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Example:
Mr. C elects to participate in Asset Rebalancing Program and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	PIMCO Variable Insurance Trust – Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
to any other Sub-Account(s). One or more of the Sub-Accounts may impose a Low Cost Fund Fee.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Dollar Cost Averaging is not available if the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option is elected.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
For Contract Owners who have not elected the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations (see Appendix

A: Underlying Mutual Funds Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll through their online account or by submitting the proper administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio.
Nationwide considers several criteria when assigning or modifying the underlying mutual fund availability within Custom Choice. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm.
Nationwide evaluates current market conditions and product pricing when determining the percentage allocations for Groups A, B, and C. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in Appendix A: Underlying Mutual Funds Available Under the Contract. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.
Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below. This prospectus only discloses the current Sub-Accounts comprising Groups A, B, and C, and the current allocation limitations.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Manual Rebalancing
While Custom Choice is in effect, Contract Owners may request a manual reallocation at any time in order to make the Contract Values in each Sub-Account match the previously selected investment percentages. Contract Owners may request manual rebalancing through their online account, via written request (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. A manual reallocation to the existing investment percentages is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions through their online account, via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Reallocation of Contract Values to reflect any such changes will occur at the end of the next quarterly rebalancing. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or investment percentages. A manual reallocation to new Sub-Accounts and/or investment percentages is considered a transfer event.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.
Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Example:
Mr. U elected a living benefit that permits use of Custom Choice Asset Rebalancing Service and elects to enroll in the service. At the time of enrollment, allocation limitations are 40%-100% to Group A, 0%-60% to Group B, and 0%-10% to Group C. He selects two Sub-Accounts from Group A (30% each), two Sub-Accounts from Group B (15% each), and one Sub-Account from Group C (10%). Each quarter, Nationwide will automatically rebalance Mr. U’s Contract Value by transferring Contract Value among the five elected Sub-Accounts so that his allocation percentages remain intact.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and

•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Retirement Income Developer option or the Nationwide Lifetime Income Advisory option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose an annuity payment option. This contract provides only fixed annuity payments, which provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Several factors determine the amount of annuity payments, including the amount of Contract Value annuitized, the annuity payment option elected, the adjusted age and sex of the Annuitant (and joint Annuitant, if any), the frequency of annuity payments, the Annuitization Date, the date the contract was issued, the deduction of any applicable premium taxes, and the annuity purchase rates. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.
Sub-Accounts and the Custom Choice Asset Rebalancing Service are not available after annuitization.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.

Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a fixed payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.91%	0.00%	0.91%	19.12%	24.18%	19.08%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.80%	0.00%	0.80%	35.94%	10.16%	13.13%
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	-5.04%	20.84%	16.59%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	0.00%	1.64%	23.93%	15.65%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	6.26%	5.01%	2.81%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.90%*	0.00%	0.90%	23.01%	9.25%	12.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.88%*	0.00%	0.88%	24.28%	9.39%	11.89%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	8.18%	6.31%	6.03%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.84%	11.43%	11.12%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	16.13%	19.39%	15.43%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	0.00%	1.24%	6.42%	15.15%	12.26%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.86%	0.00%	0.86%	21.68%	25.11%	19.46%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	23.79%	16.10%	15.17%
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	0.00%	1.09%	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	-0.58%	3.95%	3.03%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	-0.87%	3.03%	2.10%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	0.00%	0.81%	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	0.00%	0.78%	-1.66%	3.60%	3.30%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.91%*	0.00%	0.91%	4.78%	5.75%	6.32%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	0.00%	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	0.35%	0.65%	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	0.35%	0.59%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	0.35%	0.75%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	0.35%	0.63%	18.11%	6.99%	6.52%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	0.35%	0.47%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	39.68%	10.45%	13.59%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	0.00%	1.18%	3.62%	3.18%	3.52%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.16%	0.00%	1.16%	-2.41%	14.70%	8.17%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	27.51%	19.86%	16.34%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	0.00%	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	11.68%	31.76%	22.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	22.90%	25.97%	19.40%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	12.11%	16.56%	12.87%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	0.00%	0.54%	-0.89%	4.07%	3.28%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	0.00%	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	0.00%	1.45%	4.44%	6.06%	6.32%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.76%*	0.00%	0.76%	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.25%*	0.00%	1.25%	4.83%	3.60%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06%*	0.00%	1.06%	23.49%	11.06%	12.65%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.80%*	0.00%	0.80%	-0.43%	5.10%	4.89%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.17%*	0.00%	1.17%	2.50%	2.51%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	5.40%	4.64%	6.00%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	0.00%	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	0.97%	0.00%	0.97%	25.71%	7.54%	8.11%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.04%	0.00%	1.04%	27.23%	15.35%	14.77%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	0.00%	1.00%	10.21%	11.87%	9.73%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	0.00%	1.22%	41.99%	-11.79%	-4.24%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	16.35%	24.84%	17.04%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	0.00%	0.86%	16.90%	14.10%	11.53%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	0.00%	0.96%	16.54%	18.83%	16.93%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	17.74%	30.31%	22.95%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.31%	0.10%	1.41%	11.08%	7.73%	4.05%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	5.46%	5.07%	3.57%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	21.93%	21.52%	19.44%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	12.31%	21.03%	16.82%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	3.27%	5.65%	6.32%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	0.00%	0.71%	-0.23%	3.61%	3.32%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.96%	0.00%	0.96%	8.86%	14.38%	12.18%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	0.00%	0.96%	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.03%*	0.00%	1.03%	13.82%	11.60%	9.65%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	0.00%	0.95%	25.15%	11.97%	13.13%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.99%	13.94%	9.72%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.20%*	0.00%	1.20%	11.26%	11.90%	8.10%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	30.60%	12.14%	13.30%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.15%*	0.00%	1.15%	-1.96%	3.76%	3.82%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	0.00%	1.12%	14.00%	8.29%	8.99%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	0.00%	0.82%	-0.14%	34.24%	23.94%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	0.00%	1.22%	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	0.00%	1.07%	-4.93%	19.86%	15.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.83%	0.00%	0.83%	5.23%	4.41%	4.20%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	1.04%	0.00%	1.04%	21.57%	15.66%	14.45%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	0.00%	0.80%	20.29%	11.67%	12.90%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	0.00%	1.15%	4.42%	8.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	0.00%	1.12%	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	0.00%	0.96%	10.99%	8.24%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	0.00%	1.01%	15.75%	10.53%	9.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	0.00%	0.87%	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	0.00%	1.03%	10.07%	7.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	0.00%	1.03%	15.41%	9.37%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	0.00%	0.98%	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	0.00%	1.06%	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	0.00%	0.94%	9.02%	7.29%	6.63%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.07%*	0.00%	1.07%	34.32%	11.11%	12.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	0.00%	0.87%	26.75%	15.06%	14.19%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.63%	0.35%	0.98%	-1.93%	3.32%	2.66%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	0.00%	1.14%	10.28%	5.98%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	0.25%	1.25%	0.00%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	0.00%	1.35%	-7.51%	8.31%	4.04%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	0.00%	0.92%	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	0.00%	0.71%	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.49%	0.00%	0.76%	0.38%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	0.00%	1.13%	12.65%	9.55%	7.66%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.28%	0.35%	0.63%	10.98%	9.49%	7.96%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	0.00%	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	0.00%	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	0.00%	0.83%	2.75%	4.50%	4.08%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.82%*	0.00%	0.82%	7.57%	6.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	0.00%	0.85%	12.01%	8.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	0.00%	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	0.00%	0.84%	6.70%	6.68%	6.20%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.35%	0.58%	-1.61%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%*	0.35%	0.60%	22.41%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	0.35%	0.78%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	0.00%	0.97%	12.70%	9.94%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	0.00%	0.97%	22.45%	13.63%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.35%	0.60%	24.43%	12.79%	13.93%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	0.00%	1.34%	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	0.00%	1.06%	32.04%	8.39%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	0.00%	1.06%	30.83%	14.86%	14.76%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	0.00%	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.18%*	0.00%	1.18%	46.32%	12.88%	10.96%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.35%	0.51%	28.49%	18.28%	16.35%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.35%	0.62%	14.54%	11.86%	13.13%
Equity	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Probabilities Fund Management, LLC	2.24%*	0.00%	2.24%	2.19%	4.14%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.33%*	0.00%	1.33%	16.04%	8.44%	5.90%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	0.00%	0.93%	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	1.28%	3.39%	2.93%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.02%	0.00%	1.02%	-2.56%	4.54%	4.41%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	1.99%	5.05%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-1.95%	3.05%	4.39%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-0.92%	1.54%	1.58%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	0.00%	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-1.26%	3.93%	3.43%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.02%	0.00%	1.02%	-6.94%	1.69%	3.07%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.82%	0.00%	0.82%	-4.58%	3.61%	3.72%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	1.08%	0.00%	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	0.00%	1.12%	14.93%	8.09%	7.00%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	10.61%	7.36%	9.66%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	35.26%	11.89%	13.14%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	8.98%	6.25%	6.48%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	17.32%	22.96%	18.92%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	12.82%	19.22%	20.12%
Alternative	The Merger Fund VL - The Merger Fund VL This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	0.00%	1.50%	1.08%	4.82%	3.32%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	3.18%	5.64%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (formerly, VanEck VIP Trust - Emerging Markets Fund: Class S) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Van Eck Associates Corporation	1.55%*	0.00%	1.55%	-12.21%	8.86%	6.50%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	0.00%	1.34%	18.67%	1.99%	-0.36%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.35%	0.55%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	21.54%	18.12%	17.35%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	0.35%	0.63%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	0.35%	0.65%	25.32%	12.35%	13.06%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	0.35%	0.49%	28.54%	18.30%	16.38%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	0.35%	0.48%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	0.35%	0.76%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	0.35%	0.61%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	0.35%	0.73%	-1.54%	20.47%	13.56%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	0.35%	0.52%	24.35%	15.71%	14.96%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	0.35%	0.61%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.35%	0.49%	-0.45%	2.74%	2.47%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.35%	0.49%	-1.71%	3.49%	2.76%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	0.35%	0.45%	8.52%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	0.35%	0.48%	25.63%	17.79%	16.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X
Custom Choice Asset Rebalancing Service	X	X

Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
	Nationwide Lifetime Income Rider Advisory Option	Pro 4 Option	Retirement Income Developer
Group A	50% - 100%	0% - 100%	0% - 100%
Group B	0% - 50%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
Alger Capital Appreciation Portfolio: Class I-2 Shares			X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A		X
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III			X
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III			X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II			X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II		X
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II		X
American Funds Insurance Series® - American High-Income Trust: Class 4			X
American Funds Insurance Series® - Asset Allocation Fund: Class 4		X
American Funds Insurance Series® - Global Growth Fund: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - Growth Fund: Class 4		X
American Funds Insurance Series® - Growth-Income Fund: Class 4		X
American Funds Insurance Series® - International Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - The Bond Fund of America: Class 4	X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III			X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2			X
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class)		X
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	X
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA International Small Portfolio		X

Underlying Mutual Fund	Group A	Group B	Group C
DFA Investment Dimensions Group Inc. - VA International Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	X
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio		X
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
First Eagle Variable Funds - Overseas Variable Fund		X
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2			X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares			X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares		X
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	X
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	X
Guggenheim Variable Funds Trust - Series P (High Yield Series)			X
Invesco - Invesco V.I. Global Fund: Series II		X
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares			X
Invesco - Invesco V.I. Main Street Fund: Series II		X
Invesco Oppenheimer V.I. International Growth Fund: Series I		X
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II			X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II)		X

Underlying Mutual Fund	Group A	Group B	Group C
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class		X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II			X
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II			X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II			X
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y			X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class			X
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class			X
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class			X

Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	X
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB	X
Putnam Variable Trust - Putnam VT Income Fund: Class IB	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Rydex Variable Trust - Financial Services Fund			X
Rydex Variable Trust - Telecommunications Fund			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
The Merger Fund VL - The Merger Fund VL			X
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I			X
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (formerly, VanEck VIP Trust - Emerging Markets Fund: Class S)			X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S)			X
Vanguard Variable Insurance Fund - Balanced Portfolio			X
Vanguard Variable Insurance Fund - Capital Growth Portfolio		X
Vanguard Variable Insurance Fund - Diversified Value Portfolio		X
Vanguard Variable Insurance Fund - Equity Income Portfolio		X
Vanguard Variable Insurance Fund - Equity Index Portfolio		X
Vanguard Variable Insurance Fund - Global Bond Index Portfolio			X
Vanguard Variable Insurance Fund - Growth Portfolio		X
Vanguard Variable Insurance Fund - High Yield Bond Portfolio			X
Vanguard Variable Insurance Fund - International Portfolio		X
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio		X
Vanguard Variable Insurance Fund - Real Estate Index Portfolio			X
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	X
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	X
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio		X
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio		X

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•	the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•	the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•	the investment advisory fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment advisor;
•	the Contract Owner may not pay the fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•	the investment advisor will not receive a commission for the sale of the Contract.
It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.

Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)
While the tax treatment for withdrawals for benefits such as Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service) is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.

In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service), withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.

In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix C: Historical Rates, Periods, and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the Retirement Income Developer option and the Joint Option for the Retirement Income Developer option.
•	Lifetime Withdrawal Percentages, Roll-up Interest Rate, and Roll-up Crediting Period for the Nationwide Lifetime Income Rider Advisory option and the Joint Option for the Nationwide Lifetime Income Rider Advisory option.
For contracts with applications signed on or after May 1, 2022, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Retirement Income Developer Option and Joint Option for the Retirement Income Developer Option
If the first Lifetime Withdrawal is taken prior to fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before November 30, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.00%	3.75%
65 through 74	4.50%	4.25%
75 through 80	5.00%	4.75%
81 and older	5.50%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before November 30, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.50%	4.25%
65 through 74	5.00%	4.75%
75 through 80	5.50%	5.25%
81 and older	6.00%	5.75%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Lifetime Withdrawal Percentage:
For contracts with applications signed on or after May 22, 2020 and before May 1, 2022:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.25%	3.00%
59½ through 64	4.25%	4.00%
65 through 69	5.00%	4.75%
70 through 74	5.10%	4.85%

Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
75 through 80	5.75%	5.50%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
For contracts with applications signed on or after September 16, 2019 and before May 22, 2020:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.35%	3.10%
59½ through 64	4.50%	4.25%
65 through 69	5.65%	5.40%
70 through 74	5.65%	5.40%
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
**In New York the Contract Owner’s Age is 50 up to 59½.
Roll-Up Interest Rate:
Roll-Up Interest Rate
7%
Roll-Up Crediting Period:
Roll-Up Crediting Period
10 years

Appendix D: Nationwide Lifetime Income Rider Advisory Option's Non-Lifetime Withdrawal and Excess Adviser Fee Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Original Highest Contract Value Benefit Base**:				$100,000
Original Roll-up Value Benefit Base**:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000

			$160,000
		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

Example of an Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Excess Adviser Fee taken during the 5th Contract Year:	$ 16,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$183,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$140,000
Contract Value on 5th Contract Anniversary**:	$148,000
If a $16,000 Excess Adviser Fee is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Adviser Fee
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$183,250
$160,000
=	$18,325

	The Current Roll-up Benefit Base of $183,250 is reduced by $18,325 resulting in the proportionally reduced Roll-up Benefit Base of $164,952.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$156,000
			$160,000
		=		$15,600
	The Highest Contract Value Benefit Base of $156,000 is reduced by the greater of the total dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $140,000.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $164,925, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$100,000
			$160,000
		=		$10,000
	The initial purchase payment of $100,000 is reduced by $10,000 resulting in the proportionally reduced initial purchase payment of $90,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $121,500.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$50,000
			$160,000
		=		$5,000
	The subsequent purchase payment of $50,000 is reduced by $5,000 resulting in the proportionally reduced subsequent purchase payment of $45,000. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $52,875.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $174,375 ($121,500 + $52,875).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $140,000) and Current Anniversary Contract Value (i.e. $148,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $174,375.

Example of a Non-Lifetime Withdrawal and Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal and Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000

Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 4th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
Excess Adviser Fee taken on the 5th Contract Year				$ 6,250
Highest Contract Value on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$124,000
Roll-up Value Benefit Base on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$145,313
Contract Value on the Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$125,000
Highest Contract Value Benefit Base before 6th Contract Anniversary and after Excess Adviser Fee**:				$117,750
Contract Value on 6th Contract Anniversary**:				$119,750
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000

		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

If a 6,250 Excess Adviser Fee is taken during the 6th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Adviser Fee
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$145,313
			$125,000
		=		$7,266
	The Current Roll-up Benefit Base of $145,313 is reduced by $7,266 resulting in the proportionally reduced Roll-up Benefit Base of $138,047.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$124,000
			$125,000
		=		$6,200
	The Highest Contract Value Benefit Base of $124,000 is reduced by the greater of the dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $117,750.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $138,047, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 6th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment with Non-Lifetime Reduction
			Contract Value (after reduction for Standard Adviser Fee)

		=	$6,250	X	$75,000
			$125,000
		=		$3,750
	The initial purchase payment of $100,000 is reduced by $28,750 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced initial purchase payment of $71,250. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,175.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment (with Non-Lifetime Reduction)
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$37,500
			$125,000
		=		$1,875
	The subsequent purchase payment of $50,000 is reduced by $14,375 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced subsequent purchase payment of $35,625. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $44,353.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,528 ($101,175 + $44,353).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,750) and Current Anniversary Contract Value (i.e. $119,750).
The 6th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,528.

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Additional Purchase Payment in the 3rd Contract Year*:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:	$ 75,000
Current Income Benefit Base (prior to Non-Lifetime Withdrawal)**:	$246,250
Contract Value on Date of Non-Lifetime Withdrawal**:	$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Non-Lifetime Withdrawal**:	$164,167
Contract Value on 11th Contract Anniversary**:	$155,000
If a $75,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by:
1)	Proportional Reduction to the Highest Contract Value	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base (prior to Non- Lifetime Withdrawal)
Contract Value (on date of Non-Lifetime Withdrawal)
=	$75,000	X	$246,250
$225,000
=	$82,083
The Current Income Benefit Base will equal $164,167 ($246,250 - $82,083).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

2)	Contract Value on Contract Anniversary	$155,000
3)	Income Benefit Base before anniversary processing	$164,167
	The Current Income Benefit Base on the 11th Anniversary is $164,167.

Example of an Excess Adviser Fee taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Excess Adviser Fee taken during the 11th Contract Year:				$ 22,500
Current Income Benefit Base (prior to Excess Adviser Fee)**:				$246,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Excess Adviser Fee**:				$221,625
Contract Value on 11th Contract Anniversary**:				$207,500
If a $22,500 Excess Adviser Fee is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by the greater of:
1)	Dollar Amount Withdrawn		$22,500
2)	Proportional Reduction to the Highest Contract Value	=	Excess Adviser Fee	X	Current Income Benefit Base (prior to Excess Adviser Fee)
			Contract Value (on the date of Excess Adviser Fee)
		=	$22,500	X	$246,250
			$225,000
		=		$24,625
	The Current Income Benefit Base will equal $221,625 ($246,250 - $24,625).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:
3)	Contract Value on Contract Anniversary		$207,500
4)	Income Benefit Base before Anniversary Processing		$221,625
	The Current Income Benefit Base on the 11th Anniversary is $221,625.
*	All numbers are rounded to the nearest whole number
**	Contract Value, Roll-up Value, and Current Income Benefit Base are hypothetical and for example purposes only
+	Additional purchase payment made 2.5 years after contract issuance.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000206993

Nationwide Advisory Retirement Income Annuity® New York
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-15
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022 The prospectus may be obtained from Nationwide Life Insurance Company by visiting www.nationwideadvisory.com, writing P.O. Box 36750, Louisville, Kentucky 40233 or calling 1-866-667-0561. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-15 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-15 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are
2

not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No direct or indirect underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Value Class B (ALVIVB)

AB Small/Mid Cap Value A (ALVSVA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Inflation Protection Class II (ACVIP2)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4) (1)

American Funds The Bond Fund of America Class 4 (AMVBD4) (1)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds American High-Income Trust Class 4 (AMVHI4) (1)

American Funds International Class 4 (AMVI4)

American Funds New World Class 4 (AMVNW4)

BLACKROCK VAR SERIES TRST FNDS

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FIDELITY VIP

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Small Cap Eqty Insights Svc (GVSSCS)

3

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

INVESCO V. I.

Invesco Oppenheimer V.I. International Growth S1 (OVIG)

DELAWARE IVY VIP

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG) (1)

JANUS ASPEN SERIES

Janus Henderson Balanced - Serv (JABS)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology and Innovation - Serv (JAGTS)

Janus Henderson Enterprise - Serv (JAMGS)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

LMPV EQUITY TRUST

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Series Total Return VC (LOVTRC)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT Value Series - Service (MVFSC)

MFS VIT Utilities Series - Service (MVUSC)

MORGAN STANLEY

Morgan Stanley VIF Emerging Markets Debt II (MSEMB)

Morgan Stanley VIF Global Infrastructure II (MSGI2)

NATIONWIDE VARIABLE INSURANCE

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT BlackRock Equity Dividend I (EIF) (1)

NVIT Government Bond I (GBF)

NVIT International Equity I (GIG)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT Investor Destinations Conservative II (GVIDC)

NVIT Investor Destinations Moderate II (GVIDM)

NVIT International Index - Class Y (GVIXY)

NVIT Investor Destinations Managed Growth II (IDPG2)

NVIT Investor Destinations Managed Growth & Income II (IDPGI2)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Amundi Multi Sector Bond I (MSBF) (1)

NVIT Managed American Funds Asset Alloc II (NAMAA2)

NVIT Blueprint Managed Growth II (NCPG2)

NVIT Bond Index - Class Y (NVBXD)

NVIT Blueprint Conservative II (NVCCN2)

NVIT Blueprint Moderately Aggressive II (NVCMA2)

NVIT Blueprint Balanced II (NVCRB2)

NVIT Investor Destinations Balanced II (NVDBL2)

4

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NVIT BlackRock Managed Global Allocation II (NVMGA2) (1)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT BNY Mellon Sustainable U.S. Equity II (NVNSR2) (1)

NVIT Real Estate II (NVRE2)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market I (SAM)

NVIT Multi-Manager Small Company I (SCF)

NVIT Multi-Manager Small Cap Value I (SCVF)

NVIT AQR Large Cap Defensive Style Class II (TRF2)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Probabilities Class 1 (NOVPB1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

PUTNAM VARIABLE TRUST

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Income Cl IB (PVIB)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Health Sciences II (TRHS2)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF) (1)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 4, 2021 (inception) to December 31, 2021.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Advisor (PMVAAD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 20, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Federated High Income Bond I (HIBF) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from August 2, 2021 (inception) to December 31, 2021.

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

INVESCO V. I.

Invesco V.I. Global Real Estate I (IVRE)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 6, 2021 (inception) to December 31, 2021.

COLUMBIA VARIABLE PORTFOLIO

CVP High Yield Bond Class 2 (CLVHY2)

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Aggressive II (GVIDA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 2, 2021 (inception) to December 31, 2021.

FIDELITY VIP

Fidelity VIP Growth - Serv II (FG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Aggressive II (NVCRA2)

6

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 25, 2021 (inception) to December 31, 2021.

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2021 (inception) to December 31, 2021.

FIDELITY VIP

Fidelity VIP Emerging Markets - Serv II (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2021 (inception) to December 31, 2021.

FIDELITY VIP

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

NATIONWIDE VARIABLE INSURANCE

NVIT BNY Mellon Dynamic U.S. Equity Income II (NVAMV2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 11, 2021 (inception) to December 31, 2021.

FIDELITY VIP

Fidelity VIP Growth Opportunities - Serv II (FGO2)

MORGAN STANLEY

Morgan Stanley VIF Growth Class II (MSVEG2)

PUTNAM VARIABLE TRUST

Putnam VT International Value Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY VARIABLE PORT

American Century VP Value II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 20, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 11, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Moderate II (NVCMD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 16, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Capital Appreciation Fund: Class II (NVCCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 12, 2020 (inception) to December 31, 2020.

INVESCO V. I.

Invesco V.I. Main Street II (OVGIS) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 26, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation II (NVDCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 15, 2020 (inception) to December 31, 2020.

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives - Ser (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 28, 2020 (inception) to December 31, 2020.

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Svc 2 (MNCPS2)

NATIONWIDE VARIABLE INSURANCE

NVIT Neuberger Berman Multi Cap Opportunities II (NVNMO2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 22, 2020 (inception) to December 31, 2020.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 1, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 24, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser High Yield Ser P (SBLP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 4, 2020 (inception) to December 31, 2020.

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Global Bond Index (VVGBI)

VANECK VIP

VanEck VIP Global Resources Class S (VWHAS) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 18, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Telecommunications (RTEL)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 15, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Financial Services (RFSF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 4, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Managed American Funds Growth-Income II (NAMGI2)

NVIT Allspring Discovery II (NVMMG2) (1)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY VARIABLE PORT

American Century VP Mid Cap Value II (ACVMV2)

FIDELITY VIP

Fidelity VIP Energy Service Class 2 (FNRS2)

MFS

MFS VIT II Research International Service (MV2RIS)

MFS VIT III Mid Cap Value Service (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 20, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Moderately Aggressive II (GVDMA)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

VANECK VIP

VanEck VIP Emerging Markets S (VEEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 9, 2020 (inception) to December 31, 2020.

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 2, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity VIP Growth & Income - Serv II (FGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 31, 2020 (inception) to December 31, 2020.

INVESCO V. I.

Invesco V.I. Global II (OVGSS) (1)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 30, 2020 (inception) to December 31, 2020.

ALPS VARIABLE INVESTMENT TRUST

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 23, 2020 (inception) to December 31, 2020.

IVY VIP

Delaware Ivy VIP Energy – Class 2 (WRENG) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 3, 2020 (inception) to December 31, 2020.

DFA INVESTMENT DIMENSIONS

DFA VA Global Moderate Allocation (DFVGMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 24, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Moderately Conservative II (NVCMC2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 7, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Moderately Conservative II (GVDMC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from January 27, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Managed Growth & Income II (NCPGI2)

VANECK VIP

VanEck VIP Global Gold Fund: Class S (VVGGS)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from January 16, 2020 (inception) to December 31, 2020.

JOHN HANCOCK

JHancock VIT Emerging Markets Value II (JHEMV2)

NATIONWIDE VARIABLE INSURANCE

NVIT Multi-Manager Small Cap Growth II (SCGF2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

12

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALCAI2	12,719	$1,336,301	$1,199,806	$-	$1,199,806	$1	$1,199,805	$1,199,805	$-	$1,199,805
ALVIVB	1,940	24,450	30,295	-	30,295	-	30,295	30,295	-	30,295
ALVSVA	34,198	729,592	802,281	-	802,281	-	802,281	802,281	-	802,281
AAEIP3	16,580	145,489	146,239	-	146,239	-	146,239	146,239	-	146,239
ARLPE3	1,521	19,716	26,462	-	26,462	-	26,462	26,462	-	26,462
ACVIP2	20,219	228,203	230,896	1	230,897	-	230,897	230,897	-	230,897
ACVMV2	9,267	214,863	232,137	-	232,137	2	232,135	232,135	-	232,135
ACVV2	6,945	91,090	95,070	-	95,070	-	95,070	95,070	-	95,070
AMVAA4	147,524	4,074,424	4,213,285	-	4,213,285	-	4,213,285	4,213,285	-	4,213,285
AMVBC4	120,495	1,646,356	2,133,960	-	2,133,960	1	2,133,959	2,133,959	-	2,133,959
AMVBD4	327,127	3,729,587	3,601,670	-	3,601,670	1	3,601,669	3,601,669	-	3,601,669
AMVGG4	64,432	2,570,100	2,871,727	1	2,871,728	-	2,871,728	2,871,728	-	2,871,728
AMVGI4	33,172	1,915,997	2,175,067	-	2,175,067	-	2,175,067	2,175,067	-	2,175,067
AMVGR4	61,187	7,240,632	7,574,357	1	7,574,358	-	7,574,358	7,574,358	-	7,574,358
AMVHI4	12,790	139,650	140,563	-	140,563	-	140,563	140,563	-	140,563
AMVI4	49,090	1,076,289	1,095,194	1	1,095,195	-	1,095,195	1,095,195	-	1,095,195
AMVNW4	103,468	3,051,734	3,232,334	-	3,232,334	-	3,232,334	3,232,334	-	3,232,334
BRVHY3	98,169	735,850	745,103	2,761	747,864	-	747,864	747,864	-	747,864
BRVTR3	509,379	6,175,689	6,025,953	5,448	6,031,401	-	6,031,401	6,031,401	-	6,031,401
CLVHY2	1,217	8,535	8,239	-	8,239	-	8,239	8,239	-	8,239
DWVSVS	13,497	489,483	610,873	-	610,873	-	610,873	610,873	-	610,873
DFVEA	121,867	1,678,534	1,820,689	-	1,820,689	1	1,820,688	1,820,688	-	1,820,688
DFVGB	135,487	1,442,463	1,414,488	-	1,414,488	1	1,414,487	1,414,487	-	1,414,487
DFVGMI	107,155	1,656,258	1,690,904	1	1,690,905	-	1,690,905	1,690,905	-	1,690,905
DFVIS	76,470	1,083,963	1,044,579	-	1,044,579	-	1,044,579	1,044,579	-	1,044,579
DFVIV	82,523	1,091,130	1,101,679	-	1,101,679	-	1,101,679	1,101,679	-	1,101,679
DFVSTF	385,533	3,931,675	3,924,723	1	3,924,724	-	3,924,724	3,924,724	-	3,924,724
DFVULV	119,815	3,572,598	3,968,287	-	3,968,287	1	3,968,286	3,968,286	-	3,968,286
DFVUTV	121,102	2,826,672	2,854,386	-	2,854,386	-	2,854,386	2,854,386	-	2,854,386
ETVFR	116,813	1,061,971	1,061,830	-	1,061,830	1	1,061,829	1,061,829	-	1,061,829
FB2	16,824	378,862	412,513	-	412,513	-	412,513	412,513	-	412,513
FC2	60,116	2,947,753	3,156,679	2	3,156,681	-	3,156,681	3,156,681	-	3,156,681
FEMS2	22,813	327,815	286,992	-	286,992	-	286,992	286,992	-	286,992
FG2	2,639	274,660	262,352	-	262,352	1	262,351	262,351	-	262,351
FGI2	35,071	802,767	891,504	-	891,504	-	891,504	891,504	-	891,504
FGO2	1,049	86,523	81,423	-	81,423	1	81,422	81,422	-	81,422
FIGBP2	252,737	3,383,915	3,280,520	-	3,280,520	-	3,280,520	3,280,520	-	3,280,520
FNRS2	15,451	226,343	242,427	-	242,427	-	242,427	242,427	-	242,427
FVICA2	13,806	328,297	332,857	-	332,857	-	332,857	332,857	-	332,857
FVSIS2	294,160	3,440,939	3,415,199	1	3,415,200	-	3,415,200	3,415,200	-	3,415,200
FEOVF	89,213	2,306,371	2,353,432	3	2,353,435	-	2,353,435	2,353,435	-	2,353,435

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	508	6,794	6,672	1	6,673	-	6,673	6,673	-	6,673
GVMSAS	31,828	312,048	310,640	-	310,640	1	310,639	310,639	-	310,639
GVSSCS	38,068	499,427	492,221	1	492,222	-	492,222	492,222	-	492,222
GVFRB	18,337	449,500	447,422	-	447,422	2	447,420	447,420	-	447,420
GVTRBE	148,548	2,626,142	2,559,490	1	2,559,491	-	2,559,491	2,559,491	-	2,559,491
RCPF	415	29,913	32,209	-	32,209	-	32,209	32,209	-	32,209
RFSF	2,239	225,463	252,411	1	252,412	-	252,412	252,412	-	252,412
RTEL	43	3,052	3,062	-	3,062	1	3,061	3,061	-	3,061
SBLP	41	1,064	1,143	-	1,143	1	1,142	1,142	-	1,142
IVRE	1,975	34,317	35,533	-	35,533	-	35,533	35,533	-	35,533
OVGIS	4,419	139,353	155,913	-	155,913	-	155,913	155,913	-	155,913
OVGSS	6,302	347,375	354,061	1	354,062	-	354,062	354,062	-	354,062
OVIG	205,959	607,280	601,402	-	601,402	1	601,401	601,401	-	601,401
WRMCG	116,246	1,882,795	2,074,045	-	2,074,045	-	2,074,045	2,074,045	-	2,074,045
JABS	22,786	1,033,496	1,210,833	-	1,210,833	1	1,210,832	1,210,832	-	1,210,832
JAFBS	71,300	964,076	946,145	-	946,145	-	946,145	946,145	-	946,145
JAGTS	49,913	1,016,525	1,043,685	-	1,043,685	-	1,043,685	1,043,685	-	1,043,685
JAMGS	3,896	334,972	360,343	-	360,343	1	360,342	360,342	-	360,342
JHEMV2	36,589	366,858	384,550	-	384,550	-	384,550	384,550	-	384,550
LZREMS	2,516	54,164	54,996	-	54,996	1	54,995	54,995	-	54,995
LVCLGI	10,236	408,263	442,413	-	442,413	1	442,412	442,412	-	442,412
SBVSG2	30,154	1,062,951	1,019,500	1	1,019,501	-	1,019,501	1,019,501	-	1,019,501
LOVBD	310,545	3,888,002	3,819,703	-	3,819,703	-	3,819,703	3,819,703	-	3,819,703
LOVTRC	110,352	1,894,407	1,859,426	-	1,859,426	1	1,859,425	1,859,425	-	1,859,425
MNCPS2	27,679	509,452	511,546	-	511,546	-	511,546	511,546	-	511,546
MEGSS	10,122	708,075	756,504	2	756,506	-	756,506	756,506	-	756,506
MV2RIS	82,045	1,514,034	1,545,734	-	1,545,734	-	1,545,734	1,545,734	-	1,545,734
MV3MVS	62,317	586,531	682,371	-	682,371	-	682,371	682,371	-	682,371
MVFSC	35,105	769,414	848,147	1	848,148	-	848,148	848,148	-	848,148
MVUSC	3,869	137,464	145,402	-	145,402	-	145,402	145,402	-	145,402
MSEMB	5,422	39,836	38,714	1	38,715	-	38,715	38,715	-	38,715
MSGI2	11,668	91,861	96,492	-	96,492	1	96,491	96,491	-	96,491
MSVEG2	2,334	125,208	113,030	-	113,030	-	113,030	113,030	-	113,030
DTRTFY	193,245	1,957,733	1,913,128	-	1,913,128	1	1,913,127	1,913,127	-	1,913,127
EIF	29,688	643,354	676,585	-	676,585	1	676,584	676,584	-	676,584
GBF	7,823	89,101	85,036	-	85,036	-	85,036	85,036	-	85,036
GIG	65,988	777,472	841,348	-	841,348	-	841,348	841,348	-	841,348
GVDMA	11,329	153,673	166,534	2	166,536	-	166,536	166,536	-	166,536
GVDMC	146,469	1,691,482	1,740,053	-	1,740,053	-	1,740,053	1,740,053	-	1,740,053
GVEXD	411,702	9,916,678	11,527,661	-	11,527,661	-	11,527,661	11,527,661	-	11,527,661
GVIDA	33,473	486,498	495,736	1	495,737	-	495,737	495,737	-	495,737

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVIDC	84,593	876,918	908,524	1	908,525	-	908,525	908,525	-	908,525
GVIDM	150,610	1,837,951	1,979,020	-	1,979,020	-	1,979,020	1,979,020	-	1,979,020
GVIXY	26,249	279,171	294,519	-	294,519	-	294,519	294,519	-	294,519
IDPG2	699,951	8,132,268	9,043,371	-	9,043,371	-	9,043,371	9,043,371	-	9,043,371
IDPGI2	135,231	1,539,778	1,618,711	-	1,618,711	-	1,618,711	1,618,711	-	1,618,711
MCIFD	76,753	1,930,175	2,127,579	-	2,127,579	1	2,127,578	2,127,578	-	2,127,578
MSBF	25,020	216,554	228,934	-	228,934	1	228,933	228,933	-	228,933
NAMAA2	1,832,232	23,092,384	24,863,384	1	24,863,385	-	24,863,385	24,863,385	-	24,863,385
NAMGI2	9,389	118,501	135,863	-	135,863	-	135,863	135,863	-	135,863
NCPG2	1,034,061	11,918,055	13,442,793	-	13,442,793	-	13,442,793	13,442,793	-	13,442,793
NCPGI2	132,426	1,507,305	1,599,709	-	1,599,709	-	1,599,709	1,599,709	-	1,599,709
NJMMAY	7,645	79,594	78,136	-	78,136	-	78,136	78,136	-	78,136
NVAMV2	9,729	175,800	192,150	1	192,151	-	192,151	192,151	-	192,151
NVBXD	355,726	3,880,671	3,809,828	-	3,809,828	1	3,809,827	3,809,827	-	3,809,827
NVCCA2	12,768	137,205	156,409	-	156,409	-	156,409	156,409	-	156,409
NVCCN2	73,531	830,658	833,843	-	833,843	-	833,843	833,843	-	833,843
NVCMA2	52,344	558,100	586,776	-	586,776	-	586,776	586,776	-	586,776
NVCMC2	57,952	625,446	698,318	-	698,318	-	698,318	698,318	-	698,318
NVCMD2	96,241	1,146,376	1,181,843	1	1,181,844	-	1,181,844	1,181,844	-	1,181,844
NVCRA2	6,854	84,974	89,038	-	89,038	1	89,037	89,037	-	89,037
NVCRB2	296,645	3,434,922	3,675,434	1	3,675,435	-	3,675,435	3,675,435	-	3,675,435
NVDBL2	159,604	2,761,699	2,767,538	-	2,767,538	1	2,767,537	2,767,537	-	2,767,537
NVDCA2	2,014	37,700	40,704	-	40,704	1	40,703	40,703	-	40,703
NVFIY	110,457	1,218,702	1,194,039	-	1,194,039	1	1,194,038	1,194,038	-	1,194,038
NVGEY	24,100	358,463	373,063	1	373,064	-	373,064	373,064	-	373,064
NVMGA2	17,232	214,782	209,020	1	209,021	-	209,021	209,021	-	209,021
NVMMG2	40,508	509,719	424,119	-	424,119	-	424,119	424,119	-	424,119
NVMMV1	16,044	132,950	152,739	-	152,739	-	152,739	152,739	-	152,739
NVNMO2	7,032	91,336	104,635	-	104,635	-	104,635	104,635	-	104,635
NVNSR2	58,131	836,367	919,637	-	919,637	-	919,637	919,637	-	919,637
NVRE2	12,320	95,799	128,246	-	128,246	-	128,246	128,246	-	128,246
NVSIXD	480,737	4,909,796	4,946,789	-	4,946,789	-	4,946,789	4,946,789	-	4,946,789
SAM	6,228,016	6,228,016	6,228,016	2	6,228,018	-	6,228,018	6,228,018	-	6,228,018
SCF	5,197	112,651	134,546	-	134,546	1	134,545	134,545	-	134,545
SCGF2	5,416	95,762	93,101	-	93,101	-	93,101	93,101	-	93,101
SCVF	3,825	43,809	44,292	-	44,292	-	44,292	44,292	-	44,292
TRF2	32,150	848,675	870,622	-	870,622	1	870,621	870,621	-	870,621
NOVPB1	6,241	51,438	52,362	-	52,362	-	52,362	52,362	-	52,362
PMUBAM	18,226	189,589	188,091	2	188,093	-	188,093	188,093	-	188,093
PMVAAD	3,241	37,505	37,791	-	37,791	-	37,791	37,791	-	37,791
PMVEBA	6,811	88,033	85,279	-	85,279	-	85,279	85,279	-	85,279

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVFHA	3,844	42,339	41,324	-	41,324	-	41,324	41,324	-	41,324
PMVHYA	8,845	69,375	70,231	-	70,231	1	70,230	70,230	-	70,230
PMVID	784,310	8,518,048	8,556,822	-	8,556,822	-	8,556,822	8,556,822	-	8,556,822
PMVLDA	65,830	679,657	673,439	-	673,439	-	673,439	673,439	-	673,439
PMVLGA	18,792	213,768	211,221	-	211,221	-	211,221	211,221	-	211,221
PMVRRA	11,294	156,928	157,998	1	157,999	-	157,999	157,999	-	157,999
PMVRSA	22,027	165,535	170,487	-	170,487	-	170,487	170,487	-	170,487
PMVTRA	461,884	5,188,458	4,969,875	-	4,969,875	1	4,969,874	4,969,874	-	4,969,874
PVSTA	123,498	1,279,302	1,272,027	1	1,272,028	-	1,272,028	1,272,028	-	1,272,028
PVDIB	60,040	327,961	317,009	-	317,009	-	317,009	317,009	-	317,009
PVIB	98,924	1,085,138	1,016,936	1	1,016,937	-	1,016,937	1,016,937	-	1,016,937
PVIGIB	8,672	98,312	98,600	-	98,600	-	98,600	98,600	-	98,600
TRBCG2	50,248	2,453,919	2,536,013	1	2,536,014	-	2,536,014	2,536,014	-	2,536,014
TRHS2	23,354	1,390,391	1,429,004	2	1,429,006	-	1,429,006	1,429,006	-	1,429,006
VEEMS	28,816	457,767	407,172	1	407,173	-	407,173	407,173	-	407,173
VVGGS	20,542	214,488	179,944	-	179,944	1	179,943	179,943	-	179,943
VWHAS	6,753	167,956	172,130	-	172,130	1	172,129	172,129	-	172,129
VVB	161,289	4,126,953	4,582,210	-	4,582,210	1	4,582,209	4,582,209	-	4,582,209
VVCG	29,175	1,253,590	1,478,896	-	1,478,896	-	1,478,896	1,478,896	-	1,478,896
VVDV	160,019	2,427,826	2,792,333	-	2,792,333	-	2,792,333	2,792,333	-	2,792,333
VVEI	275,955	6,596,324	7,674,305	1	7,674,306	-	7,674,306	7,674,306	-	7,674,306
VVEIX	95,463	5,223,325	6,249,943	-	6,249,943	1	6,249,942	6,249,942	-	6,249,942
VVG	122,797	4,113,069	4,699,431	2	4,699,433	-	4,699,433	4,699,433	-	4,699,433
VVGBI	19,472	418,937	414,749	-	414,749	-	414,749	414,749	-	414,749
VVHGB	1,736,882	21,460,364	21,224,698	-	21,224,698	-	21,224,698	21,224,698	-	21,224,698
VVHYB	127,057	960,707	1,024,076	-	1,024,076	-	1,024,076	1,024,076	-	1,024,076
VVI	60,637	2,385,029	2,407,297	-	2,407,297	-	2,407,297	2,407,297	-	2,407,297
VVMCI	199,238	5,172,929	5,873,545	-	5,873,545	1	5,873,544	5,873,544	-	5,873,544
VVREI	163,086	2,266,270	2,700,700	-	2,700,700	-	2,700,700	2,700,700	-	2,700,700
VVSTC	865,766	9,416,485	9,332,958	-	9,332,958	1	9,332,957	9,332,957	-	9,332,957
VVTISI	252,698	5,610,943	6,122,865	1	6,122,866	-	6,122,866	6,122,866	-	6,122,866
VVTSM	203,645	9,568,860	11,595,558	-	11,595,558	1	11,595,557	11,595,557	-	11,595,557
SVDF	11,331	519,887	484,296	-	484,296	2	484,294	484,294	-	484,294
MGRFV	7,184	83,009	84,561	-	84,561	-	84,561	84,561	-	84,561

Total (unaudited)			$309,002,277	$8,256	$309,010,533	$45	$309,010,488	$309,010,488	$-	$309,010,488

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALCAI2	ALVIVB	ALVSVA	AAEIP3	ARLPE3	ACVIP2	ACVMV2
Reinvested dividends	$2,531,915	-	508	3,753	1,423	1,126	4,718	2,285
Mortality and expense risk charges (note 2)	(644,090)	(1,161)	(45)	(664)	(48)	(38)	(163)	(273)

Net investment income (loss)	1,887,825	(1,161)	463	3,089	1,375	1,088	4,555	2,012

Realized gain (loss) on investments	4,999,190	83,517	104	59,047	92	1,248	1,876	9,970
Change in unrealized gain (loss) on investments	7,515,911	(200,586)	2,444	38,589	750	3,045	1,663	13,650

Net gain (loss) on investments	12,515,101	(117,069)	2,548	97,636	842	4,293	3,539	23,620

Reinvested capital gains	6,053,824	234,881	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,456,750	116,651	3,011	100,725	2,217	5,381	8,094	25,632

Investment Activity*:	ACVV2	AMVAA4	AMVBC4	AMVBD4	AMVGG4	AMVGI4	AMVGR4	AMVHI4
Reinvested dividends	$462	47,159	25,736	42,766	4,443	17,087	3,333	4,494
Mortality and expense risk charges (note 2)	(47)	(3,713)	(2,951)	(4,093)	(3,300)	(2,295)	(7,966)	(111)

Net investment income (loss)	415	43,446	22,785	38,673	1,143	14,792	(4,633)	4,383

Realized gain (loss) on investments	411	86,110	80,629	(376)	82,294	37,467	246,366	685
Change in unrealized gain (loss) on investments	3,980	80,841	366,561	(143,803)	114,771	236,088	45,004	(513)

Net gain (loss) on investments	4,391	166,951	447,190	(144,179)	197,065	273,555	291,370	172

Reinvested capital gains	-	56,225	-	104,197	102,001	15,711	726,653	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,806	266,622	469,975	(1,309)	300,209	304,058	1,013,390	4,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMVI4	AMVNW4	BRVHY3	BRVTR3	CLVHY2	DWVSVS	DFVEA	DFVGB
Reinvested dividends	$23,791	19,673	21,166	60,143	395	2,380	34,747	9,610
Mortality and expense risk charges (note 2)	(1,252)	(3,980)	(837)	(7,006)	(6)	(674)	(5,746)	(2,985)

Net investment income (loss)	22,539	15,693	20,329	53,137	389	1,706	29,001	6,625

Realized gain (loss) on investments	11,882	69,008	429	(8,613)	-	16,247	25,119	61
Change in unrealized gain (loss) on investments	(63,002)	(96,122)	4,727	(120,384)	(296)	87,031	62,429	(28,191)

Net gain (loss) on investments	(51,120)	(27,114)	5,156	(128,997)	(296)	103,278	87,548	(28,130)

Reinvested capital gains	-	90,460	2,111	16,907	-	-	81,836	126

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,581)	79,039	27,596	(58,953)	93	104,984	198,385	(21,379)

Investment Activity*:	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FB2
Reinvested dividends	$23,962	25,527	43,240	242	63,658	37,914	9,227	2,681
Mortality and expense risk charges (note 2)	(5,729)	(3,523)	(3,469)	(10,730)	(13,551)	(9,031)	(483)	(563)

Net investment income (loss)	18,233	22,004	39,771	(10,488)	50,107	28,883	8,744	2,118

Realized gain (loss) on investments	2,887	33,244	29,421	(2,054)	108,079	258,736	(77)	13,402
Change in unrealized gain (loss) on investments	30,093	(65,590)	(5,442)	(5,027)	297,770	(76,378)	12	22,598

Net gain (loss) on investments	32,980	(32,346)	23,979	(7,081)	405,849	182,358	(65)	36,000

Reinvested capital gains	53,719	68,848	-	-	-	190,420	-	19,061

Net increase (decrease) in contract owners’ equity resulting from operations	$104,932	58,506	63,750	(17,569)	455,956	401,661	8,679	57,179

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FC2	FEMS2	FG2	FGI2	FGO2	FIGBP2	FNRS2	FVICA2
Reinvested dividends	$518	5,376	-	15,932	-	52,587	3,072	-
Mortality and expense risk charges (note 2)	(3,472)	(174)	(126)	(819)	(55)	(3,739)	(153)	(205)

Net investment income (loss)	(2,954)	5,202	(126)	15,113	(55)	48,848	2,919	(205)

Realized gain (loss) on investments	118,404	(2,113)	144	18,479	1,688	4,016	5,831	2,552
Change in unrealized gain (loss) on investments	120,586	(40,822)	(12,309)	42,222	(5,101)	(124,635)	15,770	4,559

Net gain (loss) on investments	238,990	(42,935)	(12,165)	60,701	(3,413)	(120,619)	21,601	7,111

Reinvested capital gains	332,443	20,866	23,030	25,039	1,922	71,895	-	10,434

Net increase (decrease) in contract owners’ equity resulting from operations	$568,479	(16,867)	10,739	100,853	(1,546)	124	24,520	17,340

Investment Activity*:	FVSIS2	FEOVF	FTVGI2	GVMSAS	GVSSCS	GVFRB	GVTRBE	RCPF
Reinvested dividends	$71,058	21,800	-	4,567	735	5,498	40,252	118
Mortality and expense risk charges (note 2)	(3,140)	(2,870)	(4)	(233)	(370)	(244)	(3,020)	(24)

Net investment income (loss)	67,918	18,930	(4)	4,334	365	5,254	37,232	94

Realized gain (loss) on investments	4,413	12,857	-	128	14,258	(5)	4,334	(715)
Change in unrealized gain (loss) on investments	(49,864)	16,629	(122)	(1,604)	(42,155)	(2,118)	(87,077)	1,925

Net gain (loss) on investments	(45,451)	29,486	(122)	(1,476)	(27,897)	(2,123)	(82,743)	1,210

Reinvested capital gains	44,387	6,566	-	-	68,906	-	65,591	11

Net increase (decrease) in contract owners’ equity resulting from operations	$66,854	54,982	(126)	2,858	41,374	3,131	20,080	1,315

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RFSF	RTEL	SBLP	IVRE	OVGIS	OVGSS	OVIG	WRMCG
Reinvested dividends	$562	197	56	241	735	-	-	-
Mortality and expense risk charges (note 2)	(229)	(38)	(1)	(10)	(167)	(320)	(564)	(2,327)

Net investment income (loss)	333	159	55	231	568	(320)	(564)	(2,327)

Realized gain (loss) on investments	5,561	2,685	3	28	132	14,296	16,657	51,733
Change in unrealized gain (loss) on investments	26,946	(408)	(2)	1,216	15,373	(1,490)	(43,783)	(11,911)

Net gain (loss) on investments	32,507	2,277	1	1,244	15,505	12,806	(27,126)	39,822

Reinvested capital gains	3,351	-	-	-	8,357	13,608	54,425	168,915

Net increase (decrease) in contract owners’ equity resulting from operations	$36,191	2,436	56	1,475	24,430	26,094	26,735	206,410

Investment Activity*:	JABS	JAFBS	JAGTS	JAMGS	JHEMV2	LZREMS	LVCLGI	SBVSG2
Reinvested dividends	$7,206	13,395	984	542	7,735	1,406	-	-
Mortality and expense risk charges (note 2)	(1,589)	(1,064)	(1,285)	(475)	(717)	(107)	(522)	(1,085)

Net investment income (loss)	5,617	12,331	(301)	67	7,018	1,299	(522)	(1,085)

Realized gain (loss) on investments	40,026	1,086	47,776	74,221	1,547	5,411	61,671	45,209
Change in unrealized gain (loss) on investments	112,253	(34,494)	(38,343)	(40,082)	10,919	(4,668)	(14,630)	(111,503)

Net gain (loss) on investments	152,279	(33,408)	9,433	34,139	12,466	743	47,041	(66,294)

Reinvested capital gains	7,511	17,906	112,838	20,432	-	-	23,739	117,093

Net increase (decrease) in contract owners’ equity resulting from operations	$165,407	(3,171)	121,970	54,638	19,484	2,042	70,258	49,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LOVBD	LOVTRC	MNCPS2	MEGSS	MV2RIS	MV3MVS	MVFSC	MVUSC
Reinvested dividends	$102,575	35,989	764	-	10,011	4,024	6,825	2,379
Mortality and expense risk charges (note 2)	(4,169)	(2,251)	(254)	(730)	(1,665)	(772)	(760)	(191)

Net investment income (loss)	98,406	33,738	510	(730)	8,346	3,252	6,065	2,188

Realized gain (loss) on investments	35,893	1,359	2,987	35,340	392	20,247	16,613	4,123
Change in unrealized gain (loss) on investments	(121,914)	(48,610)	(2,502)	(13,488)	31,101	94,955	66,614	4,207

Net gain (loss) on investments	(86,021)	(47,251)	485	21,852	31,493	115,202	83,227	8,330

Reinvested capital gains	54,267	12,097	9,124	73,730	72,019	3,865	13,415	5,361

Net increase (decrease) in contract owners’ equity resulting from operations	$66,652	(1,416)	10,119	94,852	111,858	122,319	102,707	15,879

Investment Activity*:	MSEMB	MSGI2	MSVEG2	DTRTFY	EIF	GBF	GIG	GVDMA
Reinvested dividends	$751	2,968	-	47,289	7,219	1,479	20,335	225
Mortality and expense risk charges (note 2)	(28)	(162)	(75)	(6,277)	(603)	(184)	(1,073)	(179)

Net investment income (loss)	723	2,806	(75)	41,012	6,616	1,295	19,262	46

Realized gain (loss) on investments	(1)	4,973	(471)	(6,777)	42,055	(1,425)	1,771	330
Change in unrealized gain (loss) on investments	(1,184)	(720)	(12,177)	(43,704)	10,853	(2,438)	47,131	11,894

Net gain (loss) on investments	(1,185)	4,253	(12,648)	(50,481)	52,908	(3,863)	48,902	12,224

Reinvested capital gains	-	4,589	2,660	4,925	4,565	-	-	2,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(462)	11,648	(10,063)	(4,544)	64,089	(2,568)	68,164	14,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVDMC	GVEXD	GVIDA	GVIDC	GVIDM	GVIXY	HIBF	IDPG2
Reinvested dividends	$3,073	231,323	636	1,491	3,289	8,094	-	14,128
Mortality and expense risk charges (note 2)	(1,691)	(43,587)	(364)	(900)	(2,385)	(1,017)	(4)	(10,297)

Net investment income (loss)	1,382	187,736	272	591	904	7,077	(4)	3,831

Realized gain (loss) on investments	37,258	361,493	(46)	4,751	4,651	3,516	847	8,465
Change in unrealized gain (loss) on investments	9,545	1,394,512	9,239	6,573	124,865	4,643	-	367,930

Net gain (loss) on investments	46,803	1,756,005	9,193	11,324	129,516	8,159	847	376,395

Reinvested capital gains	12,581	71,780	8,198	4,003	19,665	-	-	291,614

Net increase (decrease) in contract owners’ equity resulting from operations	$60,766	2,015,521	17,663	15,918	150,085	15,236	843	671,840

Investment Activity*:	IDPGI2	MCIFD	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMAY
Reinvested dividends	$2,455	27,192	12,691	-	262	14,973	1,549	1,749
Mortality and expense risk charges (note 2)	(1,553)	(8,055)	(383)	(20,895)	(157)	(14,015)	(1,365)	(149)

Net investment income (loss)	902	19,137	12,308	(20,895)	105	958	184	1,600

Realized gain (loss) on investments	1,624	64,380	2,899	41,823	2,880	128,010	5,846	41
Change in unrealized gain (loss) on investments	32,083	161,153	(2,357)	1,452,127	16,651	1,081,683	71,268	(1,458)

Net gain (loss) on investments	33,707	225,533	542	1,493,950	19,531	1,209,693	77,114	(1,417)

Reinvested capital gains	30,453	34,144	-	-	-	-	-	2,611

Net increase (decrease) in contract owners’ equity resulting from operations	$65,062	278,814	12,850	1,473,055	19,636	1,210,651	77,298	2,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVAMV2	NVBXD	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2
Reinvested dividends	$1,940	82,654	258	1,716	130	948	1,660	112
Mortality and expense risk charges (note 2)	(168)	(17,525)	(220)	(1,058)	(126)	(968)	(752)	(67)

Net investment income (loss)	1,772	65,129	38	658	4	(20)	908	45

Realized gain (loss) on investments	1,650	29,615	1,392	41,662	62	12,237	2,208	41
Change in unrealized gain (loss) on investments	16,351	(70,801)	18,142	(32,563)	27,573	45,219	35,467	4,063

Net gain (loss) on investments	18,001	(41,186)	19,534	9,099	27,635	57,456	37,675	4,104

Reinvested capital gains	-	14,292	-	3,526	-	166	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,773	38,235	19,572	13,283	27,639	57,602	38,583	4,149

Investment Activity*:	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY	NVMGA2	NVMMG2	NVMMV1
Reinvested dividends	$5,463	7,256	54	15,962	5,791	7,172	-	1,195
Mortality and expense risk charges (note 2)	(4,905)	(2,970)	(36)	(4,325)	(913)	(189)	(560)	(146)

Net investment income (loss)	558	4,286	18	11,637	4,878	6,983	(560)	1,049

Realized gain (loss) on investments	215,676	87,346	152	336	820	183	(1,887)	5,033
Change in unrealized gain (loss) on investments	115,658	3,099	1,794	(22,123)	12,964	(7,264)	(86,634)	13,912

Net gain (loss) on investments	331,334	90,445	1,946	(21,787)	13,784	(7,081)	(88,521)	18,945

Reinvested capital gains	-	34,469	484	265	210	-	58,950	-

Net increase (decrease) in contract owners’ equity resulting from operations	$331,892	129,200	2,448	(9,885)	18,872	(98)	(30,131)	19,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVNMO2	NVNSR2	NVRE2	NVSIXD	SAM	SCF	SCGF2	SCVF
Reinvested dividends	$221	2,869	930	52,109	-	-	-	-
Mortality and expense risk charges (note 2)	(99)	(1,227)	(114)	(19,043)	(8,774)	(132)	(148)	(43)

Net investment income (loss)	122	1,642	816	33,066	(8,774)	(132)	(148)	(43)

Realized gain (loss) on investments	2,700	28,592	8,104	296,565	-	5,688	15,264	3,312
Change in unrealized gain (loss) on investments	10,418	52,924	21,359	(128,253)	-	11,504	(12,778)	250

Net gain (loss) on investments	13,118	81,516	29,463	168,312	-	17,192	2,486	3,562

Reinvested capital gains	1,512	105,327	-	84,244	-	1,361	5,968	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,752	188,485	30,279	285,622	(8,774)	18,421	8,306	3,519

Investment Activity*:	TRF2	NOVPB1	PMUBAM	PMVAAD	PMVEBA	PMVFHA	PMVHYA	PMVID
Reinvested dividends	$3,315	-	1,599	215	2,645	851	3,085	166,958
Mortality and expense risk charges (note 2)	(317)	(80)	(112)	(2)	(88)	(72)	(104)	(8,565)

Net investment income (loss)	2,998	(80)	1,487	213	2,557	779	2,981	158,393

Realized gain (loss) on investments	4,405	(101)	(59)	(1)	(42)	(703)	77	2,919
Change in unrealized gain (loss) on investments	19,985	1,134	(1,802)	286	(3,692)	(1,344)	(687)	(60,573)

Net gain (loss) on investments	24,390	1,033	(1,861)	285	(3,734)	(2,047)	(610)	(57,654)

Reinvested capital gains	12,717	-	250	-	-	559	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,105	953	(124)	498	(1,177)	(709)	2,371	100,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVDIB	PVIB
Reinvested dividends	$1,584	3,277	3,524	4,500	74,999	7,227	1,740	9,427
Mortality and expense risk charges (note 2)	(394)	(324)	(102)	(135)	(6,126)	(1,065)	(465)	(1,329)

Net investment income (loss)	1,190	2,953	3,422	4,365	68,873	6,162	1,275	8,098

Realized gain (loss) on investments	275	(37,830)	67	12,284	(10,497)	1,457	(7,364)	(5,135)
Change in unrealized gain (loss) on investments	(6,659)	(1,168)	951	2,065	(268,815)	(10,601)	(17,952)	(71,399)

Net gain (loss) on investments	(6,384)	(38,998)	1,018	14,349	(279,312)	(9,144)	(25,316)	(76,534)

Reinvested capital gains	-	32,362	-	-	171,421	-	-	31,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,194)	(3,683)	4,440	18,714	(39,018)	(2,982)	(24,041)	(36,827)

Investment Activity*:	PVIGIB	TRBCG2	TRHS2	VEEMS	VVGGS	VWHAS	VVB	VVCG
Reinvested dividends	$-	-	-	3,511	16,400	503	50,881	7,148
Mortality and expense risk charges (note 2)	(74)	(3,090)	(1,805)	(517)	(198)	(176)	(17,439)	(5,397)

Net investment income (loss)	(74)	(3,090)	(1,805)	2,994	16,202	327	33,442	1,751

Realized gain (loss) on investments	(3)	128,329	70,135	5,122	(14,553)	9,124	23,521	69,339
Change in unrealized gain (loss) on investments	288	(94,839)	(25,497)	(69,307)	(25,740)	1,313	370,484	46,753

Net gain (loss) on investments	285	33,490	44,638	(64,185)	(40,293)	10,437	394,005	116,092

Reinvested capital gains	-	280,191	90,668	9,735	-	-	141,200	49,957

Net increase (decrease) in contract owners’ equity resulting from operations	$211	310,591	133,501	(51,456)	(24,091)	10,764	568,647	167,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI
Reinvested dividends	$6,776	72,965	43,973	787	1,390	215,735	20,507	3,132
Mortality and expense risk charges (note 2)	(8,689)	(25,059)	(22,832)	(17,170)	(1,039)	(75,519)	(3,555)	(7,669)

Net investment income (loss)	(1,913)	47,906	21,141	(16,383)	351	140,216	16,952	(4,537)

Realized gain (loss) on investments	76,039	62,379	367,029	120,836	(67)	5,973	5,394	140,029
Change in unrealized gain (loss) on investments	232,693	834,547	571,221	162,282	(5,140)	(435,079)	(1,159)	(277,077)

Net gain (loss) on investments	308,732	896,926	938,250	283,118	(5,207)	(429,106)	4,235	(137,048)

Reinvested capital gains	9,319	67,374	131,376	206,833	1,036	86,510	-	78,750

Net increase (decrease) in contract owners’ equity resulting from operations	$316,138	1,012,206	1,090,767	473,568	(3,820)	(202,380)	21,187	(62,835)

Investment Activity*:	VVMCI	VVREI	VVSTC	VVTISI	VVTSM	SVDF	MGRFV
Reinvested dividends	$31,290	15,983	90,977	48,795	69,817	-	-
Mortality and expense risk charges (note 2)	(19,262)	(7,496)	(32,026)	(19,102)	(39,368)	(934)	(115)

Net investment income (loss)	12,028	8,487	58,951	29,693	30,449	(934)	(115)

Realized gain (loss) on investments	270,935	83,780	11,357	22,191	196,065	3,925	437
Change in unrealized gain (loss) on investments	248,611	353,475	(163,949)	87,411	1,103,484	(61,686)	(3,652)

Net gain (loss) on investments	519,546	437,255	(152,592)	109,602	1,299,549	(57,761)	(3,215)

Reinvested capital gains	186,735	21,149	22,343	23,237	299,593	64,003	3,858

Net increase (decrease) in contract owners’ equity resulting from operations	$718,309	466,891	(71,298)	162,532	1,629,591	5,308	528

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALCAI2		ALVIVB		ALVSVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,887,825	820,544	(1,161)	(439)	463	375	3,089	724
Realized gain (loss) on investments	4,999,190	(756,061)	83,517	7,721	104	(3,002)	59,047	(17,152)
Change in unrealized gain (loss) on investments	7,515,911	8,652,818	(200,586)	63,638	2,444	3,143	38,589	32,583
Reinvested capital gains	6,053,824	1,335,168	234,881	69,724	-	-	-	4,141

Net increase (decrease) in contract owners’ equity resulting from operations	20,456,750	10,052,469	116,651	140,644	3,011	516	100,725	20,296

Equity transactions:
Purchase payments received from contract owners (note 4)	191,731,178	77,837,391	322,852	318,504	-	26,929	221,800	76,884
Transfers between funds	-	-	456,113	94,187	(846)	(11,356)	305,484	(39,383)
Redemptions (notes 2, 3, and 4)	(9,495,971)	(10,875,481)	(274,235)	(3,684)	(702)	(675)	(7,011)	(2,139)
Adjustments to maintain reserves	5,897	2,408	(4)	3	2	(2)	(5)	4

Net equity transactions	182,241,104	66,964,318	504,726	409,010	(1,546)	14,896	520,268	35,366

Net change in contract owners’ equity	202,697,854	77,016,787	621,377	549,654	1,465	15,412	620,993	55,662
Contract owners’ equity at beginning of period	106,312,634	29,295,847	578,428	28,774	28,830	13,418	181,288	125,626

Contract owners’ equity at end of period	$309,010,488	106,312,634	1,199,805	578,428	30,295	28,830	802,281	181,288

CHANGE IN UNITS:
Beginning units	8,711,700	2,666,720	33,991	2,392	2,564	1,217	16,258	11,622
Units purchased	23,015,074	13,708,616	49,814	48,971	13	4,676	49,587	27,652
Units redeemed	(8,818,117)	(7,663,636)	(24,500)	(17,372)	(142)	(3,329)	(12,815)	(23,016)

Ending units	22,908,657	8,711,700	59,305	33,991	2,435	2,564	53,030	16,258

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AAEIP3		ARLPE3		ACVIP2		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,375	-	1,088	2,597	4,555	183	2,012	278
Realized gain (loss) on investments	92	-	1,248	754	1,876	36	9,970	126
Change in unrealized gain (loss) on investments	750	-	3,045	3,701	1,663	1,035	13,650	3,623
Reinvested capital gains	-	-	-	370	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,217	-	5,381	7,422	8,094	1,254	25,632	4,027

Equity transactions:
Purchase payments received from contract owners (note 4)	73,977	-	1,400	11,189	123,045	9,608	116,120	53,610
Transfers between funds	70,804	-	(3,213)	4,482	86,854	163	11,183	25,192
Redemptions (notes 2, 3, and 4)	(759)	-	(193)	(6)	(3,015)	(179)	(3,562)	(66)
Adjustments to maintain reserves	-	-	(2)	2	(8)	8	(3)	2

Net equity transactions	144,022	-	(2,008)	15,667	206,876	9,600	123,738	78,738

Net change in contract owners’ equity	146,239	-	3,373	23,089	214,970	10,854	149,370	82,765
Contract owners’ equity at beginning of period	-	-	23,089	-	15,927	5,073	82,765	-

Contract owners’ equity at end of period	$146,239	-	26,462	23,089	230,897	15,927	232,135	82,765

CHANGE IN UNITS:
Beginning units	-	-	1,673	-	1,368	477	6,328	-
Units purchased	14,141	-	91	1,910	25,690	1,415	12,022	6,407
Units redeemed	(221)	-	(214)	(237)	(8,345)	(524)	(3,893)	(79)

Ending units	13,920	-	1,550	1,673	18,713	1,368	14,457	6,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV2		AMVAA4		AMVBC4		AMVBD4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$415	-	43,446	6,161	22,785	14,664	38,673	18,545
Realized gain (loss) on investments	411	-	86,110	11,478	80,629	15,351	(376)	2,500
Change in unrealized gain (loss) on investments	3,980	-	80,841	45,322	366,561	105,167	(143,803)	17,465
Reinvested capital gains	-	-	56,225	1,979	-	8,235	104,197	6,734

Net increase (decrease) in contract owners’ equity resulting from operations	4,806	-	266,622	64,940	469,975	143,417	(1,309)	45,244

Equity transactions:
Purchase payments received from contract owners (note 4)	8,132	-	1,429,747	466,481	677,357	719,940	1,535,434	856,633
Transfers between funds	82,256	-	1,461,930	301,266	(25,199)	(369)	903,887	222,218
Redemptions (notes 2, 3, and 4)	(124)	-	(126,696)	(6,579)	(205,064)	(27,459)	(158,598)	(14,569)
Adjustments to maintain reserves	-	-	2	-	(2)	1	(3)	(2)

Net equity transactions	90,264	-	2,764,983	761,168	447,092	692,113	2,280,720	1,064,280

Net change in contract owners’ equity	95,070	-	3,031,605	826,108	917,067	835,530	2,279,411	1,109,524
Contract owners’ equity at beginning of period	-	-	1,181,680	355,572	1,216,892	381,362	1,322,258	212,734

Contract owners’ equity at end of period	$95,070	-	4,213,285	1,181,680	2,133,959	1,216,892	3,601,669	1,322,258

CHANGE IN UNITS:
Beginning units	-	-	93,234	31,403	98,902	33,554	113,272	19,894
Units purchased	7,296	-	245,686	106,566	69,155	105,950	232,987	121,259
Units redeemed	(1,469)	-	(48,876)	(44,735)	(31,769)	(40,602)	(35,276)	(27,881)

Ending units	5,827	-	290,044	93,234	136,288	98,902	310,983	113,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGG4		AMVGI4		AMVGR4		AMVHI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,143	205	14,792	2,489	(4,633)	414	4,383	2,628
Realized gain (loss) on investments	82,294	24,842	37,467	1,712	246,366	46,770	685	(299)
Change in unrealized gain (loss) on investments	114,771	171,231	236,088	18,530	45,004	283,509	(513)	1,454
Reinvested capital gains	102,001	17,387	15,711	4,047	726,653	14,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	300,209	213,665	304,058	26,778	1,013,390	345,331	4,555	3,783

Equity transactions:
Purchase payments received from contract owners (note 4)	966,897	928,410	834,153	588,707	4,394,245	1,091,762	110,276	21,411
Transfers between funds	400,657	59,624	296,454	84,406	491,600	309,486	(1,061)	(59,192)
Redemptions (notes 2, 3, and 4)	(171,152)	(26,246)	(92,516)	(4,344)	(137,640)	(22,083)	(14,067)	(1,638)
Adjustments to maintain reserves	7	(40)	6	(7)	4	(5)	(4)	5

Net equity transactions	1,196,409	961,748	1,038,097	668,762	4,748,209	1,379,160	95,144	(39,414)

Net change in contract owners’ equity	1,496,618	1,175,413	1,342,155	695,540	5,761,599	1,724,491	99,699	(35,631)
Contract owners’ equity at beginning of period	1,375,110	199,697	832,912	137,372	1,812,759	88,268	40,864	76,495

Contract owners’ equity at end of period	$2,871,728	1,375,110	2,175,067	832,912	7,574,358	1,812,759	140,563	40,864

CHANGE IN UNITS:
Beginning units	87,157	16,442	63,691	11,872	100,682	7,423	3,595	7,236
Units purchased	93,923	97,557	88,420	71,955	288,081	120,093	9,401	10,985
Units redeemed	(24,040)	(26,842)	(17,496)	(20,136)	(42,351)	(26,834)	(1,542)	(14,626)

Ending units	157,040	87,157	134,615	63,691	346,412	100,682	11,454	3,595

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVI4		AMVNW4		BRVHY3		BRVTR3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$22,539	1,330	15,693	(705)	20,329	1,420	53,137	12,217
Realized gain (loss) on investments	11,882	9,747	69,008	21,779	429	(27)	(8,613)	11,446
Change in unrealized gain (loss) on investments	(63,002)	76,142	(96,122)	267,359	4,727	4,452	(120,384)	(30,023)
Reinvested capital gains	-	-	90,460	7,511	2,111	-	16,907	69,295

Net increase (decrease) in contract owners’ equity resulting from operations	(28,581)	87,219	79,039	295,944	27,596	5,845	(58,953)	62,935

Equity transactions:
Purchase payments received from contract owners (note 4)	256,540	233,500	1,124,873	1,245,849	624,923	48,008	4,395,240	1,291,084
Transfers between funds	403,218	15,895	615,110	(107,156)	35,851	663	298,766	80,527
Redemptions (notes 2, 3, and 4)	(70,583)	(15,124)	(147,378)	(30,735)	(3,212)	(299)	(153,047)	(94,176)
Adjustments to maintain reserves	(6)	6	1	(2)	2,514	224	3,398	1,803

Net equity transactions	589,169	234,277	1,592,606	1,107,956	660,076	48,596	4,544,357	1,279,238

Net change in contract owners’ equity	560,588	321,496	1,671,645	1,403,900	687,672	54,441	4,485,404	1,342,173
Contract owners’ equity at beginning of period	534,607	213,111	1,560,689	156,789	60,192	5,751	1,545,997	203,824

Contract owners’ equity at end of period	$1,095,195	534,607	3,232,334	1,560,689	747,864	60,192	6,031,401	1,545,997

CHANGE IN UNITS:
Beginning units	41,912	18,952	108,626	13,428	5,186	529	133,261	19,033
Units purchased	59,000	48,679	124,015	126,300	67,402	5,490	442,109	170,441
Units redeemed	(13,380)	(25,719)	(17,191)	(31,102)	(11,223)	(833)	(45,461)	(56,213)

Ending units	87,532	41,912	215,450	108,626	61,365	5,186	529,909	133,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVHY2		DWVSVS		DFVEA		DFVGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$389	-	1,706	1,270	29,001	5,881	6,625	(129)
Realized gain (loss) on investments	-	-	16,247	(6,097)	25,119	2,263	61	(436)
Change in unrealized gain (loss) on investments	(296)	-	87,031	31,290	62,429	76,116	(28,191)	866
Reinvested capital gains	-	-	-	8,670	81,836	1,186	126	-

Net increase (decrease) in contract owners’ equity resulting from operations	93	-	104,984	35,133	198,385	85,446	(21,379)	301

Equity transactions:
Purchase payments received from contract owners (note 4)	8,148	-	143,945	148,935	912,824	208,790	571,395	-
Transfers between funds	-	-	136,673	3,278	265,888	66,684	837,207	9,228
Redemptions (notes 2, 3, and 4)	(2)	-	(16,275)	(7,758)	(31,084)	(12,008)	(10,159)	(120)
Adjustments to maintain reserves	-	-	(4)	5	(1)	(1)	5	(4)

Net equity transactions	8,146	-	264,339	144,460	1,147,627	263,465	1,398,448	9,104

Net change in contract owners’ equity	8,239	-	369,323	179,593	1,346,012	348,911	1,377,069	9,405
Contract owners’ equity at beginning of period	-	-	241,550	61,957	474,676	125,765	37,418	28,013

Contract owners’ equity at end of period	$8,239	-	610,873	241,550	1,820,688	474,676	1,414,487	37,418

CHANGE IN UNITS:
Beginning units	-	-	21,935	5,493	37,228	11,002	3,617	2,732
Units purchased	678	-	31,152	28,587	87,632	45,215	136,770	3,628
Units redeemed	-	-	(11,611)	(12,145)	(9,418)	(18,989)	(1,458)	(2,743)

Ending units	678	-	41,476	21,935	115,442	37,228	138,929	3,617

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVGMI		DFVIS		DFVIV		DFVSTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,233	225	22,004	3,412	39,771	2,708	(10,488)	1,281
Realized gain (loss) on investments	2,887	5	33,244	3,176	29,421	(12,084)	(2,054)	(1,012)
Change in unrealized gain (loss) on investments	30,093	4,554	(65,590)	18,537	(5,442)	16,078	(5,027)	(836)
Reinvested capital gains	53,719	374	68,848	3,860	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	104,932	5,158	58,506	28,985	63,750	6,702	(17,569)	(567)

Equity transactions:
Purchase payments received from contract owners (note 4)	994,164	-	462,447	120,831	338,481	101,349	2,212,575	362,660
Transfers between funds	599,266	28,200	354,593	(67,842)	543,116	8,965	1,301,634	123,251
Redemptions (notes 2, 3, and 4)	(40,804)	(12)	(72,169)	(3,220)	(12,824)	(828)	(105,661)	(10,596)
Adjustments to maintain reserves	(4)	5	(5)	4	(2)	-	1	(1)

Net equity transactions	1,552,622	28,193	744,866	49,773	868,771	109,486	3,408,549	475,314

Net change in contract owners’ equity	1,657,554	33,351	803,372	78,758	932,521	116,188	3,390,980	474,747
Contract owners’ equity at beginning of period	33,351	-	241,207	162,449	169,158	52,970	533,744	58,997

Contract owners’ equity at end of period	$1,690,905	33,351	1,044,579	241,207	1,101,679	169,158	3,924,724	533,744

CHANGE IN UNITS:
Beginning units	2,728	-	19,445	14,250	15,999	4,895	52,583	5,815
Units purchased	122,494	2,728	68,585	28,172	86,005	21,700	531,503	66,377
Units redeemed	(3,448)	-	(14,121)	(22,977)	(13,300)	(10,596)	(194,561)	(19,609)

Ending units	121,774	2,728	73,909	19,445	88,704	15,999	389,525	52,583

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVULV		DFVUTV		ETVFR		FB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$50,107	16,378	28,883	6,734	8,744	944	2,118	1,507
Realized gain (loss) on investments	108,079	(6,035)	258,736	52	(77)	(66)	13,402	792
Change in unrealized gain (loss) on investments	297,770	97,671	(76,378)	102,187	12	(175)	22,598	11,053
Reinvested capital gains	-	-	190,420	-	-	-	19,061	23

Net increase (decrease) in contract owners’ equity resulting from operations	455,956	108,014	401,661	108,973	8,679	703	57,179	13,375

Equity transactions:
Purchase payments received from contract owners (note 4)	1,940,665	587,689	1,242,563	323,243	352,904	5,673	158,283	49,671
Transfers between funds	754,142	39,590	684,508	120,322	669,511	3,064	60,837	100,243
Redemptions (notes 2, 3, and 4)	(92,403)	(10,127)	(84,351)	(1,954)	(7,498)	(620)	(27,027)	(47)
Adjustments to maintain reserves	(1)	3	(1)	1	(4)	1	(4)	3

Net equity transactions	2,602,403	617,155	1,842,719	441,612	1,014,913	8,118	192,089	149,870

Net change in contract owners’ equity	3,058,359	725,169	2,244,380	550,585	1,023,592	8,821	249,268	163,245
Contract owners’ equity at beginning of period	909,927	184,758	610,006	59,421	38,237	29,416	163,245	-

Contract owners’ equity at end of period	$3,968,286	909,927	2,854,386	610,006	1,061,829	38,237	412,513	163,245

CHANGE IN UNITS:
Beginning units	80,602	16,052	54,176	5,457	3,643	2,853	11,670	-
Units purchased	236,596	102,438	188,322	58,827	103,992	9,467	21,160	12,523
Units redeemed	(38,969)	(37,888)	(60,009)	(10,108)	(9,814)	(8,677)	(7,787)	(853)

Ending units	278,229	80,602	182,489	54,176	97,821	3,643	25,043	11,670

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FC2		FEMS2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,954)	(311)	5,202	-	(126)	-	15,113	3,569
Realized gain (loss) on investments	118,404	17,044	(2,113)	-	144	-	18,479	4,929
Change in unrealized gain (loss) on investments	120,586	75,308	(40,822)	-	(12,309)	-	42,222	46,515
Reinvested capital gains	332,443	1,386	20,866	-	23,030	-	25,039	-

Net increase (decrease) in contract owners’ equity resulting from operations	568,479	93,427	(16,867)	-	10,739	-	100,853	55,013

Equity transactions:
Purchase payments received from contract owners (note 4)	1,796,944	340,701	267,720	-	143,279	-	317,373	172,731
Transfers between funds	174,535	44,974	37,172	-	109,063	-	236,103	35,649
Redemptions (notes 2, 3, and 4)	(76,757)	(11,996)	(1,033)	-	(730)	-	(19,752)	(6,466)
Adjustments to maintain reserves	(8)	11	-	-	-	-	(6)	6

Net equity transactions	1,894,714	373,690	303,859	-	251,612	-	533,718	201,920

Net change in contract owners’ equity	2,463,193	467,117	286,992	-	262,351	-	634,571	256,933
Contract owners’ equity at beginning of period	693,488	226,371	-	-	-	-	256,933	-

Contract owners’ equity at end of period	$3,156,681	693,488	286,992	-	262,351	-	891,504	256,933

CHANGE IN UNITS:
Beginning units	45,010	19,097	-	-	-	-	20,375	-
Units purchased	148,050	69,880	34,913	-	23,699	-	40,205	22,161
Units redeemed	(32,058)	(43,967)	(4,038)	-	(390)	-	(4,197)	(1,786)

Ending units	161,002	45,010	30,875	-	23,309	-	56,383	20,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGO2		FIGBP2		FNRS2		FVICA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(55)	-	48,848	17,159	2,919	203	(205)	-
Realized gain (loss) on investments	1,688	-	4,016	(1,216)	5,831	(18)	2,552	-
Change in unrealized gain (loss) on investments	(5,101)	-	(124,635)	25,237	15,770	315	4,559	-
Reinvested capital gains	1,922	-	71,895	169	-	-	10,434	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,546)	-	124	41,349	24,520	500	17,340	-

Equity transactions:
Purchase payments received from contract owners (note 4)	78,172	-	1,366,703	581,174	188,475	-	89,222	-
Transfers between funds	5,125	-	773,728	340,306	20,821	11,208	231,272	-
Redemptions (notes 2, 3, and 4)	(328)	-	(34,971)	(16,250)	(3,053)	(41)	(4,977)	-
Adjustments to maintain reserves	(1)	-	5	13	1	(4)	-	-

Net equity transactions	82,968	-	2,105,465	905,243	206,244	11,163	315,517	-

Net change in contract owners’ equity	81,422	-	2,105,589	946,592	230,764	11,663	332,857	-
Contract owners’ equity at beginning of period	-	-	1,174,931	228,339	11,663	-	-	-

Contract owners’ equity at end of period	$81,422	-	3,280,520	1,174,931	242,427	11,663	332,857	-

CHANGE IN UNITS:
Beginning units	-	-	100,710	21,323	1,000	-	-	-
Units purchased	11,496	-	202,260	107,042	13,848	1,138	35,302	-
Units redeemed	(3,660)	-	(18,672)	(27,655)	(1,396)	(138)	(4,364)	-

Ending units	7,836	-	284,298	100,710	13,452	1,000	30,938	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSIS2		FEOVF		FTVGI2		GVMSAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$67,918	23,155	18,930	15,605	(4)	-	4,334	141
Realized gain (loss) on investments	4,413	(4,726)	12,857	(303)	-	-	128	-
Change in unrealized gain (loss) on investments	(49,864)	28,713	16,629	32,060	(122)	-	(1,604)	196
Reinvested capital gains	44,387	7,106	6,566	28,762	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,854	54,248	54,982	76,124	(126)	-	2,858	337

Equity transactions:
Purchase payments received from contract owners (note 4)	1,566,005	479,237	1,572,133	474,189	-	-	146,357	-
Transfers between funds	939,734	185,193	80,302	5,796	6,800	-	155,189	7,637
Redemptions (notes 2, 3, and 4)	(89,541)	(16,433)	(67,156)	(57,351)	(2)	-	(1,736)	(1)
Adjustments to maintain reserves	1	1	(3)	5	1	-	(3)	1

Net equity transactions	2,416,199	647,998	1,585,276	422,639	6,799	-	299,807	7,637

Net change in contract owners’ equity	2,483,053	702,246	1,640,258	498,763	6,673	-	302,665	7,974
Contract owners’ equity at beginning of period	932,147	229,901	713,177	214,414	-	-	7,974	-

Contract owners’ equity at end of period	$3,415,200	932,147	2,353,435	713,177	6,673	-	310,639	7,974

CHANGE IN UNITS:
Beginning units	81,934	21,611	62,264	19,962	-	-	711	-
Units purchased	223,975	112,441	153,615	93,869	750	-	25,996	711
Units redeemed	(15,380)	(52,118)	(18,757)	(51,567)	-	-	(235)	-

Ending units	290,529	81,934	197,122	62,264	750	-	26,472	711

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVSSCS		GVFRB		GVTRBE		RCPF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$365	(176)	5,254	-	37,232	3,343	94	107
Realized gain (loss) on investments	14,258	1,399	(5)	-	4,334	5,608	(715)	468
Change in unrealized gain (loss) on investments	(42,155)	31,621	(2,118)	39	(87,077)	20,280	1,925	372
Reinvested capital gains	68,906	1,873	-	-	65,591	-	11	186

Net increase (decrease) in contract owners’ equity resulting from operations	41,374	34,717	3,131	39	20,080	29,231	1,315	1,133

Equity transactions:
Purchase payments received from contract owners (note 4)	361,319	43,477	377,882	1,000	1,162,029	226,716	3,689	13,468
Transfers between funds	(32,374)	(9,860)	67,629	41	650,770	403,032	5,063	7,803
Redemptions (notes 2, 3, and 4)	(16,686)	(6,669)	(2,301)	-	(34,131)	(3,359)	(217)	(46)
Adjustments to maintain reserves	6	(13)	2	(3)	(3)	6	(4)	5

Net equity transactions	312,265	26,935	443,212	1,038	1,778,665	626,395	8,531	21,230

Net change in contract owners’ equity	353,639	61,652	446,343	1,077	1,798,745	655,626	9,846	22,363
Contract owners’ equity at beginning of period	138,583	76,931	1,077	-	760,746	105,120	22,363	-

Contract owners’ equity at end of period	$492,222	138,583	447,420	1,077	2,559,491	760,746	32,209	22,363

CHANGE IN UNITS:
Beginning units	11,580	6,952	104	-	64,346	10,134	1,815	-
Units purchased	26,984	33,351	42,645	104	197,355	79,217	3,795	4,154
Units redeemed	(5,193)	(28,723)	(506)	-	(43,837)	(25,005)	(3,242)	(2,339)

Ending units	33,371	11,580	42,243	104	217,864	64,346	2,368	1,815

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RFSF		RTEL		SBLP		IVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$333	39	159	72	55	-	231	-
Realized gain (loss) on investments	5,561	616	2,685	(1,018)	3	-	28	-
Change in unrealized gain (loss) on investments	26,946	-	(408)	418	(2)	80	1,216	-
Reinvested capital gains	3,351	157	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,191	812	2,436	(528)	56	80	1,475	-

Equity transactions:
Purchase payments received from contract owners (note 4)	17,975	3,878	6,724	9,591	-	1,000	2,335	-
Transfers between funds	199,203	(4,670)	(26,809)	13,226	22	2	31,869	-
Redemptions (notes 2, 3, and 4)	(958)	(19)	(1,551)	(27)	(16)	-	(147)	-
Adjustments to maintain reserves	1	(1)	(5)	4	(6)	4	1	-

Net equity transactions	216,221	(812)	(21,641)	22,794	-	1,006	34,058	-

Net change in contract owners’ equity	252,412	-	(19,205)	22,266	56	1,086	35,533	-
Contract owners’ equity at beginning of period	-	-	22,266	-	1,086	-	-	-

Contract owners’ equity at end of period	$252,412	-	3,061	22,266	1,142	1,086	35,533	-

CHANGE IN UNITS:
Beginning units	-	-	1,952	-	97	-	-	-
Units purchased	19,187	487	2,637	3,725	4	97	3,009	-
Units redeemed	(2,917)	(487)	(4,342)	(1,773)	(4)	-	(100)	-

Ending units	16,270	-	247	1,952	97	97	2,909	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGIS		OVGSS		OVIG		WRMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$568	(12)	(320)	174	(564)	733	(2,327)	(729)
Realized gain (loss) on investments	132	1,066	14,296	9,987	16,657	4,232	51,733	33,172
Change in unrealized gain (loss) on investments	15,373	1,187	(1,490)	8,177	(43,783)	35,120	(11,911)	194,583
Reinvested capital gains	8,357	-	13,608	1,913	54,425	1,306	168,915	30,820

Net increase (decrease) in contract owners’ equity resulting from operations	24,430	2,241	26,094	20,251	26,735	41,391	206,410	257,846

Equity transactions:
Purchase payments received from contract owners (note 4)	100,056	70,589	123,461	148,397	161,766	78,763	611,264	445,095
Transfers between funds	-	(40,588)	96,095	(49,236)	287,860	(54,690)	448,831	23,298
Redemptions (notes 2, 3, and 4)	(811)	(4)	(10,412)	(587)	(6,727)	(2,012)	(49,991)	(35,835)
Adjustments to maintain reserves	1	(1)	(2)	1	2	(4)	12	(12)

Net equity transactions	99,246	29,996	209,142	98,575	442,901	22,057	1,010,116	432,546

Net change in contract owners’ equity	123,676	32,237	235,236	118,826	469,636	63,448	1,216,526	690,392
Contract owners’ equity at beginning of period	32,237	-	118,826	-	131,765	68,317	857,519	167,127

Contract owners’ equity at end of period	$155,913	32,237	354,062	118,826	601,401	131,765	2,074,045	857,519

CHANGE IN UNITS:
Beginning units	2,394	-	8,051	-	9,214	5,793	48,681	14,108
Units purchased	6,774	5,427	19,303	13,627	32,569	19,930	65,866	78,681
Units redeemed	(49)	(3,033)	(6,483)	(5,576)	(3,552)	(16,509)	(13,154)	(44,108)

Ending units	9,119	2,394	20,871	8,051	38,231	9,214	101,393	48,681

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABS		JAFBS		JAGTS		JAMGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,617	8,563	12,331	7,395	(301)	(457)	67	(246)
Realized gain (loss) on investments	40,026	16,535	1,086	2,751	47,776	58,403	74,221	5,541
Change in unrealized gain (loss) on investments	112,253	65,902	(34,494)	17,779	(38,343)	65,775	(40,082)	59,646
Reinvested capital gains	7,511	9,009	17,906	-	112,838	29,223	20,432	14,582

Net increase (decrease) in contract owners’ equity resulting from operations	165,407	100,009	(3,171)	27,925	121,970	152,944	54,638	79,523

Equity transactions:
Purchase payments received from contract owners (note 4)	107,339	421,867	352,761	139,603	294,140	258,517	69,771	186,479
Transfers between funds	119,530	145,899	233,316	(26,488)	196,636	(36,173)	50,700	33,532
Redemptions (notes 2, 3, and 4)	(15,116)	(118,518)	(16,893)	(8,130)	(18,432)	(36,545)	(218,813)	(7,758)
Adjustments to maintain reserves	7	(33)	5	(5)	(12)	12	1	(1)

Net equity transactions	211,760	449,215	569,189	104,980	472,332	185,811	(98,341)	212,252

Net change in contract owners’ equity	377,167	549,224	566,018	132,905	594,302	338,755	(43,703)	291,775
Contract owners’ equity at beginning of period	833,665	284,441	380,127	247,222	449,383	110,628	404,045	112,270

Contract owners’ equity at end of period	$1,210,832	833,665	946,145	380,127	1,043,685	449,383	360,342	404,045

CHANGE IN UNITS:
Beginning units	63,788	24,767	32,184	23,031	23,874	8,841	29,011	9,588
Units purchased	32,934	95,194	52,185	61,482	34,744	40,856	13,706	42,950
Units redeemed	(17,317)	(56,173)	(3,198)	(52,329)	(11,431)	(25,823)	(20,472)	(23,527)

Ending units	79,405	63,788	81,171	32,184	47,187	23,874	22,245	29,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JHEMV2		LZREMS		LVCLGI		SBVSG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,018	878	1,299	678	(522)	(238)	(1,085)	(325)
Realized gain (loss) on investments	1,547	(183)	5,411	1,077	61,671	8,992	45,209	7,083
Change in unrealized gain (loss) on investments	10,919	6,773	(4,668)	4,144	(14,630)	47,313	(111,503)	69,259
Reinvested capital gains	-	-	-	-	23,739	11,358	117,093	22,229

Net increase (decrease) in contract owners’ equity resulting from operations	19,484	7,468	2,042	5,899	70,258	67,425	49,714	98,246

Equity transactions:
Purchase payments received from contract owners (note 4)	257,735	39,442	10,922	18,114	198,111	138,910	449,032	129,696
Transfers between funds	65,334	(2,569)	(3,786)	11,101	22,563	150,605	231,635	(4,729)
Redemptions (notes 2, 3, and 4)	(2,089)	(256)	(2,044)	(503)	(223,105)	(50,628)	(30,601)	(26,986)
Adjustments to maintain reserves	4	(3)	5	(5)	(6)	7	(3)	5

Net equity transactions	320,984	36,614	5,097	28,707	(2,437)	238,894	650,063	97,986

Net change in contract owners’ equity	340,468	44,082	7,139	34,606	67,821	306,319	699,777	196,232
Contract owners’ equity at beginning of period	44,082	-	47,856	13,250	374,591	68,272	319,724	123,492

Contract owners’ equity at end of period	$384,550	44,082	54,995	47,856	442,412	374,591	1,019,501	319,724

CHANGE IN UNITS:
Beginning units	4,071	-	4,348	1,186	24,213	5,758	20,084	11,064
Units purchased	28,850	4,719	3,312	4,774	14,331	28,428	46,577	42,410
Units redeemed	(855)	(648)	(2,913)	(1,612)	(15,045)	(9,973)	(9,526)	(33,390)

Ending units	32,066	4,071	4,747	4,348	23,499	24,213	57,135	20,084

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVBD		LOVTRC		MNCPS2		MEGSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$98,406	46,364	33,738	26,689	510	19	(730)	(373)
Realized gain (loss) on investments	35,893	(7,722)	1,359	2,211	2,987	489	35,340	3,933
Change in unrealized gain (loss) on investments	(121,914)	61,271	(48,610)	15,080	(2,502)	4,596	(13,488)	60,053
Reinvested capital gains	54,267	-	12,097	22,157	9,124	312	73,730	21,891

Net increase (decrease) in contract owners’ equity resulting from operations	66,652	99,913	(1,416)	66,137	10,119	5,416	94,852	85,504

Equity transactions:
Purchase payments received from contract owners (note 4)	1,228,094	754,276	93,239	971,893	141,408	29,172	285,078	179,337
Transfers between funds	1,263,744	94,027	616,558	138,566	335,004	(3,302)	14,052	70,963
Redemptions (notes 2, 3, and 4)	(77,797)	(35,438)	(77,870)	(42,722)	(6,267)	(4)	(13,517)	(4,053)
Adjustments to maintain reserves	2	7	1	(2)	1	(1)	6	(5)

Net equity transactions	2,414,043	812,872	631,928	1,067,735	470,146	25,865	285,619	246,242

Net change in contract owners’ equity	2,480,695	912,785	630,512	1,133,872	480,265	31,281	380,471	331,746
Contract owners’ equity at beginning of period	1,339,008	426,223	1,228,913	95,041	31,281	-	376,035	44,289

Contract owners’ equity at end of period	$3,819,703	1,339,008	1,859,425	1,228,913	511,546	31,281	756,506	376,035

CHANGE IN UNITS:
Beginning units	115,971	39,532	107,963	8,952	2,079	-	23,420	3,621
Units purchased	263,537	124,452	63,449	131,886	30,614	2,302	25,621	23,245
Units redeemed	(58,542)	(48,013)	(7,328)	(32,875)	(1,401)	(223)	(10,732)	(3,446)

Ending units	320,966	115,971	164,084	107,963	31,292	2,079	38,309	23,420

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2RIS		MV3MVS		MVFSC		MVUSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,346	(2)	3,252	(2)	6,065	1,499	2,188	701
Realized gain (loss) on investments	392	4	20,247	6	16,613	(831)	4,123	(962)
Change in unrealized gain (loss) on investments	31,101	599	94,955	885	66,614	8,826	4,207	3,653
Reinvested capital gains	72,019	-	3,865	-	13,415	5,679	5,361	894

Net increase (decrease) in contract owners’ equity resulting from operations	111,858	601	122,319	889	102,707	15,173	15,879	4,286

Equity transactions:
Purchase payments received from contract owners (note 4)	1,348,974	4,453	469,563	41,995	351,837	23,369	24,116	45,015
Transfers between funds	65,411	16,875	61,698	(204)	201,699	131,134	19,920	21,649
Redemptions (notes 2, 3, and 4)	(2,436)	(1)	(13,889)	(1)	(6,885)	(38,110)	(2,945)	(4,278)
Adjustments to maintain reserves	(3)	2	3	(2)	(4)	7	4	(6)

Net equity transactions	1,411,946	21,329	517,375	41,788	546,647	116,400	41,095	62,380

Net change in contract owners’ equity	1,523,804	21,930	639,694	42,677	649,354	131,573	56,974	66,666
Contract owners’ equity at beginning of period	21,930	-	42,677	-	198,794	67,221	88,428	21,762

Contract owners’ equity at end of period	$1,545,734	21,930	682,371	42,677	848,148	198,794	145,402	88,428

CHANGE IN UNITS:
Beginning units	1,634	-	3,107	-	16,439	5,726	7,344	1,905
Units purchased	102,250	1,639	42,562	3,122	52,562	20,116	9,707	8,460
Units redeemed	(166)	(5)	(7,555)	(15)	(12,850)	(9,403)	(6,421)	(3,021)

Ending units	103,718	1,634	38,114	3,107	56,151	16,439	10,630	7,344

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEMB		MSGI2		MSVEG2		DTRTFY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$723	159	2,806	964	(75)	-	41,012	13,151
Realized gain (loss) on investments	(1)	(164)	4,973	(1,085)	(471)	-	(6,777)	1,111
Change in unrealized gain (loss) on investments	(1,184)	53	(720)	5,144	(12,177)	-	(43,704)	1,163
Reinvested capital gains	-	-	4,589	1,128	2,660	-	4,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	(462)	48	11,648	6,151	(10,063)	-	(4,544)	15,425

Equity transactions:
Purchase payments received from contract owners (note 4)	13,524	1,007	20,048	70,400	24,800	-	594,805	919,583
Transfers between funds	24,701	(3,567)	(14,814)	(8,241)	98,593	-	362,989	53,910
Redemptions (notes 2, 3, and 4)	(123)	(121)	(1,657)	(462)	(300)	-	(60,583)	(66,152)
Adjustments to maintain reserves	(6)	4	-	-	-	-	(2)	-

Net equity transactions	38,096	(2,677)	3,577	61,697	123,093	-	897,209	907,341

Net change in contract owners’ equity	37,634	(2,629)	15,225	67,848	113,030	-	892,665	922,766
Contract owners’ equity at beginning of period	1,081	3,710	81,266	13,418	-	-	1,020,462	97,696

Contract owners’ equity at end of period	$38,715	1,081	96,491	81,266	113,030	-	1,913,127	1,020,462

CHANGE IN UNITS:
Beginning units	95	344	7,180	1,166	-	-	93,686	9,294
Units purchased	3,395	452	3,912	8,504	13,404	-	138,385	107,932
Units redeemed	(11)	(701)	(3,599)	(2,490)	(1,912)	-	(55,639)	(23,540)

Ending units	3,479	95	7,493	7,180	11,492	-	176,432	93,686

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF		GBF		GIG		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,616	2,595	1,295	2,372	19,262	2,430	46	7
Realized gain (loss) on investments	42,055	(10,989)	(1,425)	1,842	1,771	(2,528)	330	11
Change in unrealized gain (loss) on investments	10,853	18,648	(2,438)	(491)	47,131	16,829	11,894	967
Reinvested capital gains	4,565	2,840	-	-	-	-	2,178	365

Net increase (decrease) in contract owners’ equity resulting from operations	64,089	13,094	(2,568)	3,723	68,164	16,731	14,448	1,350

Equity transactions:
Purchase payments received from contract owners (note 4)	267,738	73,518	30,742	608,393	202,791	523,111	147,482	5,250
Transfers between funds	332,122	23,879	(64,649)	(546,709)	45,237	(43,405)	(753)	(105)
Redemptions (notes 2, 3, and 4)	(154,782)	(1,986)	(4,925)	(4,167)	(12,215)	(1,424)	(1,108)	(30)
Adjustments to maintain reserves	(6)	4	-	1	3	(2)	(1)	3

Net equity transactions	445,072	95,415	(38,832)	57,518	235,816	478,280	145,620	5,118

Net change in contract owners’ equity	509,161	108,509	(41,400)	61,241	303,980	495,011	160,068	6,468
Contract owners’ equity at beginning of period	167,423	58,914	126,436	65,195	537,368	42,357	6,468	-

Contract owners’ equity at end of period	$676,584	167,423	85,036	126,436	841,348	537,368	166,536	6,468

CHANGE IN UNITS:
Beginning units	13,767	5,010	11,353	6,198	45,145	3,834	510	-
Units purchased	44,708	29,678	4,406	85,121	18,852	50,208	11,222	521
Units redeemed	(12,132)	(20,921)	(7,946)	(79,966)	(1,131)	(8,897)	(152)	(11)

Ending units	46,343	13,767	7,813	11,353	62,866	45,145	11,580	510

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEXD		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,382	33	187,736	40,610	272	-	591	20
Realized gain (loss) on investments	37,258	(4,037)	361,493	(105,678)	(46)	-	4,751	19,327
Change in unrealized gain (loss) on investments	9,545	39,026	1,394,512	152,072	9,239	-	6,573	25,123
Reinvested capital gains	12,581	9,211	71,780	10,883	8,198	-	4,003	6,611

Net increase (decrease) in contract owners’ equity resulting from operations	60,766	44,233	2,015,521	97,887	17,663	-	15,918	51,081

Equity transactions:
Purchase payments received from contract owners (note 4)	1,436,186	304,050	6,522,241	2,019,848	502,221	-	338,720	400,000
Transfers between funds	(64,735)	(1,872)	414,465	(418,308)	(119)	-	123,939	(13,352)
Redemptions (notes 2, 3, and 4)	(36,236)	(2,338)	(230,837)	(89,882)	(24,028)	-	(21,746)	(1,236)
Adjustments to maintain reserves	5	(6)	2	196	-	-	(3)	3

Net equity transactions	1,335,220	299,834	6,705,871	1,511,854	478,074	-	440,910	385,415

Net change in contract owners’ equity	1,395,986	344,067	8,721,392	1,609,741	495,737	-	456,828	436,496
Contract owners’ equity at beginning of period	344,067	-	2,806,269	1,196,528	-	-	451,697	15,201

Contract owners’ equity at end of period	$1,740,053	344,067	11,527,661	2,806,269	495,737	-	908,525	451,697

CHANGE IN UNITS:
Beginning units	29,193	-	200,504	100,526	-	-	39,805	1,427
Units purchased	210,240	34,843	565,231	277,732	35,221	-	43,681	64,243
Units redeemed	(100,799)	(5,650)	(121,219)	(177,754)	(1,680)	-	(5,411)	(25,865)

Ending units	138,634	29,193	644,516	200,504	33,541	-	78,075	39,805

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		GVIXY		HIBF		IDPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$904	(72)	7,077	2,553	(4)	-	3,831	356
Realized gain (loss) on investments	4,651	(698)	3,516	(48,179)	847	-	8,465	(4,586)
Change in unrealized gain (loss) on investments	124,865	16,175	4,643	(1,849)	-	-	367,930	539,803
Reinvested capital gains	19,665	-	-	7,030	-	-	291,614	71,189

Net increase (decrease) in contract owners’ equity resulting from operations	150,085	15,405	15,236	(40,445)	843	-	671,840	606,762

Equity transactions:
Purchase payments received from contract owners (note 4)	1,598,192	-	72,698	30,786	288,296	-	3,003,470	3,598,238
Transfers between funds	-	226,256	116,331	(240,663)	(289,138)	-	1,164,477	(54,053)
Redemptions (notes 2, 3, and 4)	(11,430)	(10,579)	(15,429)	(2,502)	(1)	-	(101,636)	(30,002)
Adjustments to maintain reserves	(2)	1	3	17	-	-	6	(5)

Net equity transactions	1,586,760	215,678	173,603	(212,362)	(843)	-	4,066,317	3,514,178

Net change in contract owners’ equity	1,736,845	231,083	188,839	(252,807)	-	-	4,738,157	4,120,940
Contract owners’ equity at beginning of period	242,175	11,092	105,680	358,487	-	-	4,305,214	184,274

Contract owners’ equity at end of period	$1,979,020	242,175	294,519	105,680	-	-	9,043,371	4,305,214

CHANGE IN UNITS:
Beginning units	19,807	999	8,751	31,783	-	-	366,132	16,630
Units purchased	154,599	20,823	17,252	43,241	24,179	-	331,436	374,286
Units redeemed	(27,386)	(2,015)	(3,908)	(66,273)	(24,179)	-	(9,579)	(24,784)

Ending units	147,020	19,807	22,095	8,751	-	-	687,989	366,132

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPGI2		MCIFD		MSBF		NAMAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$902	(41)	19,137	8,891	12,308	7,051	(20,895)	71,284
Realized gain (loss) on investments	1,624	(5,972)	64,380	(37,331)	2,899	(1,406)	41,823	11,561
Change in unrealized gain (loss) on investments	32,083	44,453	161,153	42,790	(2,357)	15,679	1,452,127	301,080
Reinvested capital gains	30,453	6,921	34,144	1,303	-	-	-	152,306

Net increase (decrease) in contract owners’ equity resulting from operations	65,062	45,361	278,814	15,653	12,850	21,324	1,473,055	536,231

Equity transactions:
Purchase payments received from contract owners (note 4)	917,207	409,407	608,884	848,380	20,401	54,925	15,031,050	4,964,560
Transfers between funds	(6,225)	1,083	427,016	(45,348)	20,842	25,517	1,651,628	(299)
Redemptions (notes 2, 3, and 4)	(15,873)	(17,766)	(97,150)	(10,979)	(58,628)	(3,429)	(504,542)	(59,761)
Adjustments to maintain reserves	5	(4)	2	(1)	4	(4)	(5)	8

Net equity transactions	895,114	392,720	938,752	792,052	(17,381)	77,009	16,178,131	4,904,508

Net change in contract owners’ equity	960,176	438,081	1,217,566	807,705	(4,531)	98,333	17,651,186	5,440,739
Contract owners’ equity at beginning of period	658,535	220,454	910,012	102,307	233,464	135,131	7,212,199	1,771,460

Contract owners’ equity at end of period	$1,618,711	658,535	2,127,578	910,012	228,933	233,464	24,863,385	7,212,199

CHANGE IN UNITS:
Beginning units	57,693	20,154	72,250	9,151	21,072	12,666	595,532	156,335
Units purchased	76,445	68,982	88,687	83,857	4,272	23,959	1,278,851	609,834
Units redeemed	(2,045)	(31,443)	(24,439)	(20,758)	(5,670)	(15,553)	(49,173)	(170,637)

Ending units	132,093	57,693	136,498	72,250	19,674	21,072	1,825,210	595,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NAMGI2		NCPG2		NCPGI2		NJMMAY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$105	190	958	15,874	184	722	1,600	-
Realized gain (loss) on investments	2,880	418	128,010	(3,402)	5,846	(5,188)	41	-
Change in unrealized gain (loss) on investments	16,651	711	1,081,683	438,698	71,268	21,135	(1,458)	-
Reinvested capital gains	-	-	-	-	-	-	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,636	1,319	1,210,651	451,170	77,298	16,669	2,794	-

Equity transactions:
Purchase payments received from contract owners (note 4)	101,358	37,479	6,182,925	5,048,155	664,974	274,559	34,299	-
Transfers between funds	(10,115)	(13,196)	346,497	(784)	588,807	-	41,162	-
Redemptions (notes 2, 3, and 4)	(616)	(2)	(191,264)	(14,867)	(11,056)	(11,541)	(119)	-
Adjustments to maintain reserves	2	(2)	8	(4)	1	(2)	-	-

Net equity transactions	90,629	24,279	6,338,166	5,032,500	1,242,726	263,016	75,342	-

Net change in contract owners’ equity	110,265	25,598	7,548,817	5,483,670	1,320,024	279,685	78,136	-
Contract owners’ equity at beginning of period	25,598	-	5,893,976	410,306	279,685	-	-	-

Contract owners’ equity at end of period	$135,863	25,598	13,442,793	5,893,976	1,599,709	279,685	78,136	-

CHANGE IN UNITS:
Beginning units	2,091	-	498,415	37,176	24,395	-	-	-
Units purchased	8,572	3,312	547,531	506,011	105,125	32,004	7,054	-
Units redeemed	(1,582)	(1,221)	(59,015)	(44,772)	(2,510)	(7,609)	(114)	-

Ending units	9,081	2,091	986,931	498,415	127,010	24,395	6,940	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMV2		NVBXD		NVCCA2		NVCCN2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,772	-	65,129	2,915	38	(5)	658	521
Realized gain (loss) on investments	1,650	-	29,615	30,638	1,392	20	41,662	38
Change in unrealized gain (loss) on investments	16,351	-	(70,801)	(6,328)	18,142	1,063	(32,563)	35,748
Reinvested capital gains	-	-	14,292	-	-	-	3,526	880

Net increase (decrease) in contract owners’ equity resulting from operations	19,773	-	38,235	27,225	19,572	1,078	13,283	37,187

Equity transactions:
Purchase payments received from contract owners (note 4)	685	-	8,088,633	72,290	120,866	25,000	1,327,382	344,353
Transfers between funds	176,250	-	(4,464,719)	(605,107)	(9,173)	(477)	(867,571)	-
Redemptions (notes 2, 3, and 4)	(4,558)	-	(65,627)	(1,340)	(454)	(2)	(20,665)	(127)
Adjustments to maintain reserves	1	-	2	137	3	(4)	(4)	5

Net equity transactions	172,378	-	3,558,289	(534,020)	111,242	24,517	439,142	344,231

Net change in contract owners’ equity	192,151	-	3,596,524	(506,795)	130,814	25,595	452,425	381,418
Contract owners’ equity at beginning of period	-	-	213,303	720,098	25,595	-	381,418	-

Contract owners’ equity at end of period	$192,151	-	3,809,827	213,303	156,409	25,595	833,843	381,418

CHANGE IN UNITS:
Beginning units	-	-	18,753	67,580	2,057	-	33,186	-
Units purchased	14,854	-	763,715	85,307	9,579	2,096	125,816	33,186
Units redeemed	(2,650)	-	(439,040)	(134,134)	(755)	(39)	(89,358)	-

Ending units	12,204	-	343,428	18,753	10,881	2,057	69,644	33,186

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4	1,341	(20)	1,051	908	-	45	-
Realized gain (loss) on investments	62	(5,590)	12,237	(641)	2,208	-	41	-
Change in unrealized gain (loss) on investments	27,573	1,426	45,219	27,653	35,467	-	4,063	-
Reinvested capital gains	-	2,996	166	1,698	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,639	173	57,602	29,761	38,583	-	4,149	-

Equity transactions:
Purchase payments received from contract owners (note 4)	76,264	12,242	175,237	373,775	189,832	-	70,706	-
Transfers between funds	469,945	(139,186)	122,777	(981)	958,243	-	14,589	-
Redemptions (notes 2, 3, and 4)	(351)	(1,116)	(24,701)	(35,154)	(4,814)	-	(407)	-
Adjustments to maintain reserves	(3)	2	3	(1)	-	-	-	-

Net equity transactions	545,855	(128,058)	273,316	337,639	1,143,261	-	84,888	-

Net change in contract owners’ equity	573,494	(127,885)	330,918	367,400	1,181,844	-	89,037	-
Contract owners’ equity at beginning of period	13,282	141,167	367,400	-	-	-	-	-

Contract owners’ equity at end of period	$586,776	13,282	698,318	367,400	1,181,844	-	89,037	-

CHANGE IN UNITS:
Beginning units	1,051	12,514	30,983	-	-	-	-	-
Units purchased	38,386	13,570	30,144	34,342	87,328	-	5,891	-
Units redeemed	(31)	(25,033)	(7,007)	(3,359)	(2,118)	-	(66)	-

Ending units	39,406	1,051	54,120	30,983	85,210	-	5,825	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB2		NVDBL2		NVDCA2		NVFIY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$558	6,352	4,286	(111)	18	(2)	11,637	4,432
Realized gain (loss) on investments	215,676	(20,946)	87,346	15,238	152	3	336	184
Change in unrealized gain (loss) on investments	115,658	125,628	3,099	2,710	1,794	1,211	(22,123)	(2,509)
Reinvested capital gains	-	15,324	34,469	1,809	484	59	265	534

Net increase (decrease) in contract owners’ equity resulting from operations	331,892	126,358	129,200	19,646	2,448	1,271	(9,885)	2,641

Equity transactions:
Purchase payments received from contract owners (note 4)	3,214,345	1,436,833	2,663,245	609,462	24,841	854	480,576	278,933
Transfers between funds	(1,126,531)	-	(354,450)	(234,840)	(536)	12,198	405,103	32,158
Redemptions (notes 2, 3, and 4)	(106,090)	(264,277)	(60,875)	(14,942)	(310)	(62)	(10,830)	(646)
Adjustments to maintain reserves	(1)	2	(4)	3	(11)	10	(7)	4

Net equity transactions	1,981,723	1,172,558	2,247,916	359,683	23,984	13,000	874,842	310,449

Net change in contract owners’ equity	2,313,615	1,298,916	2,377,116	379,329	26,432	14,271	864,957	313,090
Contract owners’ equity at beginning of period	1,361,820	62,904	390,421	11,092	14,271	-	329,081	15,991

Contract owners’ equity at end of period	$3,675,435	1,361,820	2,767,537	390,421	40,703	14,271	1,194,038	329,081

CHANGE IN UNITS:
Beginning units	113,257	5,726	32,584	1,011	1,141	-	28,657	1,492
Units purchased	287,495	150,350	430,590	84,031	1,842	1,151	79,318	28,949
Units redeemed	(124,810)	(42,819)	(249,360)	(52,458)	(73)	(10)	(1,736)	(1,784)

Ending units	275,942	113,257	213,814	32,584	2,910	1,141	106,239	28,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEY		NVMGA2		NVMMG2		NVMMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,878	86	6,983	380	(560)	(11)	1,049	1,001
Realized gain (loss) on investments	820	26	183	793	(1,887)	(662)	5,033	(20,224)
Change in unrealized gain (loss) on investments	12,964	1,636	(7,264)	872	(86,634)	1,034	13,912	8,320
Reinvested capital gains	210	-	-	-	58,950	3,379	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,872	1,748	(98)	2,045	(30,131)	3,740	19,994	(10,903)

Equity transactions:
Purchase payments received from contract owners (note 4)	189,139	4,750	132,421	25	325,386	55,047	35,330	27,643
Transfers between funds	159,964	(124)	62,651	(13,012)	104,220	(23,188)	37,017	(40,549)
Redemptions (notes 2, 3, and 4)	(1,255)	(31)	(1,145)	(546)	(10,950)	(4)	(4,459)	(1,063)
Adjustments to maintain reserves	(4)	5	2	(3)	(6)	5	1	(3)

Net equity transactions	347,844	4,600	193,929	(13,536)	418,650	31,860	67,889	(13,972)

Net change in contract owners’ equity	366,716	6,348	193,831	(11,491)	388,519	35,600	87,883	(24,875)
Contract owners’ equity at beginning of period	6,348	-	15,190	26,681	35,600	-	64,856	89,731

Contract owners’ equity at end of period	$373,064	6,348	209,021	15,190	424,119	35,600	152,739	64,856

CHANGE IN UNITS:
Beginning units	479	-	1,202	2,414	1,901	-	5,862	8,007
Units purchased	23,170	491	20,492	2,643	24,608	4,029	7,901	19,850
Units redeemed	(525)	(12)	(5,823)	(3,855)	(2,638)	(2,128)	(2,626)	(21,995)

Ending units	23,124	479	15,871	1,202	23,871	1,901	11,137	5,862

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO2		NVNSR2		NVRE2		NVSIXD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$122	58	1,642	1,895	816	718	33,066	11,387
Realized gain (loss) on investments	2,700	233	28,592	12,139	8,104	(10,503)	296,565	(76,702)
Change in unrealized gain (loss) on investments	10,418	2,880	52,924	30,362	21,359	12,516	(128,253)	200,211
Reinvested capital gains	1,512	-	105,327	7,481	-	516	84,244	16,005

Net increase (decrease) in contract owners’ equity resulting from operations	14,752	3,171	188,485	51,877	30,279	3,247	285,622	150,901

Equity transactions:
Purchase payments received from contract owners (note 4)	75,736	19,448	578,841	285,832	39,466	23,750	2,080,903	1,290,266
Transfers between funds	(5,785)	(1,690)	(101,841)	(20,356)	9,321	(59,180)	1,138,351	(85,024)
Redemptions (notes 2, 3, and 4)	(994)	(3)	(39,459)	(33,736)	(959)	(235)	(160,503)	(14,483)
Adjustments to maintain reserves	4	(4)	(2)	2	2	(3)	(1)	-

Net equity transactions	68,961	17,751	437,539	231,742	47,830	(35,668)	3,058,750	1,190,759

Net change in contract owners’ equity	83,713	20,922	626,024	283,619	78,109	(32,421)	3,344,372	1,341,660
Contract owners’ equity at beginning of period	20,922	-	293,613	9,994	50,137	82,558	1,602,417	260,757

Contract owners’ equity at end of period	$104,635	20,922	919,637	293,613	128,246	50,137	4,946,789	1,602,417

CHANGE IN UNITS:
Beginning units	1,574	-	22,351	861	4,607	7,140	121,845	23,606
Units purchased	5,312	1,705	42,094	29,343	5,111	14,050	297,130	147,948
Units redeemed	(647)	(131)	(9,105)	(7,853)	(1,649)	(16,583)	(88,782)	(49,709)

Ending units	6,239	1,574	55,340	22,351	8,069	4,607	330,193	121,845

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM		SCF		SCGF2		SCVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,774)	(816)	(132)	(37)	(148)	(61)	(43)	(4)
Realized gain (loss) on investments	-	-	5,688	1,211	15,264	(151)	3,312	272
Change in unrealized gain (loss) on investments	-	-	11,504	10,612	(12,778)	10,117	250	(61)
Reinvested capital gains	-	-	1,361	1,438	5,968	9,003	-	20

Net increase (decrease) in contract owners’ equity resulting from operations	(8,774)	(816)	18,421	13,224	8,306	18,908	3,519	227

Equity transactions:
Purchase payments received from contract owners (note 4)	50,490,986	10,038,307	38,146	29,963	42,469	57,150	2,289	6,037
Transfers between funds	(48,163,306)	(3,809,245)	41,864	(21,246)	(33,407)	2,667	32,878	(2,389)
Redemptions (notes 2, 3, and 4)	(926,718)	(2,183,055)	(570)	(530)	(2,840)	(152)	(2,876)	(8)
Adjustments to maintain reserves	55	35	1	(1)	(1)	1	(3)	3

Net equity transactions	1,401,017	4,046,042	79,441	8,186	6,221	59,666	32,288	3,643

Net change in contract owners’ equity	1,392,243	4,045,226	97,862	21,410	14,527	78,574	35,807	3,870
Contract owners’ equity at beginning of period	4,835,775	790,549	36,683	15,273	78,574	-	8,485	4,615

Contract owners’ equity at end of period	$6,228,018	4,835,775	134,545	36,683	93,101	78,574	44,292	8,485

CHANGE IN UNITS:
Beginning units	477,463	78,089	2,731	1,392	4,845	-	755	431
Units purchased	5,259,915	1,620,404	5,801	5,119	7,386	7,933	4,881	1,739
Units redeemed	(5,121,226)	(1,221,030)	(861)	(3,780)	(7,004)	(3,088)	(2,645)	(1,415)

Ending units	616,152	477,463	7,671	2,731	5,227	4,845	2,991	755

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF2		NOVPB1		PMUBAM		PMVAAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,998	398	(80)	(226)	1,487	217	213	-
Realized gain (loss) on investments	4,405	1,098	(101)	(49,059)	(59)	(4)	(1)	-
Change in unrealized gain (loss) on investments	19,985	1,539	1,134	1,603	(1,802)	305	286	-
Reinvested capital gains	12,717	5,528	-	1,940	250	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,105	8,563	953	(45,742)	(124)	518	498	-

Equity transactions:
Purchase payments received from contract owners (note 4)	29,919	66,649	-	-	38,946	9,106	27,000	-
Transfers between funds	736,772	(16,230)	-	(109,796)	142,365	1	10,465	-
Redemptions (notes 2, 3, and 4)	(5,363)	(216)	(1,891)	(1,584)	(2,677)	(70)	(172)	-
Adjustments to maintain reserves	(2)	-	(2)	2	3	(1)	-	-

Net equity transactions	761,326	50,203	(1,893)	(111,378)	178,637	9,036	37,293	-

Net change in contract owners’ equity	801,431	58,766	(940)	(157,120)	178,513	9,554	37,791	-
Contract owners’ equity at beginning of period	69,190	10,424	53,302	210,422	9,580	26	-	-

Contract owners’ equity at end of period	$870,621	69,190	52,362	53,302	188,093	9,580	37,791	-

CHANGE IN UNITS:
Beginning units	5,371	889	4,643	16,789	889	3	-	-
Units purchased	54,222	8,188	-	21,450	16,712	901	2,841	-
Units redeemed	(3,891)	(3,706)	(171)	(33,596)	(334)	(15)	(19)	-

Ending units	55,702	5,371	4,472	4,643	17,267	889	2,822	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBA		PMVFHA		PMVHYA		PMVID
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,557	1,448	779	37	2,981	606	158,393	73,260
Realized gain (loss) on investments	(42)	749	(703)	-	77	(55)	2,919	(112)
Change in unrealized gain (loss) on investments	(3,692)	92	(1,344)	328	(687)	1,472	(60,573)	93,215
Reinvested capital gains	-	-	559	-	-	-	-	4,609

Net increase (decrease) in contract owners’ equity resulting from operations	(1,177)	2,289	(709)	365	2,371	2,023	100,739	170,972

Equity transactions:
Purchase payments received from contract owners (note 4)	6,746	6,017	3,466	23,002	-	64,850	4,806,858	1,778,305
Transfers between funds	41,973	(1,998)	16,323	1,252	1,203	(2,107)	1,305,550	236,707
Redemptions (notes 2, 3, and 4)	(945)	(745)	(2,371)	(2)	(3,630)	(290)	(348,808)	(96,820)
Adjustments to maintain reserves	6	(5)	1	(3)	6	(8)	7	(22)

Net equity transactions	47,780	3,269	17,419	24,249	(2,421)	62,445	5,763,607	1,918,170

Net change in contract owners’ equity	46,603	5,558	16,710	24,614	(50)	64,468	5,864,346	2,089,142
Contract owners’ equity at beginning of period	38,676	33,118	24,614	-	70,280	5,812	2,692,476	603,334

Contract owners’ equity at end of period	$85,279	38,676	41,324	24,614	70,230	70,280	8,556,822	2,692,476

CHANGE IN UNITS:
Beginning units	3,325	3,032	2,234	-	6,156	537	239,448	57,035
Units purchased	4,342	9,105	4,206	2,234	116	6,477	585,764	284,820
Units redeemed	(128)	(8,812)	(2,607)	-	(325)	(858)	(77,627)	(102,407)

Ending units	7,539	3,325	3,833	2,234	5,947	6,156	747,585	239,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,190	259	2,953	331	3,422	108	4,365	92
Realized gain (loss) on investments	275	(16)	(37,830)	557	67	2,163	12,284	1
Change in unrealized gain (loss) on investments	(6,659)	465	(1,168)	(1,050)	951	(40)	2,065	2,887
Reinvested capital gains	-	-	32,362	76	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,194)	708	(3,683)	(86)	4,440	2,231	18,714	2,980

Equity transactions:
Purchase payments received from contract owners (note 4)	116,259	71,225	439,092	35,159	84,772	209,835	37,445	29,626
Transfers between funds	467,855	20,775	(266,103)	2,325	61,571	(216,296)	83,724	-
Redemptions (notes 2, 3, and 4)	(4,439)	(107)	(5,425)	(208)	(311)	(607)	(1,990)	(13)
Adjustments to maintain reserves	(7)	7	5	(1)	(7)	4	-	1

Net equity transactions	579,668	91,900	167,569	37,275	146,025	(7,064)	119,179	29,614

Net change in contract owners’ equity	574,474	92,608	163,886	37,189	150,465	(4,833)	137,893	32,594
Contract owners’ equity at beginning of period	98,965	6,357	47,335	10,146	7,534	12,367	32,594	-

Contract owners’ equity at end of period	$673,439	98,965	211,221	47,335	157,999	7,534	170,487	32,594

CHANGE IN UNITS:
Beginning units	9,347	617	3,598	904	637	1,166	3,113	-
Units purchased	57,398	9,440	45,883	5,308	13,948	20,847	12,543	3,114
Units redeemed	(2,410)	(710)	(32,585)	(2,614)	(1,908)	(21,376)	(3,420)	(1)

Ending units	64,335	9,347	16,896	3,598	12,677	637	12,236	3,113

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVSTA		PVDIB		PVIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$68,873	31,546	6,162	1,477	1,275	24,212	8,098	10,617
Realized gain (loss) on investments	(10,497)	12,459	1,457	2	(7,364)	(12,513)	(5,135)	(3,960)
Change in unrealized gain (loss) on investments	(268,815)	50,320	(10,601)	3,271	(17,952)	3,383	(71,399)	3,240
Reinvested capital gains	171,421	19,388	-	-	-	-	31,609	2,036

Net increase (decrease) in contract owners’ equity resulting from operations	(39,018)	113,713	(2,982)	4,750	(24,041)	15,082	(36,827)	11,933

Equity transactions:
Purchase payments received from contract owners (note 4)	829,541	2,553,303	138,569	302,201	29,052	164,290	751,517	183,530
Transfers between funds	1,657,689	(261,824)	876,049	(82,885)	41,512	(67,810)	45,573	(123,488)
Redemptions (notes 2, 3, and 4)	(165,881)	(132,970)	(22,998)	(10,972)	(8,011)	(5,892)	(15,843)	(12,068)
Adjustments to maintain reserves	-	(5)	5	(5)	(6)	4	(4)	29

Net equity transactions	2,321,349	2,158,504	991,625	208,339	62,547	90,592	781,243	48,003

Net change in contract owners’ equity	2,282,331	2,272,217	988,643	213,089	38,506	105,674	744,416	59,936
Contract owners’ equity at beginning of period	2,687,543	415,326	283,385	70,296	278,503	172,829	272,521	212,585

Contract owners’ equity at end of period	$4,969,874	2,687,543	1,272,028	283,385	317,009	278,503	1,016,937	272,521

CHANGE IN UNITS:
Beginning units	233,078	39,056	27,341	6,920	26,316	16,151	23,595	19,421
Units purchased	253,897	352,689	105,877	54,481	10,245	71,966	75,952	42,646
Units redeemed	(49,559)	(158,667)	(10,178)	(34,060)	(4,305)	(61,801)	(7,084)	(38,472)

Ending units	437,416	233,078	123,040	27,341	32,256	26,316	92,463	23,595

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVIGIB		TRBCG2		TRHS2		VEEMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(74)	-	(3,090)	(1,277)	(1,805)	(494)	2,994	1,423
Realized gain (loss) on investments	(3)	-	128,329	135,443	70,135	14,621	5,122	665
Change in unrealized gain (loss) on investments	288	-	(94,839)	173,442	(25,497)	64,941	(69,307)	18,713
Reinvested capital gains	-	-	280,191	43,077	90,668	43,295	9,735	2,340

Net increase (decrease) in contract owners’ equity resulting from operations	211	-	310,591	350,685	133,501	122,363	(51,456)	23,141

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	559,885	1,182,845	490,215	552,671	301,396	61,909
Transfers between funds	100,642	-	376,382	(56,905)	122,862	162,756	54,452	21,836
Redemptions (notes 2, 3, and 4)	(2,253)	-	(72,498)	(322,362)	(159,697)	(46,376)	(3,482)	(624)
Adjustments to maintain reserves	-	-	7	(4)	(3)	4	(9)	10

Net equity transactions	98,389	-	863,776	803,574	453,377	669,055	352,357	83,131

Net change in contract owners’ equity	98,600	-	1,174,367	1,154,259	586,878	791,418	300,901	106,272
Contract owners’ equity at beginning of period	-	-	1,361,647	207,388	842,128	50,710	106,272	-

Contract owners’ equity at end of period	$98,600	-	2,536,014	1,361,647	1,429,006	842,128	407,173	106,272

CHANGE IN UNITS:
Beginning units	-	-	88,420	17,999	56,740	4,408	7,750	-
Units purchased	6,462	-	74,871	135,245	53,789	66,707	28,072	8,533
Units redeemed	(143)	-	(22,655)	(64,824)	(25,024)	(14,375)	(1,923)	(783)

Ending units	6,319	-	140,636	88,420	85,505	56,740	33,899	7,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGGS		VWHAS		VVB		VVCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,202	428	327	56	33,442	8,759	1,751	360
Realized gain (loss) on investments	(14,553)	(1,401)	9,124	542	23,521	(19,710)	69,339	2,340
Change in unrealized gain (loss) on investments	(25,740)	(8,804)	1,313	2,861	370,484	86,061	46,753	175,958
Reinvested capital gains	-	-	-	-	141,200	14,890	49,957	5,794

Net increase (decrease) in contract owners’ equity resulting from operations	(24,091)	(9,777)	10,764	3,459	568,647	90,000	167,800	184,452

Equity transactions:
Purchase payments received from contract owners (note 4)	33,066	12,135	103,246	-	1,755,346	1,078,289	329,673	515,486
Transfers between funds	69,808	103,167	51,852	5,520	566,202	239,837	366,052	(25,676)
Redemptions (notes 2, 3, and 4)	(3,173)	(1,192)	(2,661)	(49)	(159,735)	(14,910)	(70,665)	(18,447)
Adjustments to maintain reserves	(15)	15	(2)	-	(2)	(1)	(7)	7

Net equity transactions	99,686	114,125	152,435	5,471	2,161,811	1,303,215	625,053	471,370

Net change in contract owners’ equity	75,595	104,348	163,199	8,930	2,730,458	1,393,215	792,853	655,822
Contract owners’ equity at beginning of period	104,348	-	8,930	-	1,851,751	458,536	686,043	30,221

Contract owners’ equity at end of period	$179,943	104,348	172,129	8,930	4,582,209	1,851,751	1,478,896	686,043

CHANGE IN UNITS:
Beginning units	5,838	-	720	-	152,601	41,594	52,633	2,709
Units purchased	9,832	7,258	15,850	937	187,696	196,773	56,113	59,943
Units redeemed	(3,937)	(1,420)	(4,853)	(217)	(21,266)	(85,766)	(14,878)	(10,019)

Ending units	11,733	5,838	11,717	720	319,031	152,601	93,868	52,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVDV		VVEI		VVEIX		VVG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,913)	(922)	47,906	37,407	21,141	18,360	(16,383)	(595)
Realized gain (loss) on investments	76,039	8,491	62,379	(202,017)	367,029	(122,388)	120,836	17,107
Change in unrealized gain (loss) on investments	232,693	129,782	834,547	200,071	571,221	411,088	162,282	371,219
Reinvested capital gains	9,319	4,254	67,374	56,756	131,376	31,117	206,833	93,291

Net increase (decrease) in contract owners’ equity resulting from operations	316,138	141,605	1,012,206	92,217	1,090,767	338,177	473,568	481,022

Equity transactions:
Purchase payments received from contract owners (note 4)	1,056,305	365,335	3,274,023	1,553,278	2,294,384	1,741,719	1,416,413	860,354
Transfers between funds	985,452	(23,940)	1,500,383	46,481	622,694	62,345	1,284,778	(202,357)
Redemptions (notes 2, 3, and 4)	(57,516)	(17,562)	(385,360)	(875,279)	(310,855)	(885,822)	(90,029)	(970,862)
Adjustments to maintain reserves	(2)	3	2	(76)	(7)	6	3	(1)

Net equity transactions	1,984,239	323,836	4,389,048	724,404	2,606,216	918,248	2,611,165	(312,866)

Net change in contract owners’ equity	2,300,377	465,441	5,401,254	816,621	3,696,983	1,256,425	3,084,733	168,156
Contract owners’ equity at beginning of period	491,956	26,515	2,273,052	1,456,431	2,552,959	1,296,534	1,614,700	1,446,544

Contract owners’ equity at end of period	$2,792,333	491,956	7,674,306	2,273,052	6,249,942	2,552,959	4,699,433	1,614,700

CHANGE IN UNITS:
Beginning units	40,745	2,441	201,868	132,814	194,761	116,272	103,064	131,396
Units purchased	152,868	48,341	432,187	503,570	267,413	476,152	187,699	397,854
Units redeemed	(15,372)	(10,037)	(87,240)	(434,516)	(89,223)	(397,663)	(34,858)	(426,186)

Ending units	178,241	40,745	546,815	201,868	372,951	194,761	255,905	103,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGBI		VVHGB		VVHYB		VVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$351	(97)	140,216	35,593	16,952	3,695	(4,537)	1,306
Realized gain (loss) on investments	(67)	4	5,973	26,255	5,394	(4,348)	140,029	70,430
Change in unrealized gain (loss) on investments	(5,140)	951	(435,079)	202,436	(1,159)	64,614	(277,077)	290,355
Reinvested capital gains	1,036	-	86,510	-	-	-	78,750	7,839

Net increase (decrease) in contract owners’ equity resulting from operations	(3,820)	858	(202,380)	264,284	21,187	63,961	(62,835)	369,930

Equity transactions:
Purchase payments received from contract owners (note 4)	232,898	41,157	7,452,462	5,256,236	177,289	26,999	837,986	567,505
Transfers between funds	107,824	37,917	4,930,746	2,542,891	382,538	323,473	775,359	(163,242)
Redemptions (notes 2, 3, and 4)	(1,978)	(109)	(414,262)	(299,776)	(29,913)	(12,117)	(129,834)	(10,511)
Adjustments to maintain reserves	5	(3)	(1)	25	2	1	-	(2)

Net equity transactions	338,749	78,962	11,968,945	7,499,376	529,916	338,356	1,483,511	393,750

Net change in contract owners’ equity	334,929	79,820	11,766,565	7,763,660	551,103	402,317	1,420,676	763,680
Contract owners’ equity at beginning of period	79,820	-	9,458,133	1,694,473	472,973	70,656	986,621	222,941

Contract owners’ equity at end of period	$414,749	79,820	21,224,698	9,458,133	1,024,076	472,973	2,407,297	986,621

CHANGE IN UNITS:
Beginning units	7,178	-	840,757	161,157	42,579	6,685	57,544	20,378
Units purchased	31,284	7,187	1,192,094	968,402	50,602	50,394	109,165	89,566
Units redeemed	(256)	(9)	(102,585)	(288,802)	(3,770)	(14,500)	(23,320)	(52,400)

Ending units	38,206	7,178	1,930,266	840,757	89,411	42,579	143,389	57,544

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVMCI		VVREI		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,028	21,749	8,487	2,091	58,951	28,600	29,693	30,967
Realized gain (loss) on investments	270,935	(339,417)	83,780	(24,733)	11,357	3,185	22,191	(242,709)
Change in unrealized gain (loss) on investments	248,611	393,736	353,475	79,922	(163,949)	77,569	87,411	356,158
Reinvested capital gains	186,735	110,638	21,149	2,746	22,343	-	23,237	11,165

Net increase (decrease) in contract owners’ equity resulting from operations	718,309	186,706	466,891	60,026	(71,298)	109,354	162,532	155,581

Equity transactions:
Purchase payments received from contract owners (note 4)	2,656,985	1,255,494	680,623	553,106	2,742,231	1,407,830	2,204,206	1,270,099
Transfers between funds	735,242	(179,935)	915,150	(49,857)	3,291,100	983,904	1,768,262	8,563
Redemptions (notes 2, 3, and 4)	(215,948)	(1,115,218)	(38,880)	(16,229)	(168,509)	(111,475)	(125,353)	(1,140,103)
Adjustments to maintain reserves	3	(4)	(4)	3	(1)	(4)	-	6

Net equity transactions	3,176,282	(39,663)	1,556,889	487,023	5,864,821	2,280,255	3,847,115	138,565

Net change in contract owners’ equity	3,894,591	147,043	2,023,780	547,049	5,793,523	2,389,609	4,009,647	294,146
Contract owners’ equity at beginning of period	1,978,953	1,831,910	676,920	129,871	3,539,434	1,149,825	2,113,219	1,819,073

Contract owners’ equity at end of period	$5,873,544	1,978,953	2,700,700	676,920	9,332,957	3,539,434	6,122,866	2,113,219

CHANGE IN UNITS:
Beginning units	154,792	168,257	65,373	11,868	327,980	111,786	177,918	169,341
Units purchased	284,444	548,570	159,455	90,061	700,902	396,020	331,074	570,955
Units redeemed	(67,756)	(562,035)	(37,778)	(36,556)	(155,317)	(179,826)	(31,381)	(562,378)

Ending units	371,480	154,792	187,050	65,373	873,565	327,980	477,611	177,918

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		SVDF		MGRFV		NVLM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$30,449	29,149	(934)	(145)	(115)	(66)	-	733
Realized gain (loss) on investments	196,065	(78,922)	3,925	31,866	437	86	-	(3,120)
Change in unrealized gain (loss) on investments	1,103,484	816,616	(61,686)	25,498	(3,652)	5,204	-	(6,111)
Reinvested capital gains	299,593	89,179	64,003	11,862	3,858	165	-	13,068

Net increase (decrease) in contract owners’ equity resulting from operations	1,629,591	856,022	5,308	69,081	528	5,389	-	4,570

Equity transactions:
Purchase payments received from contract owners (note 4)	3,309,710	2,290,148	696,411	50,044	59	57,795	-	49,596
Transfers between funds	2,073,554	36,121	(330,048)	33,531	22,841	5,528	-	(226,256)
Redemptions (notes 2, 3, and 4)	(209,004)	(1,003,624)	(17,438)	(35,453)	(4,985)	(2,592)	-	(2,288)
Adjustments to maintain reserves	(3)	17	4	(4)	(1)	(1)	-	1

Net equity transactions	5,174,257	1,322,662	348,929	48,118	17,914	60,730	-	(178,947)

Net change in contract owners’ equity	6,803,848	2,178,684	354,237	117,199	18,442	66,119	-	(174,377)
Contract owners’ equity at beginning of period	4,791,709	2,613,025	130,057	12,858	66,119	-	-	174,377

Contract owners’ equity at end of period	$11,595,557	4,791,709	484,294	130,057	84,561	66,119	-	-

CHANGE IN UNITS:
Beginning units	360,845	235,922	6,846	1,099	5,903	-	-	15,788
Units purchased	412,372	688,602	64,531	14,179	2,034	6,146	-	20,947
Units redeemed	(74,357)	(563,679)	(44,477)	(8,432)	(453)	(243)	-	(36,735)

Ending units	698,860	360,845	26,900	6,846	7,484	5,903	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCA2		PMVFAD		WRENG
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	1,086	-	245
Realized gain (loss) on investments	-	-	-	(701)	-	9,750
Change in unrealized gain (loss) on investments	-	-	-	(249)	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	136	-	9,995

Equity transactions:
Purchase payments received from contract owners (note 4)	-	12,247	-	45	-	24,868
Transfers between funds	-	(12,246)	-	(24,112)	-	(34,785)
Redemptions (notes 2, 3, and 4)	-	-	-	(803)	-	(78)
Adjustments to maintain reserves	-	(1)	-	-	-	-

Net equity transactions	-	-	-	(24,870)	-	(9,995)

Net change in contract owners’ equity	-	-	-	(24,734)	-	-
Contract owners’ equity at beginning of period	-	-	-	24,734	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	2,356	-	-
Units purchased	-	1,140	-	2,564	-	7,080
Units redeemed	-	(1,140)	-	(4,920)	-	(7,080)

Ending units	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Value Class B (ALVIVB)

AB Small/Mid Cap Value A (ALVSVA)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Mid Cap Value II (ACVMV2)

American Century VP Value II (ACVV2)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4)

American Funds The Bond Fund of America Class 4 (AMVBD4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds American High-Income Trust Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds New World Class 4 (AMVNW4)

BLACKROCK VAR SERIES TRST FNDS

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

COLUMBIA VARIABLE PORTFOLIO

CVP High Yield Bond Class 2 (CLVHY2)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Emerging Markets - Serv II (FEMS2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Energy Service Class 2 (FNRS2)

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives - Ser (GVMSAS)

Goldman Sachs VIT Small Cap Eqty Insights Svc (GVSSCS)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Var Ser High Yield Ser P (SBLP)

INVESCO V. I.

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Main Street II (OVGIS)

Invesco V.I. Global II (OVGSS)

Invesco Oppenheimer V.I. International Growth S1 (OVIG)

IVY VIP

Delaware Ivy VIP Energy - Class 2 (WRENG)*

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)

JANUS ASPEN SERIES

Janus Henderson Balanced - Serv (JABS)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology and Innovation - Serv (JAGTS)

Janus Henderson Enterprise - Serv (JAMGS)

JOHN HANCOCK

JHancock VIT Emerging Markets Value II (JHEMV2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

LMPV EQUITY TRUST

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Series Total Return VC (LOVTRC)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Svc 2 (MNCPS2)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT II Research International Service (MV2RIS)

MFS VIT III Mid Cap Value Service (MV3MVS)

MFS VIT Value Series - Service (MVFSC)

MFS VIT Utilities Series - Service (MVUSC)

MORGAN STANLEY

Morgan Stanley VIF Emerging Markets Debt II (MSEMB)

Morgan Stanley VIF Global Infrastructure II (MSGI2)

Morgan Stanley VIF Growth Class II (MSVEG2)

NATIONWIDE VARIABLE INSURANCE

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT BlackRock Equity Dividend I (EIF)

NVIT Government Bond I (GBF)

NVIT International Equity I (GIG)

NVIT Investor Destinations Moderately Aggressive II (GVDMA)

NVIT Investor Destinations Moderately Conservative II (GVDMC)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT Investor Destinations Aggressive II (GVIDA)

NVIT Investor Destinations Conservative II (GVIDC)

NVIT Investor Destinations Moderate II (GVIDM)

NVIT International Index - Class Y (GVIXY)

NVIT Federated High Income Bond I (HIBF)*

NVIT Investor Destinations Managed Growth II (IDPG2)

NVIT Investor Destinations Managed Growth & Income II (IDPGI2)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Amundi Multi Sector Bond I (MSBF)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVIT Managed American Funds Asset Alloc II (NAMAA2)

NVIT Managed American Funds Growth-Income II (NAMGI2)

NVIT Blueprint Managed Growth II (NCPG2)

NVIT Blueprint Managed Growth & Income II (NCPGI2)

NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

NVIT BNY Mellon Dynamic U.S. Equity Income II (NVAMV2)

NVIT Bond Index - Class Y (NVBXD)

NVIT Blueprint Capital Appreciation II (NVCCA2)

NVIT Blueprint Conservative II (NVCCN2)

NVIT Blueprint Moderately Aggressive II (NVCMA2)

NVIT Blueprint Moderately Conservative II (NVCMC2)

NVIT Blueprint Moderate II (NVCMD2)

NVIT Blueprint Aggressive II (NVCRA2)

NVIT Blueprint Balanced II (NVCRB2)

NVIT Investor Destinations Balanced II (NVDBL2)

NVIT Investor Destinations Capital Appreciation II (NVDCA2)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT BlackRock Managed Global Allocation II (NVMGA2)

NVIT Columbia Overseas Value Class Z (NVMIVZ)*

NVIT Allspring Discovery II (NVMMG2)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT Neuberger Berman Multi Cap Opportunities II (NVNMO2)

NVIT BNY Mellon Sustainable U.S. Equity II (NVNSR2)

NVIT Real Estate II (NVRE2)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market I (SAM)

NVIT Multi-Manager Small Company I (SCF)

NVIT Multi-Manager Small Cap Growth II (SCGF2)

NVIT Multi-Manager Small Cap Value I (SCVF)

NVIT AQR Large Cap Defensive Style Class II (TRF2)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Probabilities Class 1 (NOVPB1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Advisor (PMVAAD)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)*

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

PUTNAM VARIABLE TRUST

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Income Cl IB (PVIB)

Putnam VT International Value Class IB (PVIGIB)

Putnam VT International Equity Class IB (PVTIGB)*

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Health Sciences II (TRHS2)

VANECK VIP

VanEck VIP Emerging Markets S (VEEMS)

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Global Resources Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
PIMCO VIT All Asset - Advisor (PMVAAD)	11/4/2021
NVIT Federated High Income Bond I (HIBF)	9/20/2021
Franklin Templeton Global Bond II (FTVGI2)	8/2/2021
Invesco V.I. Global Real Estate I (IVRE)	8/2/2021
CVP High Yield Bond Class 2 (CLVHY2)	7/6/2021
NVIT Investor Destinations Aggressive II (GVIDA)	7/6/2021
Fidelity VIP Growth - Serv II (FG2)	7/2/2021
NVIT Blueprint Aggressive II (NVCRA2)	6/1/2021
ALPS Alerian Energy Infrastructure Class III (AAEIP3)	5/25/2021
Fidelity VIP Emerging Markets - Serv II (FEMS2)	5/24/2021
Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)	5/13/2021
NVIT BNY Mellon Dynamic U.S. Equity Income II (NVAMV2)	5/13/2021
Fidelity VIP Growth Opportunities - Serv II (FGO2)	5/11/2021
Morgan Stanley VIF Growth Class II (MSVEG2)	5/11/2021
Putnam VT International Value Class IB (PVIGIB)	5/11/2021
American Century VP Value II (ACVV2)	5/4/2021
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)	4/20/2021
NVIT Blueprint Moderate II (NVCMD2)	2/11/2021
NVIT Blueprint Capital Appreciation II (NVCCA2)	11/16/2020
Invesco V.I. Main Street II (OVGIS)	11/12/2020
NVIT Investor Destinations Capital Appreciation II (NVDCA2)	10/26/2020

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVIT DFA Capital Appreciation II (NVLCA2)	10/23/2020
Goldman Sachs VIT Multi-Strategy Alternatives - Ser (GVMSAS)	10/15/2020
MainStay VP MacKay Convertible Svc 2 (MNCPS2)	9/28/2020
NVIT Neuberger Berman Multi Cap Opportunities II (NVNMO2)	9/28/2020
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)	9/22/2020
Fidelity VIP Balanced - Serv II (FB2)	9/1/2020
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)	7/24/2020
Guggenheim Var Ser High Yield Ser P (SBLP)	7/24/2020
Vanguard VIF Global Bond Index (VVGBI)	6/4/2020
VanEck VIP Global Resources Class S (VWHAS)	6/4/2020
Guggenheim Rydex Telecommunications (RTEL)	5/18/2020
Guggenheim Rydex Consumer Products (RCPF)	5/15/2020
Guggenheim Rydex Financial Services (RFSF)	5/15/2020
NVIT Managed American Funds Growth-Income II (NAMGI2)	5/4/2020
NVIT Allspring Discovery II (NVMMG2)	5/4/2020
American Century VP Mid Cap Value II (ACVMV2)	5/1/2020
Fidelity VIP Energy Service Class 2 (FNRS2)	5/1/2020
MFS VIT II Research International Service (MV2RIS)	5/1/2020
MFS VIT III Mid Cap Value Service (MV3MVS)	5/1/2020
NVIT Investor Destinations Moderately Aggressive II (GVDMA)	4/20/2020
NVIT iShares ETF Global Equity Fund Y (NVGEY)	4/20/2020
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)	4/20/2020
VanEck VIP Emerging Markets S (VEEMS)	4/20/2020
Westchester Merger Fund VL (MGRFV)	4/9/2020
Fidelity VIP Growth & Income - Serv II (FGI2)	4/2/2020
Invesco V.I. Global II (OVGSS)	3/31/2020
ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)	3/30/2020
Delaware Ivy VIP Energy - Class 2 (WRENG)	3/23/2020
DFA VA Global Moderate Allocation (DFVGMI)	3/3/2020
NVIT Blueprint Moderately Conservative II (NVCMC2)	2/24/2020
NVIT Investor Destinations Moderately Conservative II (GVDMC)	2/7/2020
NVIT Blueprint Managed Growth & Income II (NCPGI2)	1/27/2020
VanEck VIP Global Gold Class S (VVGGS)	1/27/2020
JHancock VIT Emerging Markets Value II (JHEMV2)	1/16/2020
NVIT Multi-Manager Small Cap Growth II (SCGF2)	1/16/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVIT Investor Destinations Capital Appreciation II (NVDCA2)	10/23/2020
NVIT DFA Moderate Fund: Class II (NVLM2)	NVIT Investor Destinations Moderate II (GVIDM)	10/23/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBC4	American Funds Washington Mutual Investors Class 4	American Funds Blue Chip Income and Growth 4	5/1/2021
AMVBD4	American Funds The Bond Fund of America Class 4	American Funds Bond Class 4	5/1/2021
AMVHI4	American Funds American High-Income Trust Class 4	American Funds High-Income Bond Class 4	5/1/2021
OVGIS	Invesco V.I. Main Street II	Invesco Oppenheimer V.I. Main Street - S2	4/30/2021
OVGSS	Invesco V.I. Global II	Invesco Oppenheimer V.I. Global - S2	4/30/2021
WRENG	Delaware Ivy VIP Energy - Class 2	Ivy VIP Energy	7/1/2021
WRMCG	Delaware Ivy VIP Mid Cap Growth - Class 2	Ivy VIP Mid Cap Growth	7/1/2021
EIF	NVIT BlackRock Equity Dividend I	NW BlackRock NVIT Equity Dividend I	5/1/2021
HIBF	NVIT Federated High Income Bond I	NW Federated NVIT High Income Bond I	5/1/2021
MSBF	NVIT Amundi Multi Sector Bond I	NW Amundi NVIT Multi Sector Bond I	5/1/2021
NVAMV2	NVIT BNY Mellon Dynamic U.S. Equity Income II	NW Mellon NVIT Multi Cap Value II	8/31/2021
NVMGA2	NVIT BlackRock Managed Global Allocation II	NW BlackRock NVIT Managed Global Alloc II	5/1/2021
NVMMG2	NVIT Allspring Discovery II	NVIT Wells Fargo Discovery II	12/6/2021
NVNMO2	NVIT Neuberger Berman Multi Cap Opportunities II	NW Neuberger Berman NVIT Multi Cap Opportunities II	5/1/2021
NVNSR2	NVIT BNY Mellon Sustainable U.S. Equity II	Nationwide Newton NVIT Sustainable U.S. Equity II	8/31/2021
VWHAS	VanEck VIP Global Resources Class S	VanEck VIP Global Hard Assets Class S	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain subaccounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$309,002,277	$-	$-	$309,002,277

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALCAI2	$1,039,600	$301,151
ALVIVB	663	1,748
ALVSVA	686,679	163,317
AAEIP3	147,414	2,017
ARLPE3	2,526	3,444
ACVIP2	297,109	85,671
ACVMV2	184,359	58,606
ACVV2	114,165	23,486
AMVAA4	3,447,892	583,239

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMVBC4	914,902	445,023
AMVBD4	2,756,288	332,698
AMVGG4	1,584,059	284,514
AMVGI4	1,281,673	213,079
AMVGR4	6,145,996	675,772
AMVHI4	115,297	15,766
AMVI4	705,216	93,503
AMVNW4	1,913,466	214,709
BRVHY3	725,951	45,960
BRVTR3	5,056,695	445,689
CLVHY2	8,543	8
DWVSVS	406,885	140,836
DFVEA	1,380,677	122,212
DFVGB	1,421,325	16,131
DFVGMI	1,672,880	48,301
DFVIS	1,019,436	183,714
DFVIV	1,055,024	146,481
DFVSTF	5,147,502	1,749,442
DFVULV	3,131,558	479,044
DFVUTV	2,823,291	761,268
ETVFR	1,113,051	89,392
FB2	321,716	108,444
FC2	2,649,049	424,837
FEMS2	357,402	27,474
FG2	279,024	4,508
FGI2	633,573	59,698
FGO2	122,499	37,664
FIGBP2	2,424,840	198,638
FNRS2	231,745	22,584
FVICA2	369,342	43,597
FVSIS2	2,667,512	139,007
FEOVF	1,813,478	202,702
FTVGI2	6,800	6
GVMSAS	306,182	2,039
GVSSCS	453,159	71,630
GVFRB	453,085	4,621
GVTRBE	2,375,892	494,400
RCPF	48,471	39,827
RFSF	261,809	41,907
RTEL	26,436	47,914
SBLP	107	48
IVRE	35,519	1,230
OVGIS	109,148	977
OVGSS	312,560	90,129
OVIG	545,029	48,270
WRMCG	1,378,116	201,424
JABS	452,330	227,450
JAFBS	634,000	34,579
JAGTS	801,817	216,935
JAMGS	231,766	309,608
JHEMV2	338,512	10,513
LZREMS	40,109	33,717
LVCLGI	269,514	248,728
SBVSG2	914,087	148,013
LOVBD	3,213,164	646,450
LOVTRC	750,303	72,542
MNCPS2	502,094	22,315
MEGSS	502,257	143,642
MV2RIS	1,496,288	3,975
MV3MVS	648,075	123,585

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MVFSC	664,843	98,711
MVUSC	131,147	82,507
MSEMB	38,942	120
MSGI2	54,852	43,880
MSVEG2	146,803	21,124
DTRTFY	1,530,585	587,437
EIF	624,261	168,002
GBF	42,939	80,476
GIG	268,853	13,777
GVDMA	150,196	2,351
GVDMC	1,610,850	261,672
GVEXD	8,518,531	1,553,146
GVIDA	511,052	24,508
GVIDC	497,494	51,988
GVIDM	1,955,001	347,670
GVIXY	221,137	40,459
HIBF	288,296	289,143
IDPG2	4,459,544	97,787
IDPGI2	948,897	22,433
MCIFD	1,273,140	281,107
MSBF	60,277	65,355
NAMAA2	16,622,319	465,078
NAMGI2	112,497	21,764
NCPG2	7,041,371	702,250
NCPGI2	1,273,188	30,281
NJMMAY	80,810	1,257
NVAMV2	213,200	39,050
NVBXD	8,466,699	4,828,993
NVCCA2	121,920	10,643
NVCCN2	1,484,514	1,041,184
NVCMA2	546,466	604
NVCMC2	364,157	90,697
NVCMD2	1,173,444	29,276
NVCRA2	85,967	1,034
NVCRB2	3,578,901	1,596,618
NVDBL2	4,506,675	2,220,001
NVDCA2	25,553	1,056
NVFIY	906,738	19,987
NVGEY	362,085	9,149
NVMGA2	202,377	1,467
NVMMG2	526,650	49,605
NVMMV1	89,544	20,608
NVNMO2	80,854	10,264
NVNSR2	686,985	142,475
NVRE2	72,036	23,393
NVSIXD	4,248,386	1,072,325
SAM	39,334,464	37,942,218
SCF	94,754	14,084
SCGF2	121,551	109,508
SCVF	68,369	36,120
TRF2	826,163	49,121
NOVPB1	-	1,970
PMUBAM	183,062	2,690
PMVAAD	37,767	261
PMVEBA	51,615	1,284
PMVFHA	46,990	28,236
PMVHYA	4,430	3,879
PMVID	6,295,956	373,960
PMVLDA	604,239	23,374
PMVLGA	604,601	401,719

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVRRA	168,296	18,844
PMVRSA	169,696	46,152
PMVTRA	3,055,782	494,135
PVSTA	1,089,548	91,767
PVDIB	106,438	42,611
PVIB	893,789	72,834
PVIGIB	100,628	2,313
TRBCG2	1,516,993	376,123
TRHS2	920,137	377,894
VEEMS	390,190	25,094
VVGGS	176,251	60,348
VWHAS	219,138	66,374
VVB	2,611,846	275,391
VVCG	891,263	214,495
VVDV	2,187,129	195,481
VVEI	5,170,443	666,116
VVEIX	3,940,879	1,182,139
VVG	3,296,265	494,652
VVGBI	343,617	3,486
VVHGB	12,986,814	791,142
VVHYB	591,596	44,729
VVI	1,893,302	335,579
VVMCI	4,099,645	724,603
VVREI	1,985,253	398,724
VVSTC	7,369,897	1,423,786
VVTISI	4,147,201	247,154
VVTSM	6,525,514	1,021,207
SVDF	1,240,075	828,081
MGRFV	26,034	4,377

	$268,535,527	$78,358,615

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	0.20%	59,305	$20.23	$1,199,805	0.00%	18.89%
2020	0.20%	33,991	17.02	578,428	0.00%	41.47%
2019	0.20%	2,392	12.03	28,774	0.00%	20.29	%****
AB International Value Class B (ALVIVB)
2021	0.20%	2,435	12.44	30,295	1.69%	10.63%
2020	0.20%	2,564	11.24	28,830	0.92%	2.01%
2019	0.20%	1,217	11.02	13,418	0.81%	10.23	%****
AB Small/Mid Cap Value A (ALVSVA)
2021	0.20%	53,030	15.13	802,281	0.84%	35.68%
2020	0.20%	16,258	11.15	181,288	0.68%	3.16%
2019	0.20%	11,622	10.81	125,626	0.42%	8.09	%****
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2021	0.20%	13,920	10.51	146,239	2.65%	37.50	%****
ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)
2021	0.20%	1,550	17.07	26,462	4.40%	23.69%
2020	0.20%	1,673	13.80	23,089	16.39%	9.03	%****
American Century VP Inflation Protection Class II (ACVIP2)
2021	0.20%	18,713	12.34	230,897	4.26%	6.06%
2020	0.20%	1,368	11.63	15,927	1.37%	9.34%
2019	0.20%	477	10.64	5,073	0.42%	6.41	%****
American Century VP Mid Cap Value II (ACVMV2)
2021	0.20%	14,457	16.06	232,135	1.24%	22.77%
2020	0.20%	6,328	13.08	82,765	0.68%	30.79	%****
American Century VP Value II (ACVV2)
2021	0.20%	5,827	16.32	95,070	0.98%	24.03	%****
American Funds Asset Allocation Class 4 (AMVAA4)
2021	0.20%	290,044	14.53	4,213,285	1.89%	14.61%
2020	0.20%	93,234	12.67	1,181,680	1.59%	11.93%
2019	0.20%	31,403	11.32	355,572	2.96%	13.23	%****
American Funds Washington Mutual Investors Class 4 (AMVBC4)
2021	0.20%	136,288	15.66	2,133,959	1.30%	27.26%
2020	0.20%	98,902	12.30	1,216,892	1.99%	8.25%
2019	0.20%	33,554	11.37	381,362	2.18%	13.66	%****
American Funds The Bond Fund of America Class 4 (AMVBD4)
2021	0.20%	310,983	11.58	3,601,669	1.56%	-0.79%
2020	0.20%	113,272	11.67	1,322,258	3.13%	9.16%
2019	0.20%	19,894	10.69	212,734	4.76%	6.94	%****
American Funds Global Growth Class 4 (AMVGG4)
2021	0.20%	157,040	18.29	2,871,728	0.20%	15.90%
2020	0.20%	87,157	15.78	1,375,110	0.18%	29.91%
2019	0.20%	16,442	12.15	199,697	1.56%	21.45	%****
American Funds Growth-Income Class 4 (AMVGI4)
2021	0.20%	134,615	16.16	2,175,067	1.11%	23.55%
2020	0.20%	63,691	13.08	832,912	1.66%	13.02%
2019	0.20%	11,872	11.57	137,372	2.31%	15.71	%****
American Funds Growth Class 4 (AMVGR4)
2021	0.20%	346,412	21.87	7,574,358	0.06%	21.44%
2020	0.20%	100,682	18.00	1,812,759	0.21%	51.41%
2019	0.20%	7,423	11.89	88,268	0.70%	18.91	%****
American Funds American High-Income Trust Class 4 (AMVHI4)
2021	0.20%	11,454	12.27	140,563	6.00%	7.97%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	3,595	11.37	40,864	1.83%	7.52%
2019	0.20%	7,236	10.57	76,495	3.81%	5.72	%****
American Funds International Class 4 (AMVI4)
2021	0.20%	87,532	12.51	1,095,195	2.84%	-1.91%
2020	0.20%	41,912	12.76	534,607	0.32%	13.43%
2019	0.20%	18,952	11.25	213,111	3.19%	12.45	%****
American Funds New World Class 4 (AMVNW4)
2021	0.20%	215,450	15.00	3,232,334	0.74%	4.42%
2020	0.20%	108,626	14.37	1,560,689	0.04%	23.05%
2019	0.20%	13,428	11.68	156,789	0.72%	16.77	%****
BlackRock High Yield V.I. Cl3 (BRVHY3)
2021	0.20%	61,365	12.19	747,864	3.76%	5.00%
2020	0.20%	5,186	11.61	60,192	3.58%	6.82%
2019	0.20%	529	10.87	5,751	4.04%	8.65	%****
BlackRock Total Return V.I. Cl3 (BRVTR3)
2021	0.20%	529,909	11.38	6,031,401	1.28%	-1.89%
2020	0.20%	133,261	11.60	1,545,997	1.57%	8.33%
2019	0.20%	19,033	10.71	203,824	2.00%	7.09	%****
CVP High Yield Bond Class 2 (CLVHY2)
2021	0.20%	678	12.16	8,239	4.83%	4.58	%****
Delaware VIP Small Cap Value - Service (DWVSVS)
2021	0.20%	41,476	14.73	610,873	0.53%	33.75%
2020	0.20%	21,935	11.01	241,550	0.86%	-2.37%
2019	0.20%	5,493	11.28	61,957	0.00%	12.80	%****
DFA VA Equity Allocation (DFVEA)
2021	0.55%	115,442	15.77	1,820,688	2.99%	23.69%
2020	0.55%	37,228	12.75	474,676	1.51%	11.54%
2019	0.55%	11,002	11.43	125,765	2.41%	14.31	%****
DFA VA Global Bond (DFVGB)
2021	0.55%	138,929	10.18	1,414,487	1.58%	-1.58%
2020	0.55%	3,617	10.35	37,418	0.02%	0.90%
2019	0.55%	2,732	10.25	28,013	2.53%	2.53	%****
DFA VA Global Moderate Allocation (DFVGMI)
2021	0.55%	121,774	13.89	1,690,905	2.06%	13.58%
2020	0.55%	2,728	12.23	33,351	1.18%	10.68	%****
DFA VA International Small (DFVIS)
2021	0.55%	73,909	14.13	1,044,579	3.59%	13.94%
2020	0.55%	19,445	12.40	241,207	1.58%	8.81%
2019	0.55%	14,250	11.40	162,449	4.32%	14.00	%****
DFA VA International Value (DFVIV)
2021	0.55%	88,704	12.42	1,101,679	6.16%	17.47%
2020	0.55%	15,999	10.57	169,158	2.16%	-2.30%
2019	0.55%	4,895	10.82	52,970	0.00%	8.22	%****
DFA VA Short-Term Fixed (DFVSTF)
2021	0.55%	389,525	10.08	3,924,724	0.01%	-0.74%
2020	0.55%	52,583	10.15	533,744	0.81%	0.05%
2019	0.55%	5,815	10.15	58,997	2.35%	1.46	%****
DFA VA U.S. Large Value (DFVULV)
2021	0.55%	278,229	14.26	3,968,286	2.32%	26.34%
2020	0.55%	80,602	11.29	909,927	2.61%	-1.92%
2019	0.55%	16,052	11.51	184,758	2.66%	15.10	%****
DFA VA U.S. Targeted Value (DFVUTV)
2021	0.55%	182,489	15.64	2,854,386	2.08%	38.92%
2020	0.55%	54,176	11.26	610,006	3.20%	3.41%
2019	0.55%	5,457	10.89	59,421	1.43%	8.88	%****
Eaton Vance VT Floating-Rate Income (ETVFR)
2021	0.20%	97,821	10.85	1,061,829	2.81%	3.42%
2020	0.20%	3,643	10.50	38,237	2.47%	1.80%
2019	0.20%	2,853	10.31	29,416	2.93%	3.11	%****
Fidelity VIP Balanced - Serv II (FB2)
2021	0.20%	25,043	16.47	412,513	0.71%	17.76%
2020	0.20%	11,670	13.99	163,245	1.10%	21.88	%****
Fidelity VIP Contrafund - Serv II (FC2)
2021	0.20%	161,002	19.61	3,156,681	0.02%	27.26%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	45,010	15.41	693,488	0.05%	29.97%
2019	0.20%	19,097	11.85	226,371	0.46%	18.54	%****
Fidelity VIP Emerging Markets - Serv II (FEMS2)
2021	0.20%	30,875	9.30	286,992	2.80%	-7.05	%****
Fidelity VIP Growth - Serv II (FG2)
2021	0.20%	23,309	11.26	262,351	0.00%	12.55	%****
Fidelity VIP Growth & Income - Serv II (FGI2)
2021	0.20%	56,383	15.81	891,504	2.89%	25.39%
2020	0.20%	20,375	12.61	256,933	1.89%	7.38	%****
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2021	0.20%	7,836	10.39	81,422	0.00%	3.91	%****
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2021	0.20%	284,298	11.54	3,280,520	2.09%	-1.09%
2020	0.20%	100,710	11.67	1,174,931	3.29%	8.94%
2019	0.20%	21,323	10.71	228,339	2.24%	7.09	%****
Fidelity VIP Energy Service Class 2 (FNRS2)
2021	0.20%	13,452	18.02	242,427	2.95%	54.52%
2020	0.20%	1,000	11.66	11,663	2.48%	16.63	%****
Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)
2021	0.20%	30,938	10.76	332,857	0.00%	7.59	%****
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2021	0.20%	290,529	11.76	3,415,200	3.37%	3.33%
2020	0.20%	81,934	11.38	932,147	4.52%	6.95%
2019	0.20%	21,611	10.64	229,901	8.96%	6.38	%****
First Eagle Overseas Variable (FEOVF)
2021	0.20%	197,122	11.94	2,353,435	1.13%	4.23%
2020	0.20%	62,264	11.45	713,177	2.46%	6.64%
2019	0.20%	19,962	10.74	214,414	0.42%	7.41	%****
Franklin Templeton Global Bond II (FTVGI2)
2021	0.20%	750	8.90	6,673	0.00%	-5.18	%****
Goldman Sachs VIT Multi-Strategy Alternatives - Ser (GVMSAS)
2021	0.20%	26,472	11.73	310,639	2.88%	4.63%
2020	0.20%	711	11.22	7,974	1.87%	6.51	%****
Goldman Sachs VIT Small Cap Eqty Insights Svc (GVSSCS)
2021	0.20%	33,371	14.75	492,222	0.30%	23.25%
2020	0.20%	11,580	11.97	138,583	0.00%	8.15%
2019	0.20%	6,952	11.07	76,931	0.21%	10.66	%****
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2021	0.20%	42,243	10.59	447,420	3.31%	2.30%
2020	0.20%	104	10.35	1,077	0.00%	-0.19	%****
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2021	0.20%	217,864	11.75	2,559,491	1.98%	-0.63%
2020	0.20%	64,346	11.82	760,746	1.38%	13.98%
2019	0.20%	10,134	10.37	105,120	1.13%	3.73	%****
Guggenheim Rydex Consumer Products (RCPF)
2021	0.20%	2,368	13.60	32,209	0.60%	10.40%
2020	0.20%	1,815	12.32	22,363	0.83%	7.36	%****
Guggenheim Rydex Financial Services (RFSF)
2021	0.20%	16,270	15.51	252,412	0.33%	34.99%
Guggenheim Rydex Telecommunications (RTEL)
2021	0.20%	247	12.41	3,061	0.79%	8.77%
2020	0.20%	1,952	11.41	22,266	0.85%	9.28	%****
Guggenheim Var Ser High Yield Ser P (SBLP)
2021	0.20%	97	11.78	1,142	5.10%	5.20%
2020	0.20%	97	11.20	1,086	0.00%	4.43	%****
Invesco V.I. Global Real Estate I (IVRE)
2021	0.20%	2,909	12.21	35,533	1.60%	25.46	%****
Invesco V.I. Main Street II (OVGIS)
2021	0.20%	9,119	17.10	155,913	0.65%	26.98%
2020	0.20%	2,394	13.47	32,237	0.00%	13.47	%****
Invesco V.I. Global II (OVGSS)
2021	0.20%	20,871	16.96	354,062	0.00%	14.94%
2020	0.20%	8,051	14.76	118,826	0.42%	27.08	%****
Invesco Oppenheimer V.I. International Growth S1 (OVIG)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.20%	38,231	15.73	601,401	0.00%	10.00%
2020	0.20%	9,214	14.30	131,765	0.52%	21.26%
2019	0.20%	5,793	11.79	68,317	0.81%	17.93	%****
Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)
2021	0.20%	101,393	20.46	2,074,045	0.00%	16.12%
2020	0.20%	48,681	17.62	857,519	0.00%	48.70%
2019	0.20%	14,108	11.85	167,127	0.00%	18.46	%****
Janus Henderson Balanced - Serv (JABS)
2021	0.20%	79,405	15.25	1,210,832	0.68%	16.68%
2020	0.20%	63,788	13.07	833,665	2.47%	13.80%
2019	0.20%	24,767	11.48	284,441	0.00%	14.85	%****
Janus Henderson Flexible Bond - Serv (JAFBS)
2021	0.20%	81,171	11.66	946,145	1.88%	-1.31%
2020	0.20%	32,184	11.81	380,127	1.39%	10.03%
2019	0.20%	23,031	10.73	247,222	4.01%	7.34	%****
Janus Henderson Global Technology and Innovation - Serv (JAGTS)
2021	0.20%	47,187	22.12	1,043,685	0.11%	17.51%
2020	0.20%	23,874	18.82	449,383	0.00%	50.43%
2019	0.20%	8,841	12.51	110,628	0.00%	25.13	%****
Janus Henderson Enterprise - Serv (JAMGS)
2021	0.20%	22,245	16.20	360,342	0.17%	16.31%
2020	0.20%	29,011	13.93	404,045	0.04%	18.94%
2019	0.20%	9,588	11.71	112,270	0.03%	17.09	%****
JHancock VIT Emerging Markets Value II (JHEMV2)
2021	0.30%	32,066	11.99	384,550	2.67%	10.75%
2020	0.30%	4,071	10.83	44,082	3.16%	3.05	%****
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
2021	0.20%	4,747	11.59	54,995	1.97%	5.26%
2020	0.20%	4,348	11.01	47,856	2.55%	-1.47%
2019	0.20%	1,186	11.17	13,250	0.00%	11.71	%****
LMCBV Large Cap Growth I (LVCLGI)
2021	0.20%	23,499	18.83	442,412	0.00%	21.70%
2020	0.20%	24,213	15.47	374,591	0.02%	30.48%
2019	0.20%	5,758	11.86	68,272	0.38%	18.57	%****
LMCBV Small Cap Growth II (SBVSG2)
2021	0.20%	57,135	17.84	1,019,501	0.00%	12.09%
2020	0.20%	20,084	15.92	319,724	0.00%	42.63%
2019	0.20%	11,064	11.16	123,492	0.00%	11.62	%****
Lord Abbett Bond Debenture VC (LOVBD)
2021	0.20%	320,966	11.90	3,819,703	3.66%	3.07%
2020	0.20%	115,971	11.55	1,339,008	5.56%	7.09%
2019	0.20%	39,532	10.78	426,223	8.60%	7.82	%****
Lord Abbett Series Total Return VC (LOVTRC)
2021	0.20%	164,084	11.33	1,859,425	2.39%	-0.44%
2020	0.20%	107,963	11.38	1,228,913	3.45%	7.21%
2019	0.20%	8,952	10.62	95,041	3.04%	6.17	%****
MainStay VP MacKay Convertible Svc 2 (MNCPS2)
2021	0.20%	31,292	16.35	511,546	0.44%	8.65%
2020	0.20%	2,079	15.05	31,281	0.10%	35.30	%****
MFS VIT Growth Series - Service (MEGSS)
2021	0.20%	38,309	19.75	756,506	0.00%	22.99%
2020	0.20%	23,420	16.06	376,035	0.00%	31.27%
2019	0.20%	3,621	12.23	44,289	0.00%	22.31	%****
MFS VIT II Research International Service (MV2RIS)
2021	0.20%	103,718	14.90	1,545,734	0.89%	11.04%
2020	0.20%	1,634	13.42	21,930	0.00%	34.21	%****
MFS VIT III Mid Cap Value Service (MV3MVS)
2021	0.20%	38,114	17.90	682,371	0.77%	30.34%
2020	0.20%	3,107	13.74	42,677	0.00%	37.36	%****
MFS VIT Value Series - Service (MVFSC)
2021	0.20%	56,151	15.10	848,148	1.33%	24.91%
2020	0.20%	16,439	12.09	198,794	0.86%	3.01%
2019	0.20%	5,726	11.74	67,221	0.00%	17.39	%****
MFS VIT Utilities Series - Service (MVUSC)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.20%	10,630	13.68	145,402	1.86%	13.60%
2020	0.20%	7,344	12.04	88,428	1.95%	5.41%
2019	0.20%	1,905	11.42	21,762	0.00%	14.23	%****
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)
2021	0.20%	3,479	11.13	38,715	3.91%	-2.16%
2020	0.20%	95	11.37	1,081	2.65%	5.32%
2019	0.20%	344	10.80	3,710	5.21%	7.99	%****
Morgan Stanley VIF Global Infrastructure II (MSGI2)
2021	0.20%	7,493	12.88	96,491	2.74%	13.78%
2020	0.20%	7,180	11.32	81,266	1.76%	-1.63%
2019	0.20%	1,166	11.51	13,418	2.46%	15.06	%****
Morgan Stanley VIF Growth Class II (MSVEG2)
2021	0.20%	11,492	9.84	113,030	0.00%	-1.64	%****
NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)
2021	0.45%	176,432	10.84	1,913,127	3.00%	-0.45%
2020	0.45%	93,686	10.89	1,020,462	3.20%	3.63%
2019	0.45%	9,294	10.51	97,696	8.27%	5.11	%****
NVIT BlackRock Equity Dividend I (EIF)
2021	0.20%	46,343	14.60	676,584	1.78%	20.05%
2020	0.20%	13,767	12.16	167,423	3.20%	3.42%
2019	0.20%	5,010	11.76	58,914	2.71%	17.59	%****
NVIT Government Bond I (GBF)
2021	0.20%	7,813	10.88	85,036	1.21%	-2.28%
2020	0.20%	11,353	11.14	126,436	1.45%	5.87%
2019	0.20%	6,198	10.52	65,195	7.99%	5.19	%****
NVIT International Equity I (GIG)
2021	0.20%	62,866	13.38	841,348	2.83%	12.43%
2020	0.20%	45,145	11.90	537,368	1.93%	7.73%
2019	0.20%	3,834	11.05	42,357	2.57%	10.49	%****
NVIT Investor Destinations Moderately Aggressive II (GVDMA)
2021	0.20%	11,580	14.38	166,536	0.19%	13.40%
2020	0.20%	510	12.68	6,468	0.22%	12.10	%****
NVIT Investor Destinations Moderately Conservative II (GVDMC)
2021	0.20%	138,634	12.55	1,740,053	0.27%	6.49%
2020	0.20%	29,193	11.79	344,067	0.15%	8.34	%****
NVIT S&P 500 Index - Class Y (GVEXD)
2021	0.55%	644,516	17.89	11,527,661	2.63%	27.79%
2020	0.55%	200,504	14.00	2,806,269	4.35%	17.59%
2019	0.55%	100,526	11.90	1,196,528	2.83%	19.03	%****
NVIT Investor Destinations Aggressive II (GVIDA)
2021	0.20%	33,541	14.78	495,737	0.13%	15.27	%****
NVIT Investor Destinations Conservative II (GVIDC)
2021	0.20%	78,075	11.64	908,525	0.25%	2.55%
2020	0.20%	39,805	11.35	451,697	0.15%	6.50%
2019	0.20%	1,427	10.66	15,201	1.95%	6.55	%****
NVIT Investor Destinations Moderate II (GVIDM)
2021	0.20%	147,020	13.46	1,979,020	0.20%	10.09%
2020	0.20%	19,807	12.23	242,175	0.00%	10.12%
2019	0.20%	999	11.10	11,092	0.00%	11.03	%****
NVIT International Index - Class Y (GVIXY)
2021	0.55%	22,095	13.33	294,519	3.95%	10.38%
2020	0.55%	8,751	12.08	105,680	0.63%	7.07%
2019	0.55%	31,783	11.28	358,487	5.49%	12.79	%****
NVIT Investor Destinations Managed Growth II (IDPG2)
2021	0.20%	687,989	13.14	9,043,371	0.20%	11.79%
2020	0.20%	366,132	11.76	4,305,214	0.16%	6.12%
2019	0.20%	16,630	11.08	184,274	2.14%	10.81	%****
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)
2021	0.20%	132,093	12.25	1,618,711	0.24%	7.36%
2020	0.20%	57,693	11.41	658,535	0.12%	4.35%
2019	0.20%	20,154	10.94	220,454	2.69%	9.39	%****
NVIT Mid Cap Index - Class Y (MCIFD)
2021	0.55%	136,498	15.59	2,127,578	1.68%	23.75%
2020	0.55%	72,250	12.60	910,012	8.12%	12.66%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.55%	9,151	11.18	102,307	1.83%	11.80	%****
NVIT Amundi Multi Sector Bond I (MSBF)
2021	0.20%	19,674	11.64	228,933	4.96%	5.03%
2020	0.20%	21,072	11.08	233,464	2.34%	3.85%
2019	0.20%	12,666	10.67	135,131	8.37%	6.68	%****
NVIT Managed American Funds Asset Alloc II (NAMAA2)
2021	0.20%	1,825,210	13.62	24,863,385	0.00%	12.48%
2020	0.20%	595,532	12.11	7,212,199	1.94%	6.88%
2019	0.20%	156,335	11.33	1,771,460	4.66%	13.31	%****
NVIT Managed American Funds Growth-Income II (NAMGI2)
2021	0.20%	9,081	14.96	135,863	0.25%	22.21%
2020	0.20%	2,091	12.24	25,598	0.66%	6.77	%****
NVIT Blueprint Managed Growth II (NCPG2)
2021	0.20%	986,931	13.62	13,442,793	0.16%	15.18%
2020	0.20%	498,415	11.83	5,893,976	0.91%	7.14%
2019	0.20%	37,176	11.04	410,306	5.80%	10.37	%****
NVIT Blueprint Managed Growth & Income II (NCPGI2)
2021	0.20%	127,010	12.60	1,599,709	0.17%	9.86%
2020	0.20%	24,395	11.46	279,685	0.42%	4.83	%****
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
2021	0.55%	6,940	11.26	78,136	4.10%	7.03	%****
NVIT BNY Mellon Dynamic U.S. Equity Income II (NVAMV2)
2021	0.20%	12,204	15.74	192,151	1.10%	34.05	%****
NVIT Bond Index - Class Y (NVBXD)
2021	0.55%	343,428	11.09	3,809,827	2.33%	-2.47%
2020	0.55%	18,753	11.37	213,303	0.68%	6.75%
2019	0.55%	67,580	10.66	720,098	4.02%	6.56	%****
NVIT Blueprint Capital Appreciation II (NVCCA2)
2021	0.20%	10,881	14.37	156,409	0.17%	15.53%
2020	0.20%	2,057	12.44	25,595	0.00%	11.24	%****
NVIT Blueprint Conservative II (NVCCN2)
2021	0.20%	69,644	11.97	833,843	0.24%	4.17%
2020	0.20%	33,186	11.49	381,418	0.26%	7.38%
NVIT Blueprint Moderately Aggressive II (NVCMA2)
2021	0.20%	39,406	14.89	586,776	0.15%	17.82%
2020	0.20%	1,051	12.64	13,282	1.01%	12.04%
2019	0.20%	12,514	11.28	141,167	0.00%	12.80	%****
NVIT Blueprint Moderately Conservative II (NVCMC2)
2021	0.20%	54,120	12.90	698,318	0.15%	8.81%
2020	0.20%	30,983	11.86	367,400	0.58%	8.84	%****
NVIT Blueprint Moderate II (NVCMD2)
2021	0.20%	85,210	13.87	1,181,844	0.29%	13.24	%****
NVIT Blueprint Aggressive II (NVCRA2)
2021	0.20%	5,825	15.29	89,037	0.15%	19.86	%****
NVIT Blueprint Balanced II (NVCRB2)
2021	0.20%	275,942	13.32	3,675,435	0.17%	10.77%
2020	0.20%	113,257	12.02	1,361,820	0.87%	9.46%
2019	0.20%	5,726	10.98	62,904	1.46%	9.85	%****
NVIT Investor Destinations Balanced II (NVDBL2)
2021	0.20%	213,814	12.94	2,767,537	0.36%	8.03%
2020	0.20%	32,584	11.98	390,421	0.06%	9.19%
2019	0.20%	1,011	10.97	11,092	0.00%	9.74	%****
NVIT Investor Destinations Capital Appreciation II (NVDCA2)
2021	0.20%	2,910	13.99	40,703	0.22%	11.94%
2020	0.20%	1,141	12.50	14,271	0.01%	11.40	%****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2021	0.55%	106,239	11.24	1,194,038	1.83%	-2.13%
2020	0.55%	28,657	11.48	329,081	4.41%	7.16%
2019	0.55%	1,492	10.72	15,991	0.00%	7.16	%****
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2021	0.55%	23,124	16.13	373,064	3.13%	21.75%
2020	0.55%	479	13.25	6,348	1.87%	15.68	%****
NVIT BlackRock Managed Global Allocation II (NVMGA2)
2021	0.20%	15,871	13.17	209,021	5.62%	4.22%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	1,202	12.64	15,190	0.87%	14.32%
2019	0.20%	2,414	11.05	26,681	0.89%	10.55	%****
NVIT Allspring Discovery II (NVMMG2)
2021	0.20%	23,871	17.77	424,119	0.00%	-5.12%
2020	0.20%	1,901	18.73	35,600	0.00%	60.18	%****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2021	0.20%	11,137	13.71	152,739	1.22%	23.95%
2020	0.20%	5,862	11.06	64,856	1.54%	-1.27%
2019	0.20%	8,007	11.21	89,731	2.61%	12.06	%****
NVIT Neuberger Berman Multi Cap Opportunities II (NVNMO2)
2021	0.20%	6,239	16.77	104,635	0.33%	26.17%
2020	0.20%	1,574	13.29	20,922	0.32%	13.17	%****
NVIT BNY Mellon Sustainable U.S. Equity II (NVNSR2)
2021	0.20%	55,340	16.62	919,637	0.35%	26.50%
2020	0.20%	22,351	13.14	293,613	1.53%	13.11%
2019	0.20%	861	11.61	9,994	0.00%	16.14	%****
NVIT Real Estate II (NVRE2)
2021	0.20%	8,069	15.89	128,246	1.22%	46.03%
2020	0.20%	4,607	10.88	50,137	0.99%	-5.88%
2019	0.20%	7,140	11.56	82,558	1.79%	15.63	%****
NVIT Small Cap Index - Class Y (NVSIXD)
2021	0.55%	330,193	14.98	4,946,789	1.36%	13.92%
2020	0.55%	121,845	13.15	1,602,417	3.16%	19.06%
2019	0.55%	23,606	11.05	260,757	2.14%	10.46	%****
NVIT Government Money Market I (SAM)
2021	0.20%	616,152	10.11	6,228,018	0.00%	-0.20%
2020	0.20%	477,463	10.13	4,835,775	0.11%	0.04%
2019	0.20%	78,089	10.12	790,549	1.28%	1.24	%****
NVIT Multi-Manager Small Company I (SCF)
2021	0.20%	7,671	17.54	134,545	0.00%	30.57%
2020	0.20%	2,731	13.43	36,683	0.02%	22.44%
2019	0.20%	1,392	10.97	15,273	0.07%	9.70	%****
NVIT Multi-Manager Small Cap Growth II (SCGF2)
2021	0.20%	5,227	17.81	93,101	0.00%	9.83%
2020	0.20%	4,845	16.22	78,574	0.00%	40.23	%****
NVIT Multi-Manager Small Cap Value I (SCVF)
2021	0.20%	2,991	14.81	44,292	0.00%	31.78%
2020	0.20%	755	11.24	8,485	0.04%	4.94%
2019	0.20%	431	10.71	4,615	1.07%	7.09	%****
NVIT AQR Large Cap Defensive Style Class II (TRF2)
2021	0.20%	55,702	15.63	870,621	1.54%	21.33%
2020	0.20%	5,371	12.88	69,190	0.79%	9.83%
2019	0.20%	889	11.73	10,424	0.81%	17.29	%****
Ntrn Lts Probabilities Class 1 (NOVPB1)
2021	0.20%	4,472	11.71	52,362	0.00%	1.99%
2020	0.20%	4,643	11.48	53,302	0.00%	-8.41%
2019	0.20%	16,789	12.53	210,422	0.00%	25.34	%****
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2021	0.20%	17,267	10.89	188,093	2.11%	1.08%
2020	0.20%	889	10.78	9,580	2.71%	4.60%
2019	0.20%	3	10.30	26	3.15%	3.03	%****
PIMCO VIT All Asset - Advisor (PMVAAD)
2021	0.20%	2,822	13.39	37,791	2.12%	15.81	%****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2021	0.20%	7,539	11.31	85,279	4.49%	-2.76%
2020	0.20%	3,325	11.63	38,676	3.40%	6.49%
2019	0.20%	3,032	10.92	33,118	3.40%	9.23	%****
PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)
2019	0.20%	2,356	10.50	24,734	1.50%	4.97	%****
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2021	0.20%	3,833	10.78	41,324	1.76%	-2.15%
2020	0.20%	2,234	11.02	24,614	0.26%	5.35	%****
PIMCO VIT High Yield - Admin (PMVHYA)
2021	0.20%	5,947	11.81	70,230	4.45%	3.42%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	6,156	11.42	70,280	1.89%	5.53%
2019	0.20%	537	10.82	5,812	3.77%	8.20	%****
PIMCO VIT Income - Admin (PMVID)
2021	0.20%	747,585	11.45	8,556,822	2.90%	1.79%
2020	0.20%	239,448	11.24	2,692,476	3.22%	6.30%
2019	0.20%	57,035	10.58	603,334	1.57%	5.78	%****
PIMCO VIT Low Duration - Admin (PMVLDA)
2021	0.20%	64,335	10.47	673,439	0.59%	-1.13%
2020	0.20%	9,347	10.59	98,965	0.57%	2.78%
2019	0.20%	617	10.30	6,357	0.59%	3.00	%****
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2021	0.20%	16,896	12.50	211,221	1.50%	-4.97%
2020	0.20%	3,598	13.16	47,335	1.39%	17.16%
2019	0.20%	904	11.23	10,146	0.22%	12.29	%****
PIMCO VIT Real Return - Admin (PMVRRA)
2021	0.20%	12,677	12.46	157,999	5.07%	5.38%
2020	0.20%	637	11.83	7,534	0.07%	11.49%
2019	0.20%	1,166	10.61	12,367	1.63%	6.09	%****
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2021	0.20%	12,236	13.93	170,487	4.94%	33.08%
2020	0.20%	3,113	10.47	32,594	0.33%	1.15	%****
PIMCO VIT Total Return - Admin (PMVTRA)
2021	0.20%	437,416	11.36	4,969,874	1.83%	-1.46%
2020	0.20%	233,078	11.53	2,687,543	1.84%	8.43%
2019	0.20%	39,056	10.63	415,326	2.26%	6.34	%****
PIMCO VIT Short-Term - Admin (PVSTA)
2021	0.20%	123,040	10.34	1,272,028	1.01%	-0.26%
2020	0.20%	27,341	10.36	283,385	0.94%	2.04%
2019	0.20%	6,920	10.16	70,296	0.45%	1.58	%****
Putnam VT Diversified Income Cl IB (PVDIB)
2021	0.20%	32,256	9.83	317,009	0.56%	-7.14%
2020	0.20%	26,316	10.58	278,503	5.07%	-1.10%
2019	0.20%	16,151	10.70	172,829	0.00%	7.01	%****
Putnam VT Income Cl IB (PVIB)
2021	0.20%	92,463	11.00	1,016,937	1.06%	-4.78%
2020	0.20%	23,595	11.55	272,521	4.60%	5.52%
2019	0.20%	19,421	10.95	212,585	0.00%	9.46	%****
Putnam VT International Value Class IB (PVIGIB)
2021	0.20%	6,319	15.60	98,600	0.00%	14.71	%****
T. Rowe Price Blue Chip Growth II (TRBCG2)
2021	0.20%	140,636	18.03	2,536,014	0.00%	17.10%
2020	0.20%	88,420	15.40	1,361,647	0.00%	33.65%
2019	0.20%	17,999	11.52	207,388	0.00%	15.23	%****
T. Rowe Price Health Sciences II (TRHS2)
2021	0.20%	85,505	16.71	1,429,006	0.00%	12.60%
2020	0.20%	56,740	14.84	842,128	0.00%	29.01%
2019	0.20%	4,408	11.50	50,710	0.00%	15.04	%****
VanEck VIP Emerging Markets S (VEEMS)
2021	0.20%	33,899	12.01	407,173	1.01%	-12.39%
2020	0.20%	7,750	13.71	106,272	1.96%	16.66	%****
VanEck VIP Global Gold Class S (VVGGS)
2021	0.20%	11,733	15.34	179,943	12.38%	-14.18%
2020	0.20%	5,838	17.87	104,348	1.05%	38.35	%****
VanEck VIP Global Resources Class S (VWHAS)
2021	0.20%	11,717	14.69	172,129	0.42%	18.44%
2020	0.20%	720	12.40	8,930	0.73%	18.59	%****
Vanguard VIF Balanced (VVB)
2021	0.55%	319,031	14.36	4,582,209	1.45%	18.36%
2020	0.55%	152,601	12.13	1,851,751	1.66%	10.07%
2019	0.55%	41,594	11.02	458,536	0.00%	10.24	%****
Vanguard VIF Capital Growth (VVCG)
2021	0.55%	93,868	15.76	1,478,896	0.66%	20.88%
2020	0.55%	52,633	13.03	686,043	0.57%	16.83%
2019	0.55%	2,709	11.16	30,221	0.00%	11.57	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard VIF Diversified Value (VVDV)
2021	0.55%	178,241	15.67	2,792,333	0.39%	29.75%
2020	0.55%	40,745	12.07	491,956	0.19%	11.17%
2019	0.55%	2,441	10.86	26,515	0.00%	8.61	%****
Vanguard VIF Equity Income (VVEI)
2021	0.55%	546,815	14.03	7,674,306	1.44%	24.64%
2020	0.55%	201,868	11.26	2,273,052	2.81%	2.68%
2019	0.55%	132,814	10.97	1,456,431	0.00%	9.66	%****
Vanguard VIF Equity Index (VVEIX)
2021	0.55%	372,951	16.76	6,249,942	0.96%	27.84%
2020	0.55%	194,761	13.11	2,552,959	1.60%	17.55%
2019	0.55%	116,272	11.15	1,296,534	0.00%	11.51	%****
Vanguard VIF Growth (VVG)
2021	0.55%	255,905	18.36	4,699,433	0.02%	17.21%
2020	0.55%	103,064	15.67	1,614,700	0.45%	42.31%
2019	0.55%	131,396	11.01	1,446,544	0.00%	10.09	%****
Vanguard VIF Global Bond Index (VVGBI)
2021	0.55%	38,206	10.86	414,749	0.66%	-2.38%
2020	0.55%	7,178	11.12	79,820	0.00%	6.09	%****
Vanguard VIF Total Bond Market Index (VVHGB)
2021	0.55%	1,930,266	11.00	21,224,698	1.42%	-2.26%
2020	0.55%	840,757	11.25	9,458,133	1.11%	6.99%
2019	0.55%	161,157	10.51	1,694,473	0.00%	5.14	%****
Vanguard VIF High Yield Bond (VVHYB)
2021	0.55%	89,411	11.45	1,024,076	2.87%	3.11%
2020	0.55%	42,579	11.11	472,973	1.54%	5.09%
2019	0.55%	6,685	10.57	70,656	0.00%	5.70	%****
Vanguard VIF International (VVI)
2021	0.55%	143,389	16.79	2,407,297	0.20%	-2.08%
2020	0.55%	57,544	17.15	986,621	0.65%	56.72%
2019	0.55%	20,378	10.94	222,941	0.00%	9.40	%****
Vanguard VIF Mid-Cap Index (VVMCI)
2021	0.55%	371,480	15.81	5,873,544	0.81%	23.67%
2020	0.55%	154,792	12.78	1,978,953	1.87%	17.42%
2019	0.55%	168,257	10.89	1,831,910	0.00%	8.88	%****
Vanguard VIF REIT Index (VVREI)
2021	0.55%	187,050	14.44	2,700,700	1.06%	39.44%
2020	0.55%	65,373	10.35	676,920	0.76%	-5.37%
2019	0.55%	11,868	10.94	129,871	0.00%	9.43	%****
Vanguard VIF Short-Term Investment Grade (VVSTC)
2021	0.55%	873,565	10.68	9,332,957	1.41%	-1.00%
2020	0.55%	327,980	10.79	3,539,434	1.70%	4.92%
2019	0.55%	111,786	10.29	1,149,825	0.00%	2.86	%****
Vanguard VIF Total International Stock Market Index (VVTISI)
2021	0.55%	477,611	12.82	6,122,866	1.27%	7.93%
2020	0.55%	177,918	11.88	2,113,219	1.12%	10.57%
2019	0.55%	169,341	10.74	1,819,073	0.00%	7.42	%****
Vanguard VIF Total Stock Market Index (VVTSM)
2021	0.55%	698,860	16.59	11,595,557	0.88%	24.95%
2020	0.55%	360,845	13.28	4,791,709	0.76%	19.89%
2019	0.55%	235,922	11.08	2,613,025	0.00%	10.76	%****
Allspring VT Discovery - Class 2 (SVDF)
2021	0.20%	26,900	18.00	484,294	0.00%	-5.23%
2020	0.20%	6,846	19.00	130,057	0.00%	62.33%
2019	0.20%	1,099	11.70	12,858	0.00%	17.03	%****
Westchester Merger Fund VL (MGRFV)
2021	0.20%	7,484	11.30	84,561	0.00%	0.88%
2020	0.20%	5,903	11.20	66,119	0.00%	7.16	%****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
d)	Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
1)	Form of Return of Premium Death Benefit Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
2)	Form of Enhanced Surrender Value for Terminal Illness Endorsement – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
3)	Form of Retirement Income Developer Option and Joint Option for Retirement Income Developer Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
4)	Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) and Joint Option for Nationwide L.incSM Advisory Option – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
5)	Form of Pro 4 Option and Joint Option for Pro 4 Option – Filed previously with Post-Effective Amendment No. 5 on September 16, 2020 (File No. 333-227783) and hereby incorporated by reference.
e)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
2)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm

3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm

18)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
19)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
20)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
23)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
24)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
25)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm

33)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
34)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
35)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
36)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
37)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
38)	Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
(39)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
(40)	Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
3)	Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
4)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
5)	Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm

8)	Shareholder Servicing Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
9)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
10)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
11)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
12)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
13)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
14)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
15)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
16)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
19)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
20)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
21)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm

25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
29)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
30)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
31)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
32)	Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust dated October 10, 2013, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
33)	Administrative Service Agreement with Fred Alger Management, Inc. and Fred Alger & Company Incorporated dated October 1, 2004, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i33.htm. Portions of this exhibit have been redacted.
34)	Administrative Service Agreement with FEF Distributors, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i34.htm. Portions of this exhibit have been redacted.
35)	Administrative Service Agreement with John Hancock Investment Management Services, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i35.htm. Portions of this exhibit have been redacted.
36)	Administrative Service Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i36.htm. Portions of this exhibit have been redacted.
37)	(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC dated May 1, 2016, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i37.htm. Portions of this exhibit have been redacted.
38)	Administrative Service Agreement with Redwood Investment Management LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i38.htm. Portions of this exhibit have been redacted.
39)	(Virtus) Administrative Service Agreement with VP Distributors, LLC dated October 1, 2018, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i39.htm. Portions of this exhibit have been redacted.
j)	Not Applicable.

k)	Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus – Attached hereto.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account-15
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact